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Limited Term New York Municipal Fund
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6803 S. Tucson Way, Englewood, CO 80112
1.800.525.7048

Statement of Additional Information dated April 30, 2002, Revised June 10, 2002

This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated April 30, 2002. It should be read together with the
Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box
5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                                                     Page

About the Fund

About Your Account

How To Buy Shares................................................................................................53
How To Sell

Financial Information About the Fund

A B O U T  T H E  F U N D

Additional Information About the Fund's Investment Policies and Risks

         The investment objective and the principal investment policies of the Fund are described in the
Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., can select for the Fund.
Additional explanations are also provided about  the strategies the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager uses will vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its goal. The Fund does not make investments with the objective of seeking capital growth. However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors prior to their maturity. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally fall in value. Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

         However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could realize a capital gain or loss on the sale.

         There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

         |X|  Determining the Average Effective Portfolio Maturity. In seeking to maintain an average effective portfolio maturity of less than five years, the Fund may purchase individual securities that have effective maturities of more or less than five years. The effective maturity of a bond might lengthen if market interest rates increase, and the effective maturity might shorten if market interest rates decline. Increasing market interest rates therefore could cause the average effective maturity of the portfolio to lengthen beyond five years, absent any portfolio transactions.

         If the average effective maturity of the portfolio should exceed five years, the Fund will not purchase securities that have effective maturities beyond five years. The Manager might also take steps to reduce the average effective maturity of the portfolio below five years. Those steps might include selling bonds with effective maturities beyond five years or buying bonds with effective maturities less than five years.

         In computing the Fund's average effective portfolio maturity, the Manager intends to use the same effective maturity dates that are shorter than the bond's stated maturity that are used in the marketplace for evaluating a bond for trading and pricing purposes. That date might be the date of a mandatory put, pre-refunded call, optional call or the average life to which a bond is priced. A bond having a variable coupon rate or anticipated principal prepayment may be assigned an effective maturity that is shorter than a stated call date, put date or average life, to reflect more closely the reduced price volatility expectations as to that bond.

Municipal Securities. The types of municipal securities in which the Fund may invest are described in the
Prospectus under "About the Fund's Investments." The Fund may from time to time invest in municipal securities other than New York municipal securities. For example, the to seek a higher yield, the Fund may invest in municipal securities issued by other states and their respective political subdivisions. Although any interest from these securities generally would be exempt from federal income tax, any such interest may be subject to New
York State and New York City personal income tax. Nonetheless, the Fund does not expect to invest a significant portion of its assets in securities other than New York municipal securities.

         Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

         |X|  Municipal Bonds. Long-term municipal securities (which have a maturity of more than one year when issued) are classified as "municipal bonds." The principal classifications of long-term municipal bonds are
"general obligation" and "revenue" bonds (including "industrial development" bonds). They may have fixed, variable or floating rates of interest, as described below, or may be "zero-coupon" bonds, as described below.

         Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is five to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return. In turn, that could reduce the Fund's yield.

o        General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest.
Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

o        Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

         Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability
(without obligation) to make up deficiencies in the debt service reserve fund.

o        Industrial Development Bonds. Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

         The Fund will purchase particular industrial development bonds only if the interest paid on the bonds is tax exempt under the Internal Revenue Code. The Internal Revenue Code limits the types of facilities that may be financed with tax-exempt industrial revenue and private-activity bonds (discussed below) and the amounts of these bonds that each state can issue.

         As an operating policy, the Fund will not invest more than 5% of its total assets in securities for which the obligation to pay interest and repay principal are the responsibility of an industrial user with less than three year's operating history.

o        Private Activity Municipal Securities. The Tax Reform Act of 1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities. The Tax
Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations. Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt. However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes. More stringent restrictions were placed on the use of proceeds of such bonds. Interest on certain private activity bonds is taxable under the revised rules. There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds, and qualified student loan bonds.

         In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds. The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

         Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Fund may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) will be subject to the federal alternative minimum tax on individuals and corporations.

         The federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero. This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income. The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations. Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

         In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

         To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10%
of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

         The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit. Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% of the proceeds or
$5.0 million. Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Fund makes no independent investigation of the users of such bonds or their use of proceeds of the bonds. If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

         Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user. This "substantial user" provision applies primarily to exempt facility bonds, including industrial development bonds. The Fund may invest in industrial development bonds and other private activity bonds.
Therefore, the Fund may not be an appropriate investment for entities which are "substantial users" (or persons related to "substantial users") of such exempt facilities. Those entities and persons should consult their tax advisors before purchasing shares of the Fund.

         A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds. Generally, an individual will not be a
"related person" under the Internal Revenue Code unless such individual or the individual's immediate family
(spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50%
in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

         |X|  Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

o        Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

o        Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

o        Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

o        Construction Loan Notes. These are sold to provide project construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

         |X|  Tax-Exempt Commercial Paper. This type of short-term obligation (usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

         |X|  Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

         Some municipal lease securities may be deemed to be "illiquid" securities. Their purchase by the Fund would be limited as described below in "Illiquid Securities." Municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees are not subject to the Fund's 15% limit on investments in illiquid securities.

         Those guidelines require the Manager to evaluate:
o        the frequency of trades and price quotations for such securities;
o        the number of dealers or other potential buyers willing to purchase or sell such securities;
o        the availability of market-makers; and
o        the nature of the trades for such securities.

         Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

         Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

         Municipal leases may also be subject to "abatement risk." The leases underlying certain municipal lease obligations may state that lease payments are subject to partial or full abatement. That abatement might occur, for example, if material damage to or destruction of the leased property interferes with the lessee's use of the property. However, in some cases that risk might be reduced by insurance covering the leased property, or by the use of credit enhancements such as letters of credit to back lease payments, or perhaps by the lessee's maintenance of reserve funds for lease payments.

         In addition, municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the
Fund. While the Fund holds these securities, the Manager will evaluate the likelihood of a continuing market for these securities and their credit quality.

         The Fund attempts to reduce its exposure to some of these risks by not investing more than 10% of its total assets in municipal leases obligations that contain "non-appropriation" clauses. Also, the Fund will invest in leases with non-appropriation clauses only if certain conditions are met:
o        the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of a municipality,
o        appropriate covenants are obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if lease payments are not appropriated,
o        the lease obligor has maintained good market acceptability in the past,
o        the investment is of a size that will be attractive to institutional investors, and
o        the underlying leased equipment has elements of portability and/or use that enhance its marketability if foreclosure is ever required on the underlying equipment.

         |X|  Credit Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors
Service ("Moody's"), Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard and Poor's") and Fitch, Inc. ("Fitch"), represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

         After the Fund buys a municipal security, it may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the Fund to sell the security, but the
Manager will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's, Standard & Poor's, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

         The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account. As a result, the pre-refunded security has essentially the same risks of default as an AAA-rated security.

         The rating definitions of Moody's, Standard & Poor's and Fitch for municipal securities are contained in
Appendix A to this Statement of Additional Information. The Fund can purchase securities that are unrated by nationally recognized rating organizations. The Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

         In evaluating the credit quality of a particular security, whether it is rated or unrated, the Manager will normally take into consideration a number of factors. Among them are the financial resources of the issuer, or the underlying source of funds for debt service on a security, the issuer's sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation and the degree of community support for it, the capabilities of the issuer's management and regulatory factors affecting the issuer and the particular facility.

o        Special Risks of Lower-Grade Securities. Up to 5% of the Fund's assets that are invested in New York municipal obligations (as defined in the Prospectus) may be invested in New York municipal obligations rated below investment grade. In addition, more than 5% of the Fund's assets that are invested in municipal obligations overall may be invested in municipal obligations rated below investment grade. These are commonly referred to as
"junk bonds." Lower grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade, securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities. However, because the added risk of lower quality securities might not be consistent with the Fund's policy of prudent investment management, the
Fund limits its investments in lower quality securities and does not buy securities rated below "Ba" by Moody's or "BB" by Standard & Poor's or Fitch (or unrated securities that the Manager deems to be of comparable quality).

         While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch are investment grade, they may be subject to special risks and have some speculative characteristics.

         In the event of unanticipated financial difficulties, default or bankruptcy of an issuer of an obligation or the underlying source of funds for debt service on an obligation the Fund owns, the Fund can take such action as the Manager considers appropriate. That might include, for example, retaining the services of persons, firms, professional organizations and others to evaluate or protect real estate, facilities or other assets securing the obligation or acquired by the Fund as a result of such event. The Fund will incur additional costs in taking protective action with respect to portfolio obligations that are in default or the assets securing those obligations. As a result, the Fund's share prices could be adversely affected. Any income derived from the Fund's ownership or operation of assets acquired as a result of these types of actions might not be tax-exempt.

Special Investment Considerations - New York Municipal Securities.  As explained in the Prospectus, the Fund's investments are highly sensitive to the fiscal stability of New York State (referred to in the section as the
"State") and its subdivisions, agencies, instrumentalities or authorities, including New York City (the "City"), which issue the municipal securities in which the Fund invests.  The following information on risk factors in concentrating in New York municipal securities is only a summary, based on the State's Annual Information
Statement dated October 2, 2001 and the update thereto dated November 8, 2001, and on publicly-available official statements relating to offerings by issuers of New York municipal securities on or prior to July 15, 2001 with respect to offerings of New York State, and on or prior to December 12, 2001 with respect to offerings by the
City.  No representation is made as to the accuracy of this information.

         On September 11, 2001, terrorist attacks destroyed the World Trade Center. Those attacks resulted in substantial loss of life, damage to other buildings in the vicinity, disruption of public transportation and business, and displacement of residents in the immediate vicinity of the World Trade Center. It is expected that the destruction of the World Trade Center will have a substantial impact on the City and its economy.

         During the mid-1970's the State, some of its agencies, instrumentalities and public benefit corporations
(the "Authorities"), and certain of its municipalities faced serious financial difficulties. To address many of these financial problems, the State developed various programs, many of which were successful in reducing the financial crisis.  Any further financial problems experienced by these Authorities or municipalities could have a direct adverse effect on the New York municipal securities in which the Fund invests.

         |X|  Factors Affecting Investments in New York State Securities.  The ramifications of the September 11,
2001 terrorist attack in New York raise many complex issues related to State finances.  The State expects substantial federal aid to be available to pay for most of the costs for disaster assistance and reconstruction.
On September 14, 2001, the United States Congress enacted an emergency supplemental appropriation of $40 billion for disaster assistance and counter-terrorism measures, with not less than $20 billion allocated to disaster relief and recovery initiatives in New York, Virginia, and Pennsylvania, although there is no assurance that such funds will be made available.  To expedite the flow of federal aid and other assistance, the State Legislature enacted $5.5 billion in appropriations on September 13, 2001.  It also authorized $2.5 billion in additional bonding authority for the New York City Transitional Finance Authority (TFA) to fund the City costs related to or arising from the terrorist attack.

         Federal funding for disaster assistance is available in several forms.  Under laws in effect in late
2001, the federal government pays 75% or more of the costs for emergency response activities and the repair of public buildings.  On September 21, 2001, the President waived any matching requirement for the State and the
City, clearing the way for 100% reimbursement for all eligible disaster-related costs.  Other significant assistance for businesses is available through the Small Business Administration for property losses, cash-flow needs, and hazard migration.

         The terrorist attacks in the City may have materially adverse consequences for the State, but at this time it is not possible to provide a definitive assessment.  The State assessed that the loss of tax and other receipts will be in the range of $1 billion to $3 billion in the 2001-02 fiscal year and in the range of $2 billion to $6 billion next fiscal year.  The mid-year update to the State's 2001-02 financial plan ("Mid-Year
Plan") projects revenue losses of $1.63 billion, which is offset in part by Legislative actions in October that provided $114 million in additional revenues and $20 million in expenditure savings.  It is expected that a number of economic sectors that generate State tax revenues will be disrupted at least temporarily, including finance, insurance, real estate, and tourism.  In the long term, the most significant risk is the possible loss of financial sector firms and related businesses to other states.  The financial sector is an important economic activity in the State and a substantial reduction in its operations would likely have an adverse impact on State tax revenues, leading to material changes to the Mid-Year Plan and the State's outyear projections of receipts, adding further pressure to budget balance in future fiscal years.

         In addition to the September 11, 2001 terrorist attacks in the City, many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's financial plan for the 2001-02 fiscal year.  These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control.  The financial plan for 2001-02 is also necessarily based upon forecasts of national and State economic activity.
Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies.

         In every year, many uncertainties exist in the forecast of the national and State economies.  Given the terrorist attacks, the nation's war-time preparations, and the volatility in financial markets, such uncertainties are significantly more pronounced at this time.  For example, the downturn in the financial markets could continue over a sustained period.  The securities industry is more important to the New York economy than to the national economy as a whole, potentially amplifying the impact of such a downturn.  A large change in stock market performance during the forecast horizon could result in wage and unemployment levels that are significantly different from those embodied in the 2001-02 forecast.

         Two variables which stand out as being particularly vulnerable to financial market volatility, and which are closely associated with prior strength of State personal income tax receipts, are finance sector bonus income and capital gains realizations.  Historically, financial sector bonus income has been closely tied to security firm profits.  With many Wall Street profit-making activities (such as initial public offerings and mergers and acquisitions) now significantly below 2000 levels, the New York Division of Budget ("DOB") has forecasted a significant decline in financial sector profits for 2001, which is likely to be exacerbated by the terrorist attacks.  DOB also expected that the decline in equity values observed since early 2000, combined with the decline in the average holding period for equities, would produce a decline in capital gains realizations for the
2001-02 fiscal year.  However, both bonus income and capital gains realizations have historically been subject to a large degree of variation and are likely to fall substantially below earlier expectations.

         In early 2002, The United States Congress was contemplating an economic stimulus package.  If enacted, certain components of the package may adversely affect State tax revenues.  The most significant risk concerns a provision that would allow expanded expensing of investment costs against federal taxable income.  Since the
State uses federal taxable income as the starting point for calculating taxable income, the provision could adversely impact State tax revenues.

         The DOB expects to revise its projections of receipts and disbursements relating to the 2001-02 financial plan as the impact of the terrorist attack in New York becomes clearer.  Actual results could differ materially and adversely from the State's projections.  In the past, the State has taken actions to address potential financial plan shortfalls, and has begun to take similar actions now to avoid adverse variances in its projections for the 2001-02 fiscal year.

         National economic growth slowed significantly during the second half of 2000 and the first half of
2001.  Real U.S. Gross Domestic Product (GDP) declined by 0.4% during the third quarter of 2001, following 0.3%
growth during the second quarter.  DOB has forecasted a recession stretching into the beginning of calendar year
2002.

         The events of September 11 have exacerbated the national economic slowdown.  Since the attack, the airline industry has lost substantial revenues, retail sales have plunged, and tourist activity remains significantly below the pre-September 11 level.  However, the Federal Reserve, the President, and Congress appear to be moving aggressively to impart both monetary and fiscal stimulus.  Given DOB's assumptions concerning the magnitude and the effectiveness of the stimulus, it projected that the U.S. economy, as measured by real U.S.
GDP, will grow 1.0% for 2001 and 0.9% for 2002.

         Private sector profits declined significantly in 2001 and are expected to fall further, resulting in additional rounds of employee layoffs.  The unemployment rate was expected to rise from 4.7% for 2001 to 6.2% for
2002.  U.S. personal income was expected to grow 5.0% for 2001 and 4.0% for 2002, following much higher growth of
7.0% for 2000.  The reduction in household wealth, combined with rising unemployment and slower income growth, was expected to cause consumers to dramatically curtail spending.

         There are significant risks to the national forecast.  If either monetary or fiscal policy is less effective than expected, the recession could be both longer and deeper than predicted.  Weaker corporate profits than projected could, in turn, produce even more employee layoffs and less capital investment than anticipated.
Similarly, if the stock market fails to rebound when expected in calendar 2002, the resulting additional loss of household wealth, coupled with employee layoffs could further reduce wages, personal income, and consumption growth.  World economic growth could be substantially worse than expected.  However, if monetary and fiscal policies are more effective than projected or if the stock market rebounds earlier than expected, economic growth could rise above the forecast.  The foregoing outlook was predicated upon the assumption that no additional major disruption will occur again within the forecasting period.  However, with the nation at war abroad and on high alert domestically, the risk of an adverse shock to the U.S. economy is extremely high.

         New York is the third most populous state in the nation and has a relatively high level of personal wealth.  The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity.  The State's location and its air transport facilities and natural harbors have made it an important link in international commerce.  Travel and tourism constitute an important part of the economy.  However, the terrorist attack on the World Trade Center on September 11, 2001 is likely to have an adverse effect on travel and tourism. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.
Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries.  The State's finance, insurance, and real estate share, as measured by wages, is particularly large relative to the nation.  The State projected that it is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

         DOB has estimated that tens of thousands of jobs may have been lost or displaced from New York, at least temporarily, due to the events of September 11.  The sector hardest hit by the disaster was the finance industry, which is estimated to have lost 30,000 jobs, many of whom have been either laid off or relocated out-of-state.
Other industries expected to experience severe losses were businesses and media services, hotel and motel services, retail trade, arts and entertainment services, and transportation.  In contrast, as part of the reconstruction process, the construction sector was expected to experience a net gain in employment.  On an annual average basis, State employment was expected to grow a modest 0.4% for 2001 and decline 1.2% for 2002.

         DOB has estimated that the events of September 11 will also have a significantly negative impact on securities industry profits.  The fall in profit growth was expected to result in a severe decline in finance and insurance industry cash bonuses.  This decline will likely be exacerbated by firms weighing their bonus payouts more heavily than usual in favor of stock options as well as by the transfer of dislocated workers out-of-state.
Lower growth in both employment and bonus income was expected to result in personal income growth of 2.8% for
2001, followed by growth of 1.3% for 2002.

         The most significant risks to the New York economic forecast pertain to the pace of layoffs related to the events of September 11, and the impact of both the disaster itself and deteriorating economic conditions on wages.  The possibility of yet another terrorist attack on the City area poses a substantial negative risk to the
DOB forecast.  Fewer layoffs, stronger financial markets, and higher bonuses than projected would result in a stronger State economy than reflected in the State's forecast.  Similarly, greater job losses, weaker financial markets, and smaller bonus payments than expected would result in a weaker State economy.

         |X|  The 2001-02 Fiscal Year.  On September 21, 2001, the State issued a financial plan for the 2001-02 fiscal year (the "September Financial Plan"). On November 8, 2001, the State issued an update to the September
Financial Plan (the "Mid-Year Plan") (the September Financial Plan, as updated by the Mid-Year Plan, being the
"2001-02 Financial Plan").

         In the Mid-Year Plan, the State continues to project that the 2001-02 Financial Plan will remain in balance for the duration of the fiscal year after the use of $1.50 billion in existing General Fund (the major operating Fund of the State) reserves.  The Mid-Year Plan projects that General Fund receipts and transfers from other funds will total $42.09 billion in 2001-02.  The net decrease of $1.52 billion from the September Financial
Plan is comprised of a $1.63 billion downward revision in estimated receipts primarily related to the World Trade
Center attacks, offset in part by $114 million in additional revenues from Legislative action in October related to the gas import tax.  General Fund disbursements and transfers to other funds are now projected to total $41.97 billion in 2001-02, a decrease of $20 million from the September Financial Plan.  The decrease reflects General
Fund savings of $188 million from the use of Temporary Assistance to Needy Families (TANF) resources for welfare and child welfare costs, offset in part by funding for not-for-profit organizations ($100 million) and a new economic stimulus program ($68 million).

         The State reported that at the end of the first six (6) months of the 2001-02 fiscal year, the General
Fund had a cash balance of $5.55 billion, $489 million below the estimate in the September Financial Plan.
General Fund receipts and transfers from other funds totaled $23.56 billion through September 2001. Receipts and transfers were $502 million below the cashflow projections in the September Financial Plan, due in part to the economic impact of the World Trade Center attacks and an extension of the filing deadline for making estimated tax payments from September 15 to December 15.  General Fund disbursements and transfers to other funds totaled
$19.11 billion through September 2001, a decrease of $13 million from the September Financial Plan.  The variance was attributable to the timing of payments and was not expected to alter year-end results.

         Personal income tax ("PIT") receipts were projected to total $27.10 billion in 2001-02, a decline of
$1.09 billion from the September Financial Plan.  The revised PIT projection reflects the anticipated adverse economic impact of the World Trade Center disaster, including significant reductions in wages, employment, financial sector bonuses, and capital gains income.  DOB forecasted a significant decline in both withholding taxes (down $941 million) and estimated payments (down $120 million) compared to the September Financial Plan estimate.  DOB projected financial sector bonuses to decline by 50 percent, and taxable capital gains realizations by 35 percent, from calendar year 2000.  The State's forecast projected actual year-over-year decreases in New York State adjusted gross income and personal income tax liability for both the 2001 and 2002 years.

         The World Trade Center attacks are also expected to reduce user tax and fee collections in 2001-02.  The
Mid-Year Plan projected these tax receipts to total $7.04 billion in 2001, a decline of $52 million from the
September Financial Plan.  Projected sales tax collections have been lowered by $56 million, reflecting the decline in consumer confidence, lower tourism spending, and the anticipated decline in personal income and employment.  Modest upward revisions in cigarette and alcoholic beverage taxes partially offset the projected decline in the sales tax.

         DOB has lowered its projection for business tax collections by $329 million from the September Financial
Plan projection of $3.98 billion due to several factors, including the adverse impact of the World Trade Center disaster on financial services firms, declining corporate profits, and banking losses.  Compared to the September
Financial Plan, the Mid-Year Plan forecasted declines in collections for significant components of the business taxes, including the corporation franchise tax ($215 million), bank franchise taxes ($89 million), and corporation and utilities taxes ($50 million).  Receipts in the latter category included an upward adjustment of
$144 million to reflect the impact of legislation that corrected constitutional flaws related to the gas import tax.

         The State has stated that it plans to take the actions necessary to maintain budget balance during the
2001-02 fiscal year.  The State Constitution requires the Governor to submit a balanced budget and cash-basis
Financial Plan for 2002-03 with the Executive Budget.  The State has stated that it does not believe the terrorist attacks or other events will affect its ability to pay the principal and interest on its bonds or other debt service obligations in this or any future fiscal year.

o        State Governmental  Funds Group.  Substantially all State non-pension  financial  operations are accounted for in the State's governmental funds group.  Governmental funds include:

                  o   the General Fund, which is the major operating fund of the State and receives all receipts that are not  required by law to be deposited in another fund, including most State tax receipts and certain fees, transfers from other funds and miscellaneous receipts from other sources;
                  o   Special Revenue Funds, which account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), such as federal grants, that are legally restricted to specified purposes;
                  o   Capital  Projects  Funds,  which account for financial  resources of the State to be used for the acquisition or construction  of major capital  facilities  (other than those financed by Special Revenue Funds,
Proprietary Funds and Fiduciary Funds); and
                  o   Debt Service Funds, which account for the accumulation of resources (including receipts from certain taxes, transfers from other funds and miscellaneous revenues, such as dormitory room rental fees, which are dedicated by statute for payment of lease-purchase rentals) for the payment of general long-term debt service and related costs and payments under lease-purchase and contractual-obligation financing arrangements.

o        Local Government Assistance Corporation.  In 1990, as part of a State fiscal reform program, legislation was enacted creating Local Government Assistance Corporation, a public benefit corporation empowered to issue long-term obligations to fund payments to local governments that had been traditionally funded through the
State's annual seasonal borrowing.  The legislation authorized the corporation to issue its bonds and notes in an amount to yield net proceeds not in excess of $4.7 billion (exclusive of certain refunding bonds).  Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than thirty (30)
years, was expected to eliminate the need for continued short-term seasonal borrowing.

         The legislation also dedicated revenues equal to 1% of the 4% State sales and use tax to pay debt service on these bonds.  The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by the corporation and bonds issued to provide for capitalized interest.  An exception is in cases where the Governor and the legislative leaders have certified the need for additional borrowing and have provided a schedule for reducing it to the cap.  If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. This provision capping the seasonal borrowing was included as a covenant with the corporation's bondholders in the resolution authorizing such bonds.

         As of June 1995, the corporation had issued bonds and notes to provide net proceeds of $4.7 billion, completing the program.  The impact of its borrowing, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

         |X|  Authorities.  The fiscal stability of the State is related to the fiscal stability of its public
Authorities.  Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities.  Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts, and restrictions set forth in their legislative authorization.  As of December 31, 2000, there were 18 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was almost $98 billion, only a portion of which constitutes
State-supported or State-related debt.

         Authorities are generally supported by revenues generated by the projects they finance or operate, such as tolls charged for use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities.  In addition,
State legislation authorizes several financing techniques for Authorities.  There are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to Authorities.  Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, the affected localities could seek additional State assistance if local assistance payments are diverted.  Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

         |X|  Ratings of the State's Securities.  As of July 17, 2001, S&P has rated the State's general obligation bonds "AA," Moody's has rated those bonds "A2" and Fitch has rated those bonds "AA".

         Ratings reflect only the views of the ratings organizations, and an explanation of the significance of a rating must be obtained from the rating agency furnishing the rating.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of a rating may have an effect on the market price of the State and municipal securities in which the Fund invests.

         |X|  The State's General Obligation Debt.  As of March 31, 2001, the State had approximately $4.3 billion in general obligation bonds outstanding.  Principal and interest due on general obligation bonds and interest due on bond anticipation notes were $677.5 million for the 2000-01 fiscal year and are estimated to be
$632.6 million for the State's 2001-02 fiscal year.

         |X|  Pending Litigation.  The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations.  That litigation includes, but is not limited to, claims asserted against the State involving State finances and programs and arising from alleged violations of civil rights, alleged torts, alleged breaches of contracts, real property proceedings and other alleged violations of State and Federal laws.  These proceedings could affect adversely the financial condition of the
State in the 2001-02 fiscal year or thereafter.

         The State believes that the proposed 2001-02 Financial Plan includes sufficient reserves for the payment of judgments that may be required during the 2001-02 fiscal year.  There can be no assurance, however, that an adverse decision in any of these proceedings would not exceed the amount the 2001-02 Financial Plan reserves for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 2001-02
Financial Plan.

         In addition, the State is party to other claims and litigation that either its legal counsel has advised are not probable that the State will suffer adverse court decisions or the State has determined are not material.  Although the amounts of potential losses, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the
State's financial position in the 2001-02 fiscal year or thereafter.

         |X|  Other Functions.  Certain localities in addition to the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2001-02 fiscal year or thereafter.

         |X|  Factors Affecting Investments in New York City Municipal Securities. The City has a highly diversified economic base, with a substantial volume of business activity in the service, wholesale and retail trade and manufacturing industries and is the location of many securities, banking, law, accounting, news media and advertising firms.

         Economic activity in the City has experienced periods of growth and recession and can be expected to experience periods of growth and recession in the future. Changes in the economic activity in the City, particularly employment, per capita personal income and retail sales, may have an impact on the City. From 1969 to 1977, the City experienced substantial declines in employment, but from 1978 to 1987 the City experienced strong growth in jobs, especially in the city's finance, insurance and real estate sectors due in large part to lower inflation, lower interest rates and a strong securities market.  Beginning in 1988, employment growth in the City slowed, and in 1990 the City experienced job losses, although the U.S. economy expanded during that period. During 1991 and 1992, employment levels in the city continued to decline. In recent years, the City has experienced increases in employment. Real per capita personal income (i.e. per capita personal income adjusted for the effects of inflation and the differential in living costs) has generally experienced fewer fluctuations than employment in the City. Although the City periodically experienced declines in real per capita personal income between 1969 and 1981, real per capita personal income in the City has generally increased from the mid-1980's until the present. In nearly all of the years between 1969 and 1990 the city experienced strong increases in retail sales. However, from 1991 to 1993, the city experienced a weak period of retail sales. Since
1994, the City has returned to a period of growth in retail sales. Overall, the City's economic improvement accelerated significantly between 1997 and 2000.  Much of the increase was traced to the performance of the securities industry, but the City's economy also produced gains in the retail trade sector, the hotel and tourism industry, and business services, with private sector employment growing rapidly. The City's financial plan assumes negative economic growth during the latter half of calendar year 2001 through the first half of calendar year 2002 as a result of the September 11 attack and the national economic recession.  The City's financial plan assumes that the City's economy will begin a slow recovery with the national economic recovery around the middle of calendar year 2002.

         The September 11, 2001 terrorist attacks on the World Trade Center are expected to have substantial impact on the City and its economy.  Reduced economic activity is expected to lower corporate profits, increase job losses and reduce consumer spending, which would result in reduced personal income and sales tax receipts and other business tax revenues for the City and could negatively affect real property values.

         For each of the 1981 through 2001 fiscal years, the City's General Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles after discretionary and other transfers.  The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

         The Mayor is responsible for preparing the City's financial plan, including the City's financial plan for the 2002 through 2005 fiscal years (referred to below as the "2002-2005 Financial Plan", or "Financial Plan").

         The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize.  Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully.  The City's program for financing capital projects for fiscal years 2002 through 2005 contemplated the issuance approximately $11.0 billion of general obligation bonds and approximately $4.0 billion of bonds (excluding bond anticipation notes and recovery bonds and notes issued to pay costs relating to the September 11 attack) to be issued by the New York City
Transitional Finance Authority (the "Finance Authority").  In addition, it was expected that the City will have access to approximately $2.2 billion (including the $604 million of bond proceeds received by December 2001) of proceeds from the sale of tobacco settlement bonds to be issued by TSASC, Inc. ("TSASC"). Such bonds are secured by revenues derived from the settlement of litigation with tobacco companies selling cigarettes in the United
States.  The Finance Authority and TSASC were created to assist the City in financing its capital program while keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur.

         In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements.  The success of projected public sales of City, New York City Municipal Water Finance Authority
("Water Authority"), Finance Authority, TSASC and other bonds and notes will be subject to prevailing market conditions.  The City's planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the Water Authority, Finance Authority and TSASC.  Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

         In addition to the financing program described above, the Finance Authority issued $1 billion of recovery notes on October 4, 2001 to pay costs related to the September 11 attack.  The Finance Authority note proceeds may be utilized to accommodate cash needs resulting from timing differences between payment by the City of costs relating to the events of September 11 and receipt of Federal reimbursement for such costs, or to meet other City cash requirements caused by such events.  Such notes may be paid with Finance Authority revenues (with the resulting reduction in City tax revenues to be offset by Federal aid or other sources) or proceeds of renewal notes or bonds of the Finance Authority (which would also reduce tax revenues to the City).  The Finance
Authority  is authorized to have outstanding $2.5 billion of bonds or notes, the proceeds of which are to be used to pay costs related to the September 11 attack.

         The City Comptroller and other agencies and public officials issue periodic reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans.  It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

         Continuing recovery, clean up and repair efforts following the September 11 terrorist attacks will result in substantial expenditures.  The City expects to be reimbursed by the Federal government for all of its direct costs for response and remediation of the World Trade Center site.  These costs are not expected to be substantially below previous estimates.  The City also expects to receive Federal funds for costs of economic revitalization and other needs, not directly payable through the City budget, relating to the September 11 attack.

         The events of September 11 increased the risk of a recession and a delay in recovery.  It is not possible to quantify at present with any certainty the long-term impact of the September 11 attack on the City and its economy, any economic benefits which may result from recovery and rebuilding activities and the amount of additional resources from Federal, State, City and other sources which will be required.

         |X|  The City's 2002-2005 Financial Plan.  The Financial Plan for the 2002 through 2005 fiscal years, released on December 4, 2001, projects that revenues and expenditures for the 2002 fiscal year will be balanced in accordance with generally accepted accounting principles, and projects gaps of $3.6 billion, $4.0 billion and
$3.9 billion for fiscal years 2003 through 2005, respectively, after implementation of a gap-closing program for fiscal year 2002.  The gap-closing program includes agency actions to reduce expenditures by $766 million, which includes personnel reductions through attrition, and agency actions to increase revenues, including federal aid to reimburse costs relating to the September 11 attack..  The Financial Plan depends upon its projections of decreased tax revenues in fiscal years 2002 through 2005, reflecting primarily decreases in projected personal income, business and sales tax revenues as a result of the September 11 attack and reduced economic activity, offset by increased revenues in fiscal years 2002 through 2005 as a result of the elimination of a previously proposed tax reduction program; increased pension costs in fiscal years 2003 through 2005 resulting primarily from investment losses in fiscal year 2001; projections of a reduction in federal and State actions in fiscal years 2002 through 2005; an increase in labor costs in fiscal years 2002 through 2005 to reflect the cost of wage increases for the uniformed forces coalition; a delay in the receipt of $250 million from the proposed sale of the New York City Off-Track Betting Corporation ("OTB") from fiscal year 2002 to fiscal year 2003; the elimination of $114 million of State payments to a stock transfer incentive fund for fiscal years 2002 through
2005, which was not included in the State Budget; reduced net spending in fiscal year 2002 and increased agency spending in fiscal years 2003 through 2005; debt service savings in fiscal years 2002 through 2005; savings in fiscal years 2002 through 2005 resulting from an early retirement and severance program; and the acceleration of
$73 million of State revenue sharing aid  in fiscal year 2002.  The assumed tax revenue shortfalls after
September 11 will be subject to revision in the future, and reflect steeper declines in national gross domestic product and corporate profits, additional declines in capital gains realizations, local job losses exceeding
100,000 and a disruption in tourism and related spending.  The Financial Plan assumes that the costs relating to the September 11 attack will be paid from Federal aid.  The timing of actual receipt of revenues and incurrence of expenditures for fiscal year 2002, including the timing of any tax revenue shortfalls and the gap-closing actions in the Financial Plan, could require the City to take actions within the 2002 fiscal year to meet its cash flow requirements, depending on the extent to which decreases and delays in the receipt of revenues occur more rapidly than the implementation of the gap-closing actions.

         The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected.
The Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the effects on the City economy of the September 11 attack, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2002 through 2005 fiscal years; continuation of projected interest earnings assumptions for pension fund assets and assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of the
Health and Hospitals Corporation, the Board of Education and other such agencies to maintain balanced budgets;
the willingness of the Federal government to provide the amount of Federal aid contemplated in the Financial
Plan; the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; the City's ability to market its securities successfully in the public credit markets;
and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure.

         The Financial Plan further includes a proposed discretionary transfer in the 2002 fiscal year of $375 million to pay debt service due in 2003.  In addition, the Financial Plan reflects proposed tax reductions in fiscal years 2002 through 2005, including a proposed additional 25% reduction in the personal income tax 14%
surcharge; an increase in the taxable threshold for the commercial rent tax; an extension of tax reductions for owners of cooperative and condominium apartments; and an extension of the Lower Manhattan Revitalization
Program.  All of these items except for the commercial rent tax reduction and the reduction in the personal income tax surcharge require approval by the State Legislature.

         The Financial Plan does not make any provision for wage increases other than the pay increases discussed above, or for increased pension expenditures due to any investment losses in fiscal year 2002.

         On October 4, 2001, the City Comptroller released a report proposing a framework for assessing the impact of the events of September 11 on the City's economy and tax revenues.  In the report, the City Comptroller estimated that job losses for fiscal year 2002 could total 115,300, some of which may be replaced by activity relating to clean-up, repair and reconstruction.  In addition, the report estimated that the risk to the City budget from lost revenues resulting from the events of September 11 is $738 million for fiscal year 2002 and $567 million for fiscal year 2003, for a total of $1.3 billion for the two fiscal years.  The aggregate $1.3 billion of projected lost revenues includes $473 million from sales and hotel taxes, $284 million from business taxes,
$195 million from property taxes and $162 million from personal income taxes, as well as projected lost revenues relating to the commercial rent tax, parking violations and airport fees.  The report noted that its estimates are preliminary and will be revised as additional information becomes available.  It can be expected that other reports and statements, which will provide varying assessments of the impact of the events of September 11 on the
City's economy and tax revenues, will continue to be issued.

         Various actions proposed in the Financial Plan are uncertain.  If these measures cannot be implemented, the City will be required to take other actions to decrease expenditures or increase revenues to maintain a balanced financial plan.  In addition, the economic and financial condition of the City may be affected by various financial, social, economic and other factors which could have a material effect on the City.

         The projections and assumptions contained in the Financial Plan are subject to revision which may involve substantial change, and no assurance can be given that these estimates and projections, which include actions which the City expects will be taken but which are not within the City's control, will be realized.

         |X|  Ratings of the City's Bonds.  As of December 12, 2001, Moody's, S&P and Fitch rated the City's general obligations bonds A2, A and A+, respectively.  These ratings reflect only the views of Moody's, Standard
& Poor's and Fitch from which an explanation of the significance of such ratings may be obtained.  There is no assurance that those ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.  Any downward revision or withdrawal could have an adverse effect on the market prices of the City's bonds.  On July 16, 1998, S&P revised its rating of City bonds to "A-" from "BBB+." On September 13,
2000,  S&P revised its rating of City Bonds upward to "A."  Moody's rating of City bonds was revised in August
2000 to "A2" from "A3."  On March 8, 1999, Fitch revised its rating of City bonds upward to "A" from "A-" and on
September 15, 2000, Fitch revised its rating to "A+."  On November 16, 2001, Moody's revised its outlook on City bonds to negative from uncertain.  The revised outlook reflects the disruptive effects of the World Trade Center tragedy on the City's economy, the effects of the national economic recession that evidenced strain on the critical financial services sector even prior to September 11, and projections of resultant current year and outyear revenue loss and spending increases attributable to these events.

         |X|  The City's Outstanding Indebtedness.  As of September 30, 2001, the City and the Municipal
Assistance Corporation for the City of New York had, respectively, $25.617 billion and $2.140 billion of outstanding net long-term debt.

         For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements.  There can be no assurance that there will not be reductions in State aid to the City from amounts originally projected; that State budgets in future fiscal years will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.

|X|      Pending  Litigation.  The City is a  defendant  in lawsuits  pertaining  to  material  matters,  including claims  asserted that are  incidental to performing  routine  governmental  and other  functions.  That  litigation includes,  but is not limited to,  actions  commenced and claims  asserted  against the City arising out of alleged
constitutional   violations,   torts,  breaches  of  contract,   and  other  violations  of  law  and  condemnation
proceedings.  While the ultimate  outcome and fiscal  impact,  if any, on the City of such  proceedings  and claims are not currently  predictable,  adverse  determinations in certain of them might have material adverse effect upon the City's  ability to carry out the  Financial  Plan.  For the fiscal year ended on June 30,  2001,  the City paid
$594.8  million  for  judgments  and  claims.  Expenditures  for fiscal  year 2002 are  projected  to reach  $309.5 million.  The  Financial  Plan  includes  provisions  for the payment of  judgments  and claims of $325.7  million,
$345.7  million and $369.2 million for the 2003 through 2005 fiscal years,  respectively.  As of June 30, 2001, the
City estimates its potential future liability for outstanding claims against it to be approximately $4.2 billion.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use some of them.

         |X|  Floating Rate and Variable Rate Obligations. Variable rate obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

         The interest rate on a floating rate note is based on a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate obligation meets the
Fund's quality standards by reason of the backing provided by a letter of credit or guarantee issued by a bank that meets those quality standards.

         Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

         |X|  Inverse Floaters and Other Derivative Investments. "Inverse floaters" are municipal obligations on which the interest rates typically fall as market rates increase and increase as market rates fall. Changes in market interest rates or the floating rate of the security inversely affect the residual interest rate of an inverse floater. As a result, the price of an inverse floater will be considerably more volatile than that of a fixed-rate obligation when interest rates change.

         To provide investment leverage, a municipal issuer might decide to issue two variable rate obligations instead of a single long-term, fixed-rate bond. For example, the interest rate on one obligation reflects short-term interest rates. The interest rate on the other instrument, the inverse floater, reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by a factor of two, minus the rate paid on the short-term instrument. The two portions may be recombined to create a fixed-rate bond. The Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions. The Fund can invest up to 5% of its total assets in inverse floaters.

         Inverse floaters may offer relatively high current income, reflecting the spread between short-term and long-term tax-exempt interest rates. As long as the municipal yield curve remains relatively steep and short term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. The Fund might invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a
"rate-lock" option.

         Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the
Fund to the risk of short-term interest rate fluctuations. "Embedded" caps might be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.
         Inverse floaters are a form of derivative investment. Certain derivatives, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments.
These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

         |X|  "When-Issued" and "Delayed-Delivery" Transactions. As stated in the Prospectus, the Fund can purchase securities, up to 10% of the Fund's net assets, on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" (or "forward commitment") basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture have been created. A market exists for the securities, but they are not available for immediate delivery.

         These transactions are negotiated, and the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund, from time to time, may purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery might be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of these securities and could cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at the settlement of the trade.

         The Fund may engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction.
Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

         When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify on its books liquid securities at least equal to the value of purchase commitments until the Fund pays for the investment.

         When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

         |X|  Zero-Coupon Securities. The Fund can buy zero-coupon and delayed interest municipal securities.
Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Original issue discount on these securities is included in the Fund's tax-free income. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

         Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

         The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

         |X|  Puts and Standby Commitments. The Fund can acquire "stand-by commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

         When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the
Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

         The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

         Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the
Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

         A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

         |X|  Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for temporary defensive purposes or for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

          In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Manager from time to time.

         The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund cannot invest more than 20% of its total assets in taxable repurchase agreements offering taxable income.

         Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
         |X|  Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's
Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus.
Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.
If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid. Illiquid securities include repurchase agreements maturing in more than seven days.

         |X|  Borrowing for Leverage. The Fund has the ability to borrow from banks on an unsecured basis in amounts limited (as a fundamental policy) to a maximum of 10% of its total assets, to invest the borrowed funds in portfolio securities. This technique is known as "leverage." The Fund may borrow only from banks. As a fundamental policy, borrowings can be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund is required to reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

         The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

         The Fund has entered into an agreement enabling it to participate with either OppenheimerFunds in an unsecured line of credit with a bank. Interest is charged to each fund based on its respective borrowings. The
Fund pays a commitment fee equal to its pro rata share of the average amortized amount of the credit line. This fee is described in the notes to the Financial Statements at the end of this Statement of Additional Information.

         |X|  Investments in Other Investment Companies. On a temporary basis, the Fund can invest up to 5% of its total assets in shares of other investment companies that have an investment objective of seeking income exempt from federal, New York State and New York City personal income taxes. It can invest up to 5% of its total assets in any one investment company (but cannot own more than 3% of the outstanding voting stock of that company). These limits do not apply to shares acquired in a merger, consolidation, reorganization or acquisition of another investment company. Because the Fund would be subject to its ratable share of the other investment company's expenses, the Fund will not make these investments unless the Manager believes that the potential investment benefits justify the added costs and expenses.

         |X|  Hedging. The Fund can use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund could:
o        buy puts on securities, or
o        write covered calls on securities. Covered calls can also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

         The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the
Manager's discretion, as described below. The particular options the Fund can use are described below. The Fund may employ other hedging instruments and strategies in the future, if those investment methods are consistent with the Fund's investment objective, are permissible under applicable regulations governing the Fund and are approved by the Fund's Board of Trustees.

o        Put and Call Options. The Fund can buy and sell certain kinds of put options (puts) and call options
(calls). These strategies are described below.

o        Writing Covered Call Options. The Fund can write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:
(1)      Calls the Fund sells must be listed on a national securities exchange.
(2)      Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call was written.

         When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

         The Fund's custodian bank, or a securities depository acting for the custodian, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

         To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a
"closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund, they are taxable as ordinary income.

o        Purchasing Calls and Puts. The Fund may buy calls only to close out a call it has written, as discussed above. Calls the Fund buys must be listed on a securities exchange. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

         The Fund may buy only those puts that relate to securities that the Fund owns or broadly-based municipal bond indices. The Fund may not sell puts other than puts it has previously purchased, to close out a position.

         When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

o        Risks of Hedging with Options. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

         The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The Fund could pay a brokerage commission each time it buys a call or put, sells a call, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions might be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.
Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the
Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         There is a risk in using short hedging by purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities. The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of debt securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities. However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

         An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could experience losses.

o        Regulatory Aspects of Hedging Instruments. Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         |X|  Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover." Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

         The Fund ordinarily does not trade securities to achieve capital gains, because they would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 50%.
Investment Restrictions

         |X|  What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
o        67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o        more than 50% of the outstanding shares.

         The Fund's investment objective is not a fundamental policy, but will not be changed without approval by the Fund's Board of Trustees and notice to shareholders. Other policies described in the Prospectus or this
Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

         o    Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

o        The Fund cannot invest in common stocks, preferred stocks, warrants or other equity securities.

o        The Fund cannot make loans to others except in accordance with the Fund's investment objective and policies. The Fund can also enter into contracts that compensate service providers by means of compensating balances.

o        The Fund cannot mortgage or pledge any of its assets, and the Fund can borrow money only from a bank for temporary or emergency purposes or for investment purposes in amounts not exceeding 10% of its total assets. When borrowings are made for investment purposes, the Fund must comply with the provisions of the Investment Company
Act that require the Fund to maintain asset coverage of at least 300% of all such borrowings. If asset coverage should fall below 300%, the Fund will be required to reduce its borrowings within three days to the extent needed to meet the 300% asset coverage requirement.

o        The Fund cannot purchase the securities of any issuer if the Fund would then own more than 10% of the voting securities of that issuer.

o        The Fund cannot invest more than 25% of its assets in any industry or industries. However, the Fund can invest more than 25% of its assets in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. Industrial revenue bonds whose interest and principal payments are the responsibility of companies within the same industry are grouped together as an "industry" for the purpose of this restriction.

o        The Fund cannot purchase or sell real estate, real estate investment trust securities, commodities, commodity contracts, or oil or gas interests. However, the Fund can invest in municipal securities that are secured by real estate or interests in real estate.

o        The Fund cannot invest in companies for the purpose of exercising control or management.
o        The Fund cannot sell securities short, purchase securities on margin, or write put options. The Fund can purchase securities that have puts attached.

o        The Fund cannot underwrite securities of other issuers. A permitted exception is in case the purchase of municipal obligations in accordance with the Fund's investment objective and policies is deemed to be an underwriting, whether the Fund buys the securities directly from the issuer or from an underwriter for an issuer.

o        The Fund cannot invest in or hold securities of any issuer if Trustees of the Fund own more than 1/2 of
1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

o        The Fund cannot issue "senior securities."

              On November 10, 1998, the Board of Trustees of the Fund changed the Fund's classification under the
Investment Company Act from "non-diversified" to "diversified." That change did not require the approval of shareholders. In making that change, the Fund has adopted an operating policy on diversification of its investments (which amplifies the restriction, stated above against owning more than 10% of the voting securities of any issuer). This policy cannot be changed without the approval of shareholders as in the case of a
"fundamental" policy. Under this policy,

o        With respect to 75% of its assets, the Fund cannot purchase securities issued or guaranteed by any one issuer (other than the U.S. government or its agencies or instrumentalities), if more than 5% of the Fund's total assets would be invested in securities of that issuer.

         Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         |X|  Does the Fund Have Any Restrictions That Are Not Fundamental? The Fund operates under certain investment restrictions which are non-fundamental investment policies of the Fund and which can be changed by the
Board without shareholder approval. These restrictions provide that:

o        In carrying out its policy prohibiting concentration of its assets, the Fund has an operating policy that the Fund cannot invest 25% or more of its assets in any particular industry or group of related industries.
Subject to the Fund's policy on concentration, the Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market, such as general obligation bonds, pollution control bonds, hospital bonds or any other industry segment listed in Appendix B to this Statement of Additional Information. In that case, economic, business, political or other events affecting that segment or an issuer in that segment might affect the value of other bonds of issuers in the same segment and therefore would increase the Fund's exposure to market risks.

o        In applying its policy prohibiting the issuance of senior securities, the Fund interprets that policy not to prohibit certain investment activities for which assets of the Fund are designated as segregated to cover the related obligations. Examples of those activities include borrowing money, repurchase agreements, delayed-delivery and when-issued transactions and contracts to buy or sell derivatives.

o        For the purposes of the Fund's policy regarding minimum investments in the tax-exempt securities, the minimum investment requirement is based on net assets plus borrowings used for investment purposes.

Diversification. The Fund intends to be "diversified" as defined in the Investment Company Act and to satisfy the restrictions against investing too much of its assets in any one "issuer" as set forth in the restrictions above.
In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

How the Fund Is Managed

Organization and History. The Fund is a series of Rochester Portfolio Series, which was organized in June 1991 as a Massachusetts business trust (the trust is referred to in this section as the "Fund's parent Trust" or the
"Trust"). The Trust is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest The Fund is currently the only series of the Trust.

         The Fund and its parent Trust are governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's (and the Trust's) activities, review its performance, and review the actions of the Manager.

         |X|  Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares. The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.
         The Fund currently has four classes of shares: Class A, Class B, Class C and Class X. Class X shares are no longer offered for sale. They are described below in "Classes of Shares." Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

         |X| Meetings of Shareholders.  As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Trust will hold meetings when required to do so by the 1940 Act or other applicable law. It will also do so when a shareholder meeting is called by the
Trustees or upon proper request of the shareholders.

         Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee.  The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the
Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants'
expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

         |X|  Shareholder and Trustee Liability.  The Trust's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund's parent Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Board of Trustees has an Audit Committee.  The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor.  The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditors concerning the Fund's internal accounting procedures and controls, and reviews reports of the Manager's internal auditor.  The members of the Audit Committee are Paul Clinton (Chairman), Thomas Courtney, Robert Galli, Lacy
Herrmann and Brian Wruble.  The Audit Committee met three times during the Fund's fiscal year ended December 31,
2001.

Trustees and Officers of the Fund.  The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and the principal occupations and business affiliations during the past five years are listed below.  Each of the Trustees is an "Independent Trustee," as defined in the 1940 Act.  The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares of the Board III Funds beneficially owned by the Trustee.  All information is as of December 31,
2001.  All of the Trustees are also trustees or directors of the following Oppenheimer funds1 (referred to as
"Board III Funds"):

Oppenheimer  Quest  For  Value  Funds,  a  series  fund  Rochester Portfolio Series, a series fund having one series:
having the following series:                               Limited-Term New York Municipal Fund
  Oppenheimer Small Cap Value Fund,                      Bond Fund Series, a series fund having one series:
  Oppenheimer Quest Balanced Value Fund and                Oppenheimer Convertible Securities Fund
  Oppenheimer Quest Opportunity Value Fund               Rochester Fund Municipals
Oppenheimer Quest Global Value Fund, Inc.                Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.               Oppenheimer Quest Value Fund, Inc.

         In addition to being a director or trustee of the Board III Funds, Mr. Galli is also a director or trustee of 31 other portfolios in the Oppenheimer Funds complex.

         Messrs. Murphy, Fielding, Molleur, Tanner, Wixted and Zack and Mses. Feld and Ives who are officers of the Fund, respectively hold the same offices of one or more of the other Board III Funds as with the Fund. As of
April 1, 2002, the Trustees and officers of the Fund as a group beneficially owned more than 1% of the outstanding shares of Class A shares and beneficially owned less than 1% of the outstanding shares of Class B,
Class C and Class X shares. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by officers of the Fund listed above. In addition, each Independent Trustee, and his or her family members, do not own securities of either the Manager or Distributor of the Board III Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.
Independent Trustees

----------------------- ----------------------------------------------------------------- ------------ -----------------
                                                                                            Dollar        Aggregate
Name, Address,2 Age,                                                                       Range of    Dollar Range of
Position(s) Held with   Principal   Occupation(s)   During   Past  5   Years   /   Other    Shares     Shares Owned in
Fund and Length of      Trusteeships/Directorships   Held  by   Trustee   /  Number   of   Owned in       any of the
Service3                Portfolios in Fund Complex Overseen by Trustee                     the Fund    Board III Funds
----------------------- ----------------------------------------------------------------- ------------ -----------------
----------------------- ----------------------------------------------------------------- ------------ -----------------
Thomas W. Courtney,     Principal of Courtney  Associates,  Inc. (venture capital firm);     None         $10,001 -
Chairman of the Board   former General Partner of Trivest Venture Fund (private  venture
of Trustees, Trustee    capital  fund);   former  President  of  Investment   Counseling
since 1996              Federated  Investors,  Inc.;  Trustee of Cash  Assets  Trust,  a
Age: 68                 money  market  fund;  Director of OCC Cash  Reserves,  Inc.  and
                        Trustee of OCC  Accumulation  Trust,  both of which are open-end                   $50,000
                        investment companies;  Trustee of four funds for Pacific Capital and Tax Free Trust of  Arizona.  Oversees 10  portfolios  in the
                        OppenheimerFunds complex.
----------------------- ----------------------------------------------------------------- ------------ -----------------
----------------------- ----------------------------------------------------------------- ------------ -----------------
John Cannon, Trustee,   Director,  Neuberger  Berman Income Managers Trust,  Neuberger &
since 1992              Berman  Income  Funds  and  Neuberger  Berman  Trust,   (1995  -
Age: 72.                present);   Neuberger  Berman  Equity  Funds  (November  2000  -
                        present);  Trustee,  Neuberger Berman Mutual Funds (October 1994
                        - present);  formerly Chairman and Treasurer,  CDC Associates, a                  $10,001 -
                        registered  investment  adviser (December 1993 - February 1996);     None          $50,000
                        Independent   Consultant;    Chief   Investment   Officer,   CDC
                        Associates  (1996 - June 2000);  Consultant  and  director,  CDC
                        Associates  (December  1993 -  February  1999).  Oversees  three portfolios in the OppenheimerFunds complex.
----------------------- ----------------------------------------------------------------- ------------ -----------------
----------------------- ----------------------------------------------------------------- ------------ -----------------
Paul Y. Clinton,        Principal  of Clinton  Management  Associates,  a financial  and
Trustee, since 1996     venture  capital   consulting  firm;  Trustee  of  Capital  Cash
Age: 70.                Management Trust, a money-market fund and Narragansett  Tax-Free
                        Fund, a  tax-exempt  bond fund;  Director of OCC Cash  Reserves,
                        Inc. and Trustee of OCC  Accumulation  Trust,  both of which are open-end  investment  companies.  Formerly:  Director,  External
                        Affairs,  Kravco  Corporation,  a national real estate owner and
                        property management  corporation;  President of Essex Management     None       Over $100,000
                        Corporation,  a management consulting company; a general partner of  Capital  Growth  Fund,  a  venture  capital  partnership;  a general  partner of Essex  Limited  Partnership,  an  investment partnership;  President of Geneve Corp., a venture capital fund;
                        Chairman of Woodland Capital Corp., a small business  investment company;  and Vice  President  of W.R.  Grace & Co.  Oversees 10
                        portfolios in the OppenheimerFunds complex.
----------------------- ----------------------------------------------------------------- ------------ -----------------
----------------------- ----------------------------------------------------------------- ------------ -----------------
Robert G. Galli,        A Trustee or Director of other Oppenheimer funds.  Formerly Vice     None       Over $100,000
Trustee since 1996      Chairman  of  the  Manager   (October  1995  -  December  1997).
Age: 68                 Oversees 41 portfolios in the OppenheimerFunds complex.
----------------------- ----------------------------------------------------------------- ------------ -----------------
----------------------- ----------------------------------------------------------------- ------------ -----------------
Lacy B. Herrmann,       Chairman  and  Chief  Executive  Officer  of  Aquila  Management     None         $10,001 -
Trustee since 1996      Corporation,    the   sponsoring   organization   and   manager,
Age: 72                 administrator  and/or  sub-Adviser  to  the  following  open-end investment companies,  and Chairman of the Board of Trustees and
                        President  of each:  Churchill  Cash  Reserves  Trust,  Aquila -
                        Cascadia  Equity  Fund,   Pacific  Capital  Cash  Assets  Trust,
                        Pacific  Capital  U.S.  Treasuries  Cash Assets  Trust,  Pacific
                        Capital   Tax-Free   Cash   Assets   Trust,   Prime  Cash  Fund,
                        Narragansett  Insured  Tax-Free  Income Fund,  Tax-Free Fund For
                        Utah,  Churchill  Tax-Free  Fund of Kentucky,  Tax-Free  Fund of
                        Colorado,  Tax-Free Trust of Oregon,  Tax-Free Trust of Arizona,
                        Hawaiian  Tax-Free Trust, and Aquila Rocky Mountain Equity Fund;
                        Vice President,  Director,  Secretary, and formerly Treasurer of                   $50,000
                        Aquila  Distributors,  Inc.,  distributor  of the  above  funds;
                        President  and Chairman of the Board of Trustees of Capital Cash
                        Management Trust ("CCMT"),  and an Officer and  Trustee/Director
                        of its  predecessors;  President and Director of STCM Management
                        Company, Inc., sponsor and adviser to CCMT; Chairman,  President
                        and  a  Director  of  InCap  Management  Corporation,   formerly
                        sub-adviser and  administrator of Prime Cash Fund and Short Term
                        Asset  Reserves;  Director  of  OCC  Cash  Reserves,  Inc.,  and
                        Trustee of OCC  Accumulation  Trust,  both of which are open-end investment  companies;  Trustee  Emeritus  of Brown  University.
                        Oversees 10 portfolios in the OppenheimerFunds complex.
----------------------- ----------------------------------------------------------------- ------------ -----------------
----------------------- ----------------------------------------------------------------- ------------ -----------------
Brian Wruble, Trustee   Special   Limited   Partner  (since  January  1999)  of  Odyssey   $10,001 -      $50,001 -
since 2001              Investment  Partners,  LLC (private equity investment);  General
Age: 59                 Partner (since September 1996) of Odyssey Partners,  L.P. (hedge fund in  distribution  since 1/1/97);  Director (since May 2000)
                        of Ray & Berendtson,  Inc.  (executive  search  firm);  Board of
                        Governing   Trustees   (since   August   1990)  of  The  Jackson
                        Laboratory  (non-profit);  Trustee (since May 1992) of Institute    $50,000        $100,000
                        for Advanced Study (educational  institute);  Trustee (since May
                        2000)  of  Research  Foundation  of AIMR  (investment  research, non-profit);  formerly Governor, Jerome Levy Economics Institute of Bard College  (economics  research)  (August 1990 - September
                        2001). Oversees 10 portfolios in the OppenheimerFunds complex.
----------------------- ----------------------------------------------------------------- ------------ -----------------

Officers of the Fund

------------------------------------------- ----------------------------------------------------------------------------
Name, Address,4 Age, Position(s) Held       Principal Occupation(s) During Past 5 Years
with Fund and Length of Time Served5
------------------------------------------- ----------------------------------------------------------------------------
------------------------------------------- ----------------------------------------------------------------------------
Ronald H. Fielding,                         Senior Vice President (since January 1996) of the Manager;  Chairman of the
Vice President and Portfolio Manager        Rochester  Division of the Manager  (since  January  1996);  an officer and
(since 1996)                                portfolio manager of other Oppenheimer  funds; prior to joining the Manager
Age: 53                                     in January  1996,  he was  President  and a director of  Rochester  Capital
                                            Advisors,  Inc. (1993 - 1995), the Fund's prior investment advisor,  and of
                                            Rochester Fund Services,  Inc. (1986 - 1995), the Fund's prior distributor;
                                            President  and a trustee of Limited  Term New York  Municipal  Fund (1991 -
                                            1995),  Oppenheimer Convertible Securities Fund (1986 - 1995) and Rochester
                                            Fund  Municipals  (1986 - 1995);  President and a director of Rochester Tax
                                            Managed Fund, Inc. (1982 - 1995) and of Fielding Management  Company,  Inc.
                                            (1982 - 1995), an investment advisor.
------------------------------------------- ----------------------------------------------------------------------------
------------------------------------------- ----------------------------------------------------------------------------
Anthony A. Tanner,                          Vice  President of the  Rochester  Division of the Manager  (since  January
Vice President (since 2002) and Portfolio   1996);  an  officer  and  portfolio  manager  of other  Oppenheimer  funds;
Manager (since 1996)                        formerly Vice  President of Research of Rochester  Capital  Advisors,  Inc.
Age: 41                                     and Fielding Management Company, Inc. (1991 - December 1995).
------------------------------------------- ----------------------------------------------------------------------------
------------------------------------------- ----------------------------------------------------------------------------

Daniel G. Loughran,                         Vice  President of the  Rochester  Division of the Manager  (since  January
Vice   President  and  Portfolio   Manager  1996);  an  officer  and  portfolio  manager  of other  Oppenheimer  funds;
(since 2002)                                formerly  Associate  Portfolio  Manager of the Fund (January  2000-December
Age: 38.                                    2001); senior research analyst of the Manager (1994 - 1999).

------------------------------------------- ----------------------------------------------------------------------------
------------------------------------------- ----------------------------------------------------------------------------
John V. Murphy,                             Chairman,  Chief  Executive  Officer  and  director  (since  June 2001) and
President (since October 2001)              President  (since  September 2000) of the Manager;  President and a trustee
Age: 52                                     of other Oppenheimer  funds;  President and a director (since July 2001) of
                                            Oppenheimer  Acquisition Corp., the Manager's parent holding company and of
                                            Oppenheimer  Partnership  Holdings,  Inc., a holding company  subsidiary of
                                            the  Manager;   Director   (since   November   2001)  of   OppenheimerFunds
                                            Distributor,  Inc.,  a subsidiary  of the Manager;  Chairman and a director
                                            (since  July  2001)  of  Shareholder  Services,  Inc.  and  of  Shareholder
                                            Financial  Services,  Inc.,  transfer  agent  subsidiaries  of the Manager;
                                            President  and a  director  (since  July 2001) of  OppenheimerFunds  Legacy
                                            Program, a charitable trust program  established by the Manager; a director of the  following  investment  advisory  subsidiaries  of the Manager:  OAM
                                            Institutional,  Inc. and Centennial  Asset  Management  Corporation  (since
                                            November 2001),  HarbourView  Asset Management  Corporation and OFI Private
                                            Investments,  Inc.  (since July 2002);  President  (since November 1, 2001)
                                            and a director  (since  July 2001) of  Oppenheimer  Real Asset  Management,
                                            Inc., an investment  advisor  subsidiary of the Manager;  a director (since
                                            November  2001)  of  Trinity   Investment   Management  Corp.  and  Tremont
                                            Advisers,  Inc.,  investment advisory affiliates of the Manager;  Executive
                                            Vice  President  (since  February  1997)  of   Massachusetts   Mutual  Life
                                            Insurance  Company,  the Manager's  parent company;  a director (since June
                                            1995) of DBL  Acquisition  Corporation;  formerly Chief  Operating  Officer
                                            (from  September  2000 to June 2001) of the Manager;  President and trustee
                                            (from  November 1999 to November  2001) of MML Series  Investment  Fund and
                                            MassMutual  Institutional Funds, open-end investment companies;  a director
                                            (from  September  1999 to  August  2000) of C.M.  Life  Insurance  Company;
                                            President,  Chief  Executive  Officer and director (from  September 1999 to
                                            August  2000) of MML Bay State Life  Insurance  Company;  a director  (from
                                            June 1989 to June 1998) of Emerald Isle Bancorp and Hibernia  Savings Bank,
                                            wholly-owned subsidiary of Emerald Isle Bancorp.  Oversees 63 portfolios in the OppenheimerFunds complex.
------------------------------------------- ----------------------------------------------------------------------------
------------------------------------------- ----------------------------------------------------------------------------
Brian W. Wixted,                            Senior Vice  President  and  Treasurer  (since  March 1999) of the Manager;
Treasurer, Principal Financial and          Treasurer (since March 1999) of HarbourView  Asset Management  Corporation,
Accounting Officer (since April 1999)       Shareholder Services,  Inc., Oppenheimer Real Asset Management Corporation,
Age: 42                                     Shareholder  Financial Services,  Inc.,  Oppenheimer  Partnership Holdings,
                                            Inc., OFI Private  Investments,  Inc. (since March 2000),  OppenheimerFunds
                                            International  Ltd. and Oppenheimer  Millennium Funds plc (since May 2000),
                                            offshore   fund   management   subsidiaries   of  the   Manager,   and  OAM
                                            Institutional,   Inc.  (since   November  2000),  an  investment   advisory
                                            subsidiary of the Manager;  Treasurer and Chief  Financial  Officer  (since
                                            May 2000) of Oppenheimer Trust Company,  a trust company  subsidiary of the
                                            Manager;  Assistant Treasurer (since March 1999) of Oppenheimer Acquisition
                                            Corp. and  OppenheimerFunds  Legacy Program (since April 2000);  an officer
                                            of  other  Oppenheimer  funds;   formerly  Principal  and  Chief  Operating
                                            Officer,  Bankers Trust Company - Mutual Fund Services Division (March 1995
                                            - March 1999).
------------------------------------------- ----------------------------------------------------------------------------
------------------------------------------- ----------------------------------------------------------------------------
Robert G. Zack,                             Senior Vice President  (since May 1985) and General Counsel (since February
Secretary (since November 1, 2001)          2002) of the Manager;  Assistant  Secretary of Shareholder  Services,  Inc.
Age: 53                                     (since May 1985),  Shareholder  Financial  Services,  Inc.  (since November
                                            1989);  OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium
                                            Funds plc (since  October  1997);  an officer of other  Oppenheimer  funds;
                                            formerly,   Acting  General  Counsel  (November   2001-February  2002)  and
                                            Associate General Counsel (1984 - October 2001)
------------------------------------------- ----------------------------------------------------------------------------
------------------------------------------- ----------------------------------------------------------------------------
Denis R. Molleur, Assistant Secretary       Vice  President  and Senior  Counsel of the Manager  (since July 1999);  an
(since December 2001)                       officer  of  other  Oppenheimer  funds;   formerly  a  Vice  President  and
Age: 44                                     Associate Counsel of the Manager (September 1995 - July 1999).
------------------------------------------- ----------------------------------------------------------------------------
------------------------------------------- ----------------------------------------------------------------------------
Katherine P. Feld, Assistant Secretary      Vice  President  and Senior  Counsel of the Manager  (since July 1999);  an
(since December 2001)                       officer  of  other  Oppenheimer  funds;   formerly  a  Vice  President  and
Age: 43                                     Associate Counsel of the Manager (June 1990 - July 1999).
------------------------------------------- ----------------------------------------------------------------------------
------------------------------------------- ----------------------------------------------------------------------------
Kathleen T. Ives, Assistant Secretary       Vice President and Assistant  Counsel of the Manager (since June 1998);  an
(since December 2001)                       officer of other  Oppenheimer  funds;  formerly an Assistant Vice President
Age: 36                                     and  Assistant  Counsel  of the  Manager  (August  1997 - June  1998);  and
                                            Assistant Counsel of the Manager (August 1994-August 1997).
------------------------------------------- ----------------------------------------------------------------------------

         |X|  Remuneration of Trustees. The officers of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. The Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended December 31, 2001. The compensation from all of the Board III Funds
(including the Fund) represents compensation received as a director, trustee or member of a committee of the boards of those funds during the calendar year 2001.

-------------------------------------------- ------------------------ ----------------------- ------------------------
Trustee Name and Other Fund Position(s)      Aggregate Compensation         Retirement                 Total
                                                                             Benefits              Compensation
                                                                         Accrued as Part             From All
                                                                             of Fund              Board III Funds
(as applicable)                                    from Fund1               Expenses1               (10 Funds)2
-------------------------------------------- ------------------------ ----------------------- ------------------------
-------------------------------------------- ------------------------ ----------------------- ------------------------
John Cannon                                          $2,952                    None                   $37,414
-------------------------------------------- ------------------------ ----------------------- ------------------------
-------------------------------------------- ------------------------ ----------------------- ------------------------
Paul Y. Clinton                                      $7,661                    None                   $97,126
-------------------------------------------- ------------------------ ----------------------- ------------------------
-------------------------------------------- ------------------------ ----------------------- ------------------------
Thomas W. Courtney                                   $7,661                    None                   $97,126
-------------------------------------------- ------------------------ ----------------------- ------------------------
-------------------------------------------- ------------------------ ----------------------- ------------------------
Robert G. Galli3                                     $7,661                    None                  $202,886
-------------------------------------------- ------------------------ ----------------------- ------------------------
-------------------------------------------- ------------------------ ----------------------- ------------------------
Lacy B. Herrmann                                     $7,661                    None                   $97,126
-------------------------------------------- ------------------------ ----------------------- ------------------------
-------------------------------------------- ------------------------ ----------------------- ------------------------
Brian Wruble4                                        $4,674                    None                   $59,250
-------------------------------------------- ------------------------ ----------------------- ------------------------
* Effective  March 31, 2001,  George Loft resigned as a Trustee of the Fund. For the fiscal year ended December 31,
2001 Mr. Loft received $2,988  aggregate  compensation  from the Fund, and for the calendar year ended December 31,
2001 Mr. Loft received $37,876 total compensation from all Board III funds.
1.       For  the  fiscal  year  ended  December  31,  2001.   Aggregate   compensation   includes  fees,  deferred
     compensation,  if any, and retirement  plan benefits  accrued for a Trustee.  No retirement  benefit  expenses were allocated to the Fund for fiscal year ended December 31, 2001.
2.       For the 2001 calendar year.
3.       Total  compensation for the 2001 calendar year includes  $105,760  compensation  received for serving as a
     Trustee or Director of 33 Oppenheimer funds other than Board III Funds.
4.       Elected to the board on 4/01/01.
         Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as Trustee for any of the
Oppenheimer Quest/Rochester/MidCap funds listed above for at least 15 years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service. Therefore the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.

         |X|  Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a Deferred Compensation
Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

         Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange
Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

         |X|  Major Shareholders. As of April 1, 2002, the only person who owned of record or who were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares was:

         Merrill Lynch Pierce Fenner & Smith Inc. 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
         32246, which owned 57,205,360.489 Class A shares (representing 14.79% of the Class A shares then outstanding); 9,668,276.873 Class B shares (representing 15.56% of the Class B shares then outstanding;
         35,834,262.629 Class C shares (representing 28.40% of the Class C shares then outstanding); and
         1,776,635.507 Class X shares (representing 26.43% of the Class X shares then outstanding), for the benefit of its customers.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by
Massachusetts Mutual Life Insurance Company.

         |X|  Code of Ethics.  The Fund, the Manager and the Distributor have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager.  The
Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of
Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and
Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can
obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's
EDGAR database at the SEC's Internet website at HTTP://WWW.SEC.GOV. Copies may be obtained, after paying a
                                                ------------------
duplicating fee, by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV., or by writing to the
                                                                        -------------------
SEC's Public Reference Section, Washington, D.C. 20549-0102.

         |X|  The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to disinterested Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the Manager are calculated at the rates described in the
Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years are listed below.

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains by reason of good faith errors or omissions on its part with respect to any of its duties under the agreement. The agreement permits the
Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer"
in connection with other investment companies for which it may act as investment advisor or general distributor.

o        Accounting and Record-Keeping Services. The Manager provides accounting and record-keeping services to the Fund pursuant to an Accounting and Administration Agreement approved by the Board of Trustees. Under that agreement, the Manager maintains the general ledger accounts and records relating to the Fund's business and calculates the daily net asset values of the Fund's shares.

---------------------- ----------------------------------------------- -----------------------------------------------
  Fiscal Year Ended    Management Fee Paid to OppenheimerFunds, Inc.     Accounting and Administrative Services Fee
        12/31                                                                  Paid to OppenheimerFunds, Inc.
---------------------- ----------------------------------------------- -----------------------------------------------
---------------------- ----------------------------------------------- -----------------------------------------------
        1999                             $5,372,033                                       $392,771
---------------------- ----------------------------------------------- -----------------------------------------------
---------------------- ----------------------------------------------- -----------------------------------------------
        2000                             $4,863,251                                       $354,630
---------------------- ----------------------------------------------- -----------------------------------------------
---------------------- ----------------------------------------------- -----------------------------------------------
        2001                             $5,333,664                                      $389,8931
---------------------- ----------------------------------------------- -----------------------------------------------

              |X| Annual Approval of Investment Advisory Agreement. Each year, the Board of Trustees, including a majority of the Independent Trustees is required to approve the renewal of the investment advisory agreement. The
1940 Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

         The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

         The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services received by the Fund from its relationship with the Manager, and
o        The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the General Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the Agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions. Under the agreement, the Manager may employ those broker-dealers (including "affiliated" brokers, as that term is defined in the Investment
Company Act) that, the Manager thinks in its best judgment based on all relevant factors, will implement the
Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions. "Best execution"
refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

         Under the investment advisory agreement, the Manager may select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the
Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those other considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally the
Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the
Manager's executive officers supervise the allocation of brokerage.

         Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.

         The Fund seeks to obtain prompt execution of orders at the most favorable net prices. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates.

         Other funds advised by the Manager have investment objectives and policies similar to those of the Fund.
Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received by the Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board of the Fund about the concessions paid to brokers furnishing research services, together with the Manager's representation that the amount of such concessions was reasonably related to the value or benefit of such services.

              -------------------------------- -----------------------------------------------------------
                  Fiscal Year Ended 12/31            Total Brokerage Commissions Paid by the Fund1
              -------------------------------- -----------------------------------------------------------
              -------------------------------- -----------------------------------------------------------
                           1999                                           None
              -------------------------------- -----------------------------------------------------------
              -------------------------------- -----------------------------------------------------------
                           2000                                           None
              -------------------------------- -----------------------------------------------------------
              -------------------------------- -----------------------------------------------------------
                           2001                                           None
              -------------------------------- -----------------------------------------------------------
1.       Amounts do not include spreads or concessions on principal amounts on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund. The
Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

         The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the
Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below:

  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  Fiscal Year   Aggregate          Class A Front-End   Concessions on       Concessions on      Concessions on
                Front-End Sales    Sales Charges       Class A Shares       Class B Shares      Class C Shares
                Charges on Class   Retained by         Advanced by          Advanced by         Advanced by
  Ended 12/31:  A Shares           Distributor         Distributor1         Distributor1        Distributor1
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
      1999         $3,235,381           $366,186           $1,785,574            $881,649            $602,450
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
      2000          $714,491            $151,709            $120,470             $367,648            $140,072
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
      2001         $3,175,203           $580,635            $532,158            $1,801,030          $1,714,796
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
1.       The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale. During the fiscal year ended
     12/31/97, the Fund also offered Class X shares (previously designated as Class B shares). The Fund ceased to offer Class X shares after January 5, 1998. The concessions advanced by the Distributor on sales of Class X shares during 2001 was $1,400.

------------------- ----------------------- ----------------------- ----------------------- -----------------------
Fiscal Year         Class A Contingent      Class B Contingent      Class C Contingent      Class X Contingent
                    Deferred Sales          Deferred Sales          Deferred Sales          Deferred Sales Charge
                    Charges Retained by     Charges Retained        Charges Retained by     Retained by
Ended 12/31:        Distributor             by Distributor          Distributor             Distributor
------------------- ----------------------- ----------------------- ----------------------- -----------------------
------------------- ----------------------- ----------------------- ----------------------- -----------------------
       2001                $26,204                 $205,542                $39,182                  $3,703
------------------- ----------------------- ----------------------- ----------------------- -----------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for its Class A shares and Distribution and
Service Plans for its Class B, Class C and Class X shares under Rule 12b-1 of the Investment Company Act. Under those plans, the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of Trustees of the Fund, including a majority of the Independent Trustees6, cast in person at a meeting called for the purpose of voting on that plan.

         Under the plans the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The
Manager may use profits from the advisory fee it receives from the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make to plan recipients from their own resources.

         Unless a plan is terminated as described below, the plan continues in effect from year to year, but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders of the class affected by the amendment. Because Class B and Class X shares automatically convert into Class A shares after six years, the Fund must obtain the approval of Class A as well as Class B and Class X shareholders for an amendment to the Class A plan that would materially increase the amount to be paid under that plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

         While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Fund's Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty.

         Each plan states that while it is in effect, the selection or replacement and nomination of those
Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the
Independent Trustees. This provision does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent
Trustees.

         Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Fund's
Independent Trustees. Initially, the Board of Trustees has set the fees at the maximum rate allowed under the
Class A, Class B and Class C plans and has set no minimum asset amount needed to qualify for payments. The Class
X plan permits the Fund to pay an asset-based sales charge of up to 0.75% per year of average daily net assets attributable to Class X shares, but the Board of Trustees has set that asset-based sales charge 0.50% per year of the average daily net assets attributable to Class X shares.

         |X|  Class A Service Plan. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold
Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the service providers or their customers.

         For the fiscal year ended December 31, 2001, payments under the Plan for Class A shares totaled
$2,417,500, all of which was paid by the Distributor to recipients. . That amount included $47,298 paid to an affiliate of the Distributor. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the
Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

         |X|  Class B, Class C and Class X Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class X plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plans during that period. The types of services that recipients provide are similar to the services provided under the Class A service plan described above. Under the
Class X plan, the Distributor receives a service fee of 0.25% of the average annual net assets of Class X shares and makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average net assets of Class X shares held in accounts of the service providers or their customers.

         The plans permit the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the
Distributor presently intends to pay recipients the service fee on Class B and Class C shares in advance for the first year the shares are outstanding. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for an advance service fee payment. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on outstanding shares under each plan. If Class
B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares.

         The Distributor retains the asset-based sales charge on Class B and Class X shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class
C service fees and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

         The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The
Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class
C shares. The payments are made to the Distributor in recognition that the Distributor:
o        pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o        may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o        employs personnel to support distribution of Class B and Class C shares, and
o        bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

o        may not be able to adequately compensate dealers that sell Class B and Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o        receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o        may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o        may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o        may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

----------------------------------------------------------------------------------------------------------------------
                        Distribution Fees Paid to the Distributor for the Year Ended 12/31/01
----------------------------------------------------------------------------------------------------------------------
------------------- --------------------- ---------------------- ---------------------------- ------------------------
Class:              Total Payments        Amount Retained by     Distributor's Aggregate      Distributor's
                                                                                              Unreimbursed Expenses
                                                                 Unreimbursed Expenses        as % of Net Assets of
                    Under Plan            Distributor            Under Plan                   Class
------------------- --------------------- ---------------------- ---------------------------- ------------------------
------------------- --------------------- ---------------------- ---------------------------- ------------------------
Class B Plan             $1,138,107             $853,2161                $2,973,970                    1.94%
------------------- --------------------- ---------------------- ---------------------------- ------------------------
------------------- --------------------- ---------------------- ---------------------------- ------------------------
Class C Plan             $1,500,628             $423,9842                $4,861,376                    1.86%
------------------- --------------------- ---------------------- ---------------------------- ------------------------
------------------- --------------------- ---------------------- ---------------------------- ------------------------
Class X Plan              $222,461              $148,5023                    N/A                        N/A
------------------- --------------------- ---------------------- ---------------------------- ------------------------
1.       Includes $1,775 paid to an affiliate of the Distributor's parent company.
2.       Includes $3,026 paid to an affiliate of the Distributor's parent company.
3.       Includes $804 paid to an affiliate of the Distributor's parent company.

         If a plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. All payments under the plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees to NASD members.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield," "tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value" and "total return at net asset value."
An explanation of how yields and total returns are calculated is set forth below. The charts below show the
Fund's performance as of its most recent fiscal year end for its classes of shares that are currently offered to investors. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.525.7048 or by visiting the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the
Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the one-, five- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication). Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

         Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

o        Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o        The Fund's performance returns do not reflect the effect of taxes on dividends and distributions.
o        An investment in the Fund is not insured by the FDIC or any other government agency.
o        The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o        When an investor's shares are redeemed, they may be worth more or less than their original cost.
o        Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the
Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

         |X|  Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

o        Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the
Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

         Standardized yield is calculated using the following formula set forth in rules adopted by the
Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

      Standardized Yield         = 2[(   a - b   +1)     6  -1 ]
                                        --------
                                          cd

         The symbols above represent the following factors:
         a =   dividends and interest earned during the 30-day period.
         b =   expenses accrued for the period (net of any expense assumptions).
         c =   the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
         d =   the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

         The standardized yield for a particular 30-day period may differ from the yield for other periods. The
SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

o        Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

                  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

         The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

o        Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

         The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

         The tax-equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated. Your tax bracket is determined by your federal and state taxable income (the net amount subject to federal and state income tax after deductions and exemptions). The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.

-----------------------------------------------------------------------------------------------------------------------
                                The Fund's Yields for the 30-Day Period Ended 12/31/01
-----------------------------------------------------------------------------------------------------------------------
----------------- ------------------------------- -------------------------------- ------------------------------------
Class of Shares         Standardized Yield                Dividend Yield              Tax-Equivalent Yield (43.27%
                                                                                            Combined Federal/
                                                                                          New York Tax Bracket)
----------------- ------------------------------- -------------------------------- ------------------------------------
----------------- --------------- --------------- --------------- ---------------- ----------------- ------------------
                  Without Sales   After Sales     Without Sales   After Sales      Without Sales     After Sales
                  Charge          Charge          Charge          Charge           Charge            Charge
----------------- --------------- --------------- --------------- ---------------- ----------------- ------------------
----------------- --------------- --------------- --------------- ---------------- ----------------- ------------------
Class A               4.36%           4.21%           4.77%            4.60%            7.695%             7.41%
----------------- --------------- --------------- --------------- ---------------- ----------------- ------------------
----------------- --------------- --------------- --------------- ---------------- ----------------- ------------------
Class B               3.85%            N/A            4.19%             N/A             6.79%               N/A
----------------- --------------- --------------- --------------- ---------------- ----------------- ------------------
----------------- --------------- --------------- --------------- ---------------- ----------------- ------------------
Class C               3.60%            N/A            3.93%             N/A             6.34%               N/A
----------------- --------------- --------------- --------------- ---------------- ----------------- ------------------
----------------- --------------- --------------- --------------- ---------------- ----------------- ------------------
Class X               3.60%            N/A            3.94%             N/A             6.34%               N/A
----------------- --------------- --------------- --------------- ---------------- ----------------- ------------------

         |X|  Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 3.50% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 4.0% in the first year, 3.0% in the second year, 2.0% in the third and fourth years, 1.0% in the fifth year, and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the one-year period.

o        Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

  ERV   l/n      - 1     Average Annual Total Return
  --------------
    P

o        Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

    ERV - P      = Total Return
----------------
       P

o        Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------------------------------------------------------
                               The Fund's Total Returns for the Periods Ended 12/31/01
----------------------------------------------------------------------------------------------------------------------
-------------- ------------------------ ------------------------------------------------------------------------------
Class of          Cumulative Total                              Average Annual Total Returns
                       Returns
Shares             (Life of Class)
-------------- ------------------------ ------------------------------------------------------------------------------
-------------- ------------------------ ----------------------- -------------------------- ---------------------------
                                                1-Year                   5-Years                    10-Years
                                                                  (or Life of Class, if
                                                                          Less)                 (if applicable)
-------------- ------------------------ ----------------------- -------------------------- ---------------------------
-------------- ----------- ------------ ----------- ----------- ------------ ------------- ------------- -------------
               After         Without    After       Without        After       Without     After Sales     Without
               Sales          Sales     Sales       Sales          Sales     Sales Charge     Charge     Sales Charge
                 Charge      Charge       Charge      Charge      Charge
-------------- ----------- ------------ ----------- ----------- ------------ ------------- ------------- -------------
-------------- ----------- ------------ ----------- ----------- ------------ ------------- ------------- -------------
Class A1         70.73%      76.92%       1.18%       4.85%       4.28/%        5.03%         5.49%         5.87%
-------------- ----------- ------------ ----------- ----------- ------------ ------------- ------------- -------------
-------------- ----------- ------------ ----------- ----------- ------------ ------------- ------------- -------------
Class B         20.51%2      21.51%2      0.06%       4.06%       4.08%2        4.26%2         N/A           N/A
-------------- ----------- ------------ ----------- ----------- ------------ ------------- ------------- -------------
-------------- ----------- ------------ ----------- ----------- ------------ ------------- ------------- -------------
Class C         21.23%3      21.23%3      3.06%       4.06%       4.21%3        4.21%3         N/A           N/A
-------------- ----------- ------------ ----------- ----------- ------------ ------------- ------------- -------------
-------------- ----------- ------------ ----------- ----------- ------------ ------------- ------------- -------------
Class X         37.42%4      37.42%4      1.80%       4.30%        4.47%        4.47%         4.88%4        4.88%4
-------------- ----------- ------------ ----------- ----------- ------------ ------------- ------------- -------------
1 Inception of Class A:    9/18/91
2 Inception of Class B:    5/1/97
3 Inception of Class C:    5/1/97
4 Inception of Class X:    5/1/95

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The
Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

|X|      Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service.
Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories. Lipper also publishes "Lipper Leader" awards in two categories:

o        Lipper Leaders for Consistent Return. Lipper also scores funds in their broad asset categories and in their peer groups, based on two characteristics: consistency, or the strength of a fund's performance trend, and effective return, the Fund's total return adjusted for its historical downside risk but without considering sales charge.

o        Lipper Leaders for Preservation. In addition, Lipper scores funds in their peer groups, based on monthly returns, without considering sales charges, and identifies funds that had fewer and less severe negative monthly performance periods.

         |X|  Morningstar Rankings. From time to time the Fund may publish the ranking and/or star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service.
Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is ranked among municipal bond funds.

         Morningstar proprietary star rankings reflect historical risk-adjusted total investment return.  For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk.  The top 10% of funds in each broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star.  The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and 10-year (if applicable) Morningstar Ratings metrics.

         The Fund may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star rating. Those total return rankings are percentages from 1% to 100% and are not risk-adjusted. For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

         |X|  Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications.
That information may include performance quotations from other sources, including Lipper and Morningstar.  The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share  classes to the return on  fixed-income investments  available  from banks and  thrift  institutions.  Those  include  certificates  of  deposit,  ordinary interest-paying  checking and savings  accounts,  and other forms of fixed or variable time  deposits,  and various other  instruments  such as Treasury  bills.  However,  the Fund's  returns and share price are not  guaranteed  or insured  by the FDIC or any other  agency  and will  fluctuate  daily,  while bank  depository  obligations  may be insured by the FDIC and may  provide  fixed  rates of return.  Repayment  of  principal  and payment of interest on
Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds.
The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix
C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The
Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

|X|      Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of
Class A shares, you and your spouse can add together:
o        Class A and Class B shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o        Current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o        Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class
                  A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

|X|      The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor

Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                          Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Real Asset Fund
Oppenheimer Discovery Fund                                    Oppenheimer Rochester National Municipals
Oppenheimer Emerging Growth Fund                              Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Special Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund                       Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer U.S. Government Trust
Oppenheimer Intermediate Municipal Fund                       Oppenheimer Value Fund
Oppenheimer International Bond Fund                           Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund                         Rochester Fund Municipals
Oppenheimer International Small Company Fund                  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited-Term Government Fund                      OSM1 - Jennison Growth Fund
Oppenheimer Main Street Growth & Income Fund                  OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street Small Cap Fund                        OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                       OSM1 - Salomon Brothers Capital Fund
Oppenheimer Multiple Strategies Fund
And the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.

1 - "OSM" stands for Oppenheimer Select Managers

There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds. Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the
Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.

         A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase
Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period
(the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.
         A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds)
that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

         If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases.
If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the
Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other
Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent.  If the intended purchase amount under a Letter of Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

              1.  Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

              2.   If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

              3.  If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the
Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.
That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

              4.  By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

              5.  The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)      Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other
                         Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

              6.  Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares"
and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Shares purchased by Asset
Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder
Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.
         If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the
Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do
so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C or Class X shares and the dividends payable on Class B or Class C or Class X shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class X shares are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

         |X|  Class X Shares. Effective January 6, 1998, the Fund ceased offering Class X shares to investors.
Prior to May 1, 1997, Class X shares had been designated as the Fund's Class B shares. On that date, the Fund re-designated its Class B shares as Class X shares and commenced offering shares of a new Class B. Already-issued
Class X shares remain outstanding until they are redeemed or exchanged or converted. (Class X shares of the Fund may be exchanged only for Class B shares of other Oppenheimer funds.)

         Class X shares were originally sold at net asset value without initial sales charge. However, if Class X shares are redeemed within 4 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That contingent deferred sales charge will not be assessed on shares purchased by reinvestment of dividends or capital gains distributions, nor on the amount of the account value represented by any increase in the net asset value of shares over the original net asset value. The contingent deferred sales charge is assessed on the lesser of the original net asset value or the net asset value of the shares at the time of redemption. The contingent deferred sales charge is paid to compensate the Distributor for its expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class X shares.

         To determine whether the contingent deferred sales charge applies to redeemed shares, the Fund redeems shares in the same order as for Class B and Class C shares. The contingent deferred sales charge is not imposed in the circumstances that apply to waivers of the Class B and Class C contingent deferred sales charge as set forth in Appendix C to this Statement of Additional Information. The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

    ------------------------------------------------- -----------------------------------------------
                                                      Contingent Deferred Sales Charge on
    Years Since Beginning of Month in Which           Redemptions in that Year (as % of Amount
    Purchase Order was Accepted                       Subject to Charge)
    ------------------------------------------------- -----------------------------------------------
    ------------------------------------------------- -----------------------------------------------
    0 - 1                                             2.50%
    ------------------------------------------------- -----------------------------------------------
    ------------------------------------------------- -----------------------------------------------
    1 - 2                                             2.00%
    ------------------------------------------------- -----------------------------------------------
    ------------------------------------------------- -----------------------------------------------
    2 - 3                                             1.50%
    ------------------------------------------------- -----------------------------------------------
    ------------------------------------------------- -----------------------------------------------
    3 - 4                                             1.00%
    ------------------------------------------------- -----------------------------------------------
    ------------------------------------------------- -----------------------------------------------
    4 and following                                   None
    ------------------------------------------------- -----------------------------------------------
         In the table, a "year" is a 12-month period. In applying the contingent sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

         |X|  Class B and Class X Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B and Class X shares to Class A shares after six years is not treated as a taxable event for the shareholder.  If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class
B and Class X shares would occur while that suspension remained in effect. Although Class B and Class X shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B and Class X shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1)
fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open.
The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

         Dealers other than Exchange members may conduct trading in municipal securities on days on which the
Exchange is closed (including weekends and U.S. holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

         |X|  Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o        Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o        The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o        The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)      money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o        Securities not having readily-available market quotations are valued at fair value determined under the
Board's procedures.

         If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         Puts and calls are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager.
If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's
Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the
Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call written by the Fund expires, the Fund has a gain in the amount of the premium. If the
Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to the Bank for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.
This enables the shareholder to continue receiving dividends on those shares until the check is presented to the
Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

         In choosing to take advantage of the Checkwriting privilege, by signing the Account Application or by completing a Checkwriting card, each individual who signs:
(1)      for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)      for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)      authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)      specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the Application, as applicable;
(5)      understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)      acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o        Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o        Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other
Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C or Class X shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal
Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the
Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the
Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C and Class X contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00
P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to
$1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy
Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the
Account Application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B, Class C and Class X shareholders should not establish withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this
Statement of Additional Information.)

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the
Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

         |X|  Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the
OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

         |X|  Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments.
Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer
Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.
         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or
AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer
Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor.
o        All of the Oppenheimer funds currently offer Class A, B, C and N shares except for: Oppenheimer Money
         Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government
         Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial
         America Fund, L.P., which only offer Class A shares and Oppenheimer Municipal Bond Fund, Oppenheimer
         Senior Floating Rate Fund, Oppenheimer New Jersey Municipal Fund, Oppenheimer New York Municipal Fund,
         Oppenheimer Pennsylvania Municipal Fund, Oppenheimer Intermediate Municipal Fund, Rochester National
         Municipals, Rochester Fund Municipals and Limited Term New York Municipal Fund which do not offer Class
         N shares.
o        Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset
         Fund may not be exchanged for shares of any other fund.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored
         401(k) plans.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
         Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves
         acquired by exchange of Class M shares.
o        Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other
         Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money
         Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund.  Only
         participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
         Capital Preservation Fund.
o        Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of
         Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the
         Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of
         Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early
         Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.
o        Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and Oppenheimer Select Managers QM
         Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.

         Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

         Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of
Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

         Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other
Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the
Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |X|  How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a
Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

         When Class B, Class C or Class X shares are redeemed to effect an exchange, the priorities described in
"How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one Class must specify which class of shares they wish to exchange.

         |X|  Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |X|  Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |X|  Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the
Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage
it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

         When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange
Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the
Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege,"
above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the
Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

         Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.
         The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the
Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

         Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer
Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the
Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

         The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, possible with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

         |X|  Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

         If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Fund's dividends would be taxable to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

|X|      Taxation of Fund  Distributions.  The Fund intends to qualify under the Internal  Revenue Code during each fiscal year to pay "exempt-interest  dividends" to its shareholders.  To satisfy this qualification,  at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets  consists of  obligations as defined in Section  103(a) of the Internal  Revenue Code, as amended.  Exempt-interest  dividends  that are derived from net  investment  income earned by the Fund on municipal  securities  will be  excludable  from gross income of shareholders  for  federal  income tax  purposes.  To the  extent the Fund fails to qualify to pay  exempt-interest dividends  in any given form,  such  dividends  would be included in the gross income of  shareholders  for federal income tax purposes.

         Net investment income includes the allocation of amounts of income from the municipal securities in the
Fund's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

         A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

         A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)      certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities);
(2)      income from securities loans;
(3)      income or gains from options or futures,
(4)      any net short-term capital gain; and
(5)      any market discount amortization on tax-exempt bonds.

         The Fund's dividends will not be eligible for the dividends-received deduction for corporations.
Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

         In any year in which the Fund qualifies as a regulated investment company under the Internal Revenue
Code, the Fund will also be exempt from New York corporate income and franchise taxes. It will also be qualified under New York law to pay exempt-interest dividends that will be exempt from New York State and New York City personal income taxes. That exemption applies to the extent that the Fund's distributions are attributable to interest on New York municipal securities. Distributions from the Fund attributable to income from sources other than New York municipal securities and U.S. government obligations will generally be subject to New York State and New York City personal income taxes as ordinary income.

         Distributions by the Fund from investment income and long- and short-term capital gains will generally not be excludable from taxable net investment income in determining New York corporate franchise tax and New York
City general corporation tax for corporate shareholders of the Fund. Additionally, certain distributions paid to corporate shareholders of the Fund may be includable in income subject to the New York alternative minimum tax.

         |X|  Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year through  October
31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts  not  distributed.  It is presently  anticipated  that  the  Fund  will  meet  those  requirements.  To meet  this  requirement,  in  certain circumstances  the Fund might be required to liquidate  portfolio  investments to make sufficient  distributions to avoid excise tax liability.  However,  the Board of Trustees and the Manager might  determine in a particular  year that it would  be in the best  interests  of  shareholders  for the  Fund  not to make  such  distributions  at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.
The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35%
corporate tax rate.  If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of their pro rata share of such gain. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any shareholder (1) who has
                        -
failed to provide a correct taxpayer identification number or to properly certify that number when required, (2)
                    -------
who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an
"exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         |X|  Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares,
                                                                                             -
the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within
30 days before or after the redemption.

         In  general,  any gain or loss  arising  from the  redemption  of shares  of the Fund  will be  considered capital gain or loss,  if the shares were held as a capital  asset.  It will be  long-term  capital gain or loss if the shares were held for more than one year.  However,  any capital  loss  arising  from the  redemption  of shares held for six  months or less will be  treated as a  long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.  Special  holding  period rules under the Internal  Revenue Code apply in this case to determine the holding  period of shares and there are limits on the  deductibility  of capital  losses in any year.

         |X|  Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid
(not including exempt-interest dividends paid by the Fund) from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income")
to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports mailed to shareholders in March of each year.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S.
                                                        ---
trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

         If the foreign person fails to provide a certification of her/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 30% (29% for payments after December 31, 2003) on ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the
Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above.
Reinvestment will be made at net asset value without sales charge. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.
Otherwise the shareholder must first obtain a prospectus for that fund and an application from the Transfer Agent to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or other distributions from certain of the other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc. a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions.
It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

===============================================================================
To the Board of Trustees and Shareholders of
Rochester Portfolio Series:

We have audited the accompanying statement of assets and liabilities of Limited
Term New York Municipal Fund (the sole portfolio constituting Rochester
Portfolio Series), including the statement of investments, as of December 31,
2001, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 1999, were audited by other auditors whose report dated January 24, 2000, expressed an unqualified opinion on this information.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Limited Term New York Municipal Fund as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Denver, Colorado
January 18, 2002

STATEMENT OF INVESTMENTS  December 31, 2001

                                                                                    Effective
   Principal                                                                         Maturity         Market Value
      Amount                                            Coupon        Maturity    (Unaudited)*          See Note 1
=====================================================================================================================
 Municipal Bonds and Notes--99.2%
---------------------------------------------------------------------------------------------------------------------
 New York--85.0%
 $     5,000  Albany GO                                  7.000%     01/15/2010     01/15/2002(b)     $       5,077
---------------------------------------------------------------------------------------------------------------------
     258,527  Albany Hsg. Authority                      0.000      10/01/2012     10/01/2002(a)            86,209
---------------------------------------------------------------------------------------------------------------------
     250,000  Albany Hsg. Authority                      6.250      10/01/2012(s)  10/01/2007(b)           264,830
---------------------------------------------------------------------------------------------------------------------
     810,000  Albany IDA (Albany Medical Center)         5.600      05/01/2005     11/27/2003(c)           810,737
---------------------------------------------------------------------------------------------------------------------
   1,800,000  Albany IDA (H. Johnson Office Park)        5.250      03/01/2018(s)  03/01/2003(f)         1,807,074
---------------------------------------------------------------------------------------------------------------------
     125,000  Albany IDA (Port of Albany)                6.250      02/01/2005     08/24/2003(c)           125,067
---------------------------------------------------------------------------------------------------------------------
      50,000  Albany IDA (Spectrapark)                   7.500      12/01/2003     06/01/2002(b)            50,428
---------------------------------------------------------------------------------------------------------------------
   3,525,000  Albany IDA (Spectrapark)                   7.600      12/01/2009(s)  06/01/2002(b)         3,624,052
---------------------------------------------------------------------------------------------------------------------
      75,000  Albany IDA
              (University Heights-Albany Law School)     6.750      12/01/2019(s)  12/01/2009(b)            85,182
---------------------------------------------------------------------------------------------------------------------
   1,655,000  Albany IDA
              (University Heights-Albany Pharmacy)       6.750      12/01/2019(s)  12/01/2009(b)         1,872,666
---------------------------------------------------------------------------------------------------------------------
   8,990,000  Albany Municipal Water Finance Authority   5.500      12/01/2022(s)  12/01/2005(b)         9,065,336
---------------------------------------------------------------------------------------------------------------------
   1,000,000  Albany Municipal Water Finance Authority   6.375      12/01/2017(s)  12/01/2009(b)         1,114,790
---------------------------------------------------------------------------------------------------------------------
      40,000  Albany Parking Authority                   0.000      09/15/2002     09/15/2002               39,352
---------------------------------------------------------------------------------------------------------------------
      25,000  Albany Parking Authority                   0.000      09/15/2003     09/15/2003               23,756
---------------------------------------------------------------------------------------------------------------------
     625,000  Albany Parking Authority                   0.000      09/15/2004     09/15/2004              569,681
---------------------------------------------------------------------------------------------------------------------
      20,000  Albany Parking Authority                   0.000      09/15/2005     09/15/2005               17,336
---------------------------------------------------------------------------------------------------------------------
   2,000,000  Albany Parking Authority                   5.625      07/15/2020(s)  07/15/2012(b)         2,006,260
---------------------------------------------------------------------------------------------------------------------
   3,600,000  Allegany County IDA (Atlantic Richfield)   6.625      09/01/2016     09/01/2002(b)         3,778,164
---------------------------------------------------------------------------------------------------------------------
   3,500,000  Allegany County IDA (Houghton College)     5.250      01/15/2018     04/18/2015(c)         3,358,845
---------------------------------------------------------------------------------------------------------------------
   1,500,000  Allegany County IDA (Houghton College)     5.250      01/15/2024     09/17/2021(c)         1,400,715
---------------------------------------------------------------------------------------------------------------------
   1,735,000  Amherst IDA (Daemen College)               5.750      10/01/2011     01/22/2008(c)         1,738,036
---------------------------------------------------------------------------------------------------------------------
     950,000  Andpress HDC (Andpress Plaza)              6.600      01/15/2023(s)  08/01/2003(b)           968,316
---------------------------------------------------------------------------------------------------------------------
   6,940,000  Babylon IDA (WSNCHS East, Inc.)            6.500      08/01/2019(s)  08/01/2010(b)         7,686,328
---------------------------------------------------------------------------------------------------------------------
     100,000  Baldwinsville Devel. Corp.                 7.200      06/01/2010(s)  07/01/2002(b)           101,246
---------------------------------------------------------------------------------------------------------------------
     200,000  Battery Park City Authority                5.650      12/01/2013(s)  06/01/2002(b)           200,076
---------------------------------------------------------------------------------------------------------------------
     250,000  Battery Park City Authority                5.700      11/01/2020     11/01/2005(b)           250,445
---------------------------------------------------------------------------------------------------------------------
      50,000  Battery Park City Authority                5.700      11/01/2023     11/01/2005(b)            51,696
---------------------------------------------------------------------------------------------------------------------
   1,600,000  Battery Park City Authority                5.750      06/01/2023(s)  06/01/2002(b)         1,627,200
---------------------------------------------------------------------------------------------------------------------
      45,000  Battery Park City Authority                5.800      11/01/2022(s)  11/01/2005(b)            45,243
---------------------------------------------------------------------------------------------------------------------
     515,000  Blauvelt Volunteer Fire Company            6.000      10/15/2008     01/04/2006(c)           507,347
---------------------------------------------------------------------------------------------------------------------
      40,000  Brookhaven GO                              6.400      10/01/2010     10/01/2002(b)            42,104
---------------------------------------------------------------------------------------------------------------------
     205,000  Brookhaven IDA (Dowling College)           6.400      03/01/2003     03/01/2003              206,999
---------------------------------------------------------------------------------------------------------------------
     785,000  Brookhaven IDA (Stony Brook Foundation)    5.750      11/01/2008     01/18/2006(c)           790,966
---------------------------------------------------------------------------------------------------------------------
     505,000  Buffalo GO                                 6.000      12/01/2015     12/01/2009(b)           579,482
---------------------------------------------------------------------------------------------------------------------
     760,000  Carnegie Redevelopment Corp.               6.250      09/01/2005     03/30/2004(c)           758,746
---------------------------------------------------------------------------------------------------------------------
   1,550,000  Carnegie Redevelopment Corp.               6.500      09/01/2011     05/17/2009(c)         1,547,520
---------------------------------------------------------------------------------------------------------------------
     435,000  Cattaraugus County IDA
              (Jamestown Community College)              6.000      07/01/2012(s)  07/01/2010(b)           459,103
---------------------------------------------------------------------------------------------------------------------
      60,000  Cayuga County COP
              (Auburn Memorial Hospital)                 6.000      01/01/2021(s)  01/01/2004(b)            62,228
---------------------------------------------------------------------------------------------------------------------
   2,035,000  Chautauqua County Tobacco
              Asset Securitization Corp.                 6.000      07/01/2012     10/15/2008(c)         2,112,879
---------------------------------------------------------------------------------------------------------------------
   3,080,000  Chautauqua County Tobacco
              Asset Securitization Corp.                 6.500      07/01/2024(s)  07/01/2010(b)         3,292,274

                                      9  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                       Effective
   Principal                                                                            Maturity        Market Value
      Amount                                                Coupon      Maturity      (Unaudited)*        See Note 1
----------------------------------------------------------------------------------------------------------------------
 New York Continued
 $  645,000  Clifton Springs Hospital & Clinic               7.000%   01/01/2005       09/17/2003(c)     $   640,756
----------------------------------------------------------------------------------------------------------------------
  1,000,000  Dutchess County IDA (Bard College)              7.000    11/01/2017(s)    11/01/2003(b)       1,058,320
----------------------------------------------------------------------------------------------------------------------
  2,950,000  Dutchess County IDA
             (Vassar Brothers Hospital)                      6.500    04/01/2020(s)    04/01/2010(b)       3,122,958
----------------------------------------------------------------------------------------------------------------------
  1,175,000  Dutchess County Res Rec (Solid Waste)           6.800    01/01/2010       01/01/2003(a)       1,256,063
----------------------------------------------------------------------------------------------------------------------
     50,000  East Irondequoit CSD GO                         6.125    05/15/2008       05/15/2002(b)          51,725
----------------------------------------------------------------------------------------------------------------------
     50,000  East Rochester UFSD GO                          6.750    06/15/2011       06/15/2003(b)          54,057
----------------------------------------------------------------------------------------------------------------------
    290,000  Elmira HDC                                      7.500    08/01/2008       02/01/2002(b)         292,877
----------------------------------------------------------------------------------------------------------------------
     20,000  Elmira HDC                                      7.500    08/01/2009       02/01/2002(b)          20,198
----------------------------------------------------------------------------------------------------------------------
    260,000  Erie County IDA (FMC Corp.)                     6.000    02/01/2003       08/02/2002(c)         260,543
----------------------------------------------------------------------------------------------------------------------
    730,000  Erie County IDA (Medaille College)              7.250    11/01/2010       03/24/2007(c)         734,854
----------------------------------------------------------------------------------------------------------------------
     65,000  Erie County IDA (Medaille College)              7.400    12/30/2002       12/30/2002             65,510
----------------------------------------------------------------------------------------------------------------------
    285,000  Erie County IDA (Mercy Hospital)                5.900    06/01/2003       12/05/2002(c)         281,834
----------------------------------------------------------------------------------------------------------------------
  8,715,000  Erie County Tobacco Asset Securitization Corp.  6.000    07/15/2020       10/03/2009(c)       8,979,413
----------------------------------------------------------------------------------------------------------------------
    370,000  Erie County Tobacco Asset Securitization Corp.  6.125    07/15/2030(s)    07/15/2011(b)         384,056
----------------------------------------------------------------------------------------------------------------------
  2,170,000  Erie County Tobacco Asset Securitization Corp.  6.250    07/15/2040(s)    07/15/2011(b)       2,272,272
----------------------------------------------------------------------------------------------------------------------
 16,825,000  Erie County Tobacco Asset Securitization Corp.  6.500    07/15/2024       07/15/2011(b)      17,925,355
----------------------------------------------------------------------------------------------------------------------
  2,945,000  Erie County Tobacco Asset Securitization Corp.  6.750    07/15/2040(s)    07/15/2010(b)       3,159,956
----------------------------------------------------------------------------------------------------------------------
  1,000,000  Essex County IDA
             (International Paper Company)                   5.800    12/01/2019       12/01/2007(b)       1,006,550
----------------------------------------------------------------------------------------------------------------------
    385,000  Franklin County IDA (Correctional Facilities)   6.375    11/01/2002       11/01/2002            393,601
----------------------------------------------------------------------------------------------------------------------
  1,825,000  Franklin County IDA COP                         8.125    08/01/2006       03/28/2005(c)       1,983,738
----------------------------------------------------------------------------------------------------------------------
  1,775,000  Franklin County SWMA                            6.000    06/01/2005       04/02/2004(c)       1,814,991
----------------------------------------------------------------------------------------------------------------------
  1,350,000  Franklin County SWMA                            6.125    06/01/2009       12/28/2007(c)       1,380,469
----------------------------------------------------------------------------------------------------------------------
    120,000  Franklin County SWMA                            6.250    06/01/2015(s)    06/01/2005(b)         122,407
----------------------------------------------------------------------------------------------------------------------
    800,000  Hamilton EHC (Hamilton Apartments)             11.250    01/01/2015(s)    05/01/2002(b)         824,096
----------------------------------------------------------------------------------------------------------------------
  1,040,000  Hempstead IDA (South Shore Y JCC)               5.950    11/01/2007       07/02/2005(c)         996,965
----------------------------------------------------------------------------------------------------------------------
  2,700,000  Herkimer County IDA (Burrows Paper)(i)          8.000    01/01/2009       10/28/2005(c)       2,588,868
----------------------------------------------------------------------------------------------------------------------
    945,000  Herkimer County IDA (College Foundation)        5.850    11/01/2010       03/20/2007(c)         966,688
----------------------------------------------------------------------------------------------------------------------
  2,415,000  Herkimer Hsg. Authority                         7.150    03/01/2011       10/19/2005(g)       2,444,632
----------------------------------------------------------------------------------------------------------------------
     15,000  Hudson HDC (Providence Hall-Schuyler Court)     6.400    07/01/2012(s)    01/01/2003(b)          15,281
----------------------------------------------------------------------------------------------------------------------
     25,000  Hudson HDC (Providence Hall-Schuyler Court)     6.500    01/01/2025(s)    01/01/2003(b)          25,448
----------------------------------------------------------------------------------------------------------------------
    325,000  Hudson IDA (Have, Inc.)                         7.125    12/01/2007       08/16/2005(c)         321,090
----------------------------------------------------------------------------------------------------------------------
  3,410,000  Jamestown Hsg. Authority                        6.125    07/01/2010       12/24/2006(c)       3,466,981
----------------------------------------------------------------------------------------------------------------------
  2,000,000  Jefferson County IDA
             (Champion International)                        7.200    12/01/2020       11/15/2002(b)       2,079,200
----------------------------------------------------------------------------------------------------------------------
  5,700,000  L.I. Power Authority, Series A                  5.500    12/01/2029(s)    06/01/2003(b)       5,766,063
----------------------------------------------------------------------------------------------------------------------
     25,000  Liberty GO                                      8.200    10/15/2018       04/15/2002(b)          25,129
----------------------------------------------------------------------------------------------------------------------
     25,000  Liberty GO                                      8.200    10/15/2019       04/15/2002(b)          25,127
----------------------------------------------------------------------------------------------------------------------
     85,000  Lillian Cooper HDC                              7.000    01/01/2022(s)    07/01/2002(b)          85,596
----------------------------------------------------------------------------------------------------------------------
     25,000  Lillian Cooper HDC                              7.375    01/01/2023(s)    07/01/2002(b)          25,221
----------------------------------------------------------------------------------------------------------------------
     11,268  Locke Fire District #1(i)                       7.500    07/01/2002       04/02/2002(c)          11,574
----------------------------------------------------------------------------------------------------------------------
  1,300,000  Lockport HDC                                    6.000    10/01/2018       03/28/2014(c)       1,270,347
----------------------------------------------------------------------------------------------------------------------
  1,115,000  Madison County IDA (Morrisville College)        6.750    07/01/2007       12/09/2004(c)       1,146,019
----------------------------------------------------------------------------------------------------------------------
    555,000  Madison County IDA
             (Oneida Healthcare Center)                      5.300    07/01/2005       01/21/2004(c)         590,370

                                    10  |  LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                  Effective
   Principal                                                                       Maturity        Market Value
      Amount                                            Coupon     Maturity      (Unaudited)*        See Note 1
-------------------------------------------------------------------------------------------------------------------
 New York Continued
 $ 2,260,000  Madison County IDA
              (Oneida Healthcare Center)                 5.500%  02/01/2016       02/01/2013(b)     $ 2,317,427
-------------------------------------------------------------------------------------------------------------------
     220,000  Medina Hsg. Corp.                          8.250   08/15/2011(s)    02/15/2002(b)         223,848
-------------------------------------------------------------------------------------------------------------------
     480,000  Middleton IDA (Fleurchem, Inc.)(i)         7.125   12/01/2008       10/23/2005(c)         480,293
-------------------------------------------------------------------------------------------------------------------
   1,220,000  Middletown IDA
              (Southwinds Retirement Home)               5.875   03/01/2007       08/24/2004(c)       1,185,767
-------------------------------------------------------------------------------------------------------------------
     310,000  Middletown IDA
              (Southwinds Retirement Home)               7.250   03/01/2003       09/05/2002(c)         321,247
-------------------------------------------------------------------------------------------------------------------
       5,000  Monroe County Airport Authority (GRIA)     0.000   01/01/2004       01/01/2004              4,702
-------------------------------------------------------------------------------------------------------------------
   7,155,000  Monroe County COP                          8.050   01/01/2011(s)    07/01/2002(b)       7,331,728
-------------------------------------------------------------------------------------------------------------------
      30,000  Monroe County GO                           6.100   05/01/2003       05/01/2002(b)          30,528
-------------------------------------------------------------------------------------------------------------------
   1,990,000  Monroe County IDA (Al Sigl Center)         6.125   12/15/2008       03/12/2006(c)       2,007,412
-------------------------------------------------------------------------------------------------------------------
     680,000  Monroe County IDA (Al Sigl Center)         6.375   12/15/2005       07/12/2004(c)         701,400
-------------------------------------------------------------------------------------------------------------------
   1,135,000  Monroe County IDA (Al Sigl Center)         6.750   12/15/2010       02/01/2009(c)       1,157,132
-------------------------------------------------------------------------------------------------------------------
     960,000  Monroe County IDA
              (Dayton Rogers Manufacturing)              5.850   12/01/2006       01/13/2005(c)         921,744
-------------------------------------------------------------------------------------------------------------------
   1,285,000  Monroe County IDA
              (DePaul Community Facilities)              6.500   02/01/2024(s)    02/01/2004(b)       1,343,827
-------------------------------------------------------------------------------------------------------------------
   1,085,000  Monroe County IDA (DePaul Properties)      5.900   09/01/2007       05/04/2005(c)       1,049,705
-------------------------------------------------------------------------------------------------------------------
     120,000  Monroe County IDA (Geva Theatre)           7.750   04/01/2002(s)    04/01/2002            120,262
-------------------------------------------------------------------------------------------------------------------
     285,000  Monroe County IDA (Geva Theatre)           7.750   04/01/2003       04/01/2003            285,621
-------------------------------------------------------------------------------------------------------------------
   1,260,000  Monroe County IDA (Piano Works)            6.625   11/01/2006       12/18/2004(c)       1,278,005
-------------------------------------------------------------------------------------------------------------------
     100,000  Monroe County IDA (West End Business)      6.750   12/01/2004       12/19/2003            100,344
-------------------------------------------------------------------------------------------------------------------
  14,795,000  Monroe County Tobacco Asset
              Securitization Corp.                       6.150   06/01/2025       01/22/2009(c)      15,399,820
-------------------------------------------------------------------------------------------------------------------
  11,165,000  Monroe County Tobacco Asset
              Securitization Corp.                       6.375   06/01/2019(s)    06/01/2010(b)      11,778,405
-------------------------------------------------------------------------------------------------------------------
   2,305,000  Monroe County Tobacco Asset
              Securitization Corp.                       6.375   06/01/2035(s)    06/01/2011(b)       2,433,365
-------------------------------------------------------------------------------------------------------------------
     730,000  Montgomery County IDA (ASMF) (i,t,u)       6.500   01/15/2003       01/15/2003            463,550
-------------------------------------------------------------------------------------------------------------------
     375,000  Mount Vernon IDA (Meadowview)              6.000   06/01/2009       01/31/2007(c)         368,175
-------------------------------------------------------------------------------------------------------------------
   1,230,000  MTA Commuter Facilities, Series A          5.500   07/01/2017       07/01/2002(b)       1,233,124
-------------------------------------------------------------------------------------------------------------------
   1,000,000  MTA Commuter Facilities, Series A          6.125   07/01/2012(s)    07/01/2002(b)       1,040,330
-------------------------------------------------------------------------------------------------------------------
   6,600,000  MTA Commuter Facilities, Series A          6.500   07/01/2016       07/01/2007(b)       7,138,428
-------------------------------------------------------------------------------------------------------------------
   2,000,000  MTA Dedicated Tax Fund, Series A           6.125   04/01/2015       04/01/2010(b)       2,209,720
-------------------------------------------------------------------------------------------------------------------
      75,000  MTA Service Contract, Series 5             6.000   07/01/2018(s)    07/01/2002(b)          75,064
-------------------------------------------------------------------------------------------------------------------
     115,000  MTA Service Contract, Series 5             6.000   07/01/2018(s)    07/01/2002(b)         115,099
-------------------------------------------------------------------------------------------------------------------
      45,000  MTA Service Contract, Series 5             6.000   07/01/2018(s)    07/01/2002(b)          45,136
-------------------------------------------------------------------------------------------------------------------
     495,000  MTA Service Contract, Series 5             6.000   07/01/2018(s)    07/01/2002(b)         496,500
-------------------------------------------------------------------------------------------------------------------
      20,000  MTA Service Contract, Series 5             6.500   07/01/2016(s)    07/01/2002(b)          20,459
-------------------------------------------------------------------------------------------------------------------
     125,000  MTA Service Contract, Series 5             6.500   07/01/2016(s)    07/01/2002(b)         128,045
-------------------------------------------------------------------------------------------------------------------
      30,000  MTA Service Contract, Series 5             6.900   07/01/2005       07/01/2002(b)          30,753
-------------------------------------------------------------------------------------------------------------------
   1,000,000  MTA Service Contract, Series 5             7.000   07/01/2012(s)    07/01/2002(b)       1,024,810
-------------------------------------------------------------------------------------------------------------------
   7,135,000  MTA, Series A                              6.500   07/01/2016       07/01/2007(b)       7,717,073
-------------------------------------------------------------------------------------------------------------------
      15,000  MTA, Series K                              6.000   07/01/2016(s)    07/01/2002(b)          15,310
-------------------------------------------------------------------------------------------------------------------
      65,000  MTA, Series M                              6.000   07/01/2014(s)    07/01/2005(b)          68,639
-------------------------------------------------------------------------------------------------------------------
      20,000  Nassau County GO                           6.375   05/15/2013       05/15/2002(b)          20,778

                                    11  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                   Effective
  Principal                                                                         Maturity         Market Value
     Amount                                               Coupon     Maturity    (Unaudited)*          See Note 1
--------------------------------------------------------------------------------------------------------------------
 New York Continued
 $  710,000  Nassau County GO
             Combined Sewer Districts, Series F            7.000%  03/01/2015     03/01/2010(b)       $   822,507
--------------------------------------------------------------------------------------------------------------------
    720,000  Nassau County GO
             Combined Sewer Districts, Series F            7.000   03/01/2016     03/01/2010(b)           830,383
--------------------------------------------------------------------------------------------------------------------
    730,000  Nassau County GO
             Combined Sewer Districts, Series F            7.000   03/01/2017     03/01/2010(b)           841,383
--------------------------------------------------------------------------------------------------------------------
    740,000  Nassau County GO
             Combined Sewer Districts, Series F            7.000   03/01/2018     03/01/2010(b)           850,208
--------------------------------------------------------------------------------------------------------------------
    745,000  Nassau County GO
             Combined Sewer Districts, Series F            7.000   03/01/2019     03/01/2010(b)           852,697
--------------------------------------------------------------------------------------------------------------------
     90,000  Nassau County GO
             Combined Sewer Districts, Series F            7.000   03/01/2020     03/01/2010(b)           102,555
--------------------------------------------------------------------------------------------------------------------
  1,300,000  Nassau County GO
             General Improvement, Series F                 6.500   03/01/2018     03/01/2010(b)         1,450,085
--------------------------------------------------------------------------------------------------------------------
  1,635,000  Nassau County GO
             General Improvement, Series F                 6.500   03/01/2019     03/01/2010(b)         1,816,747
--------------------------------------------------------------------------------------------------------------------
    705,000  Nassau County GO
             General Improvement, Series F                 7.000   03/01/2014     03/01/2010(b)           819,837
--------------------------------------------------------------------------------------------------------------------
  3,435,000  Nassau County GO
             General Improvement, Series F                 7.000   03/01/2016     03/01/2010(b)         3,961,620
--------------------------------------------------------------------------------------------------------------------
    190,000  Nassau County IDA (ACLD)                      7.250   10/01/2004     10/10/2003(c)           191,870
--------------------------------------------------------------------------------------------------------------------
    615,000  Nassau County IDA (ALIA--ACDS)                7.000   10/01/2016     11/01/2010(c)           600,695
--------------------------------------------------------------------------------------------------------------------
    915,000  Nassau County IDA (ALIA--CMA)                 7.000   10/01/2016     11/01/2010(c)           893,717
--------------------------------------------------------------------------------------------------------------------
    700,000  Nassau County IDA (ALIA--CRR)                 7.000   10/01/2016     11/01/2010(c)           683,718
--------------------------------------------------------------------------------------------------------------------
    150,000  Nassau County IDA (ALIA--FREE)                7.000   10/01/2016     11/01/2010(c)           146,511
--------------------------------------------------------------------------------------------------------------------
    640,000  Nassau County IDA (ALIA--HKSB)                7.000   10/01/2016     11/01/2010(c)           629,805
--------------------------------------------------------------------------------------------------------------------
    470,000  Nassau County IDA (North Shore CFGA)          5.750   05/01/2008     07/25/2005(c)           448,502
--------------------------------------------------------------------------------------------------------------------
  1,205,000  Nassau County IDA (United Cerebral Palsy)     5.750   11/01/2007     06/27/2005(c)         1,186,142
--------------------------------------------------------------------------------------------------------------------
  2,915,000  Nassau County IDA (United Cerebral Palsy)     5.750   11/01/2009     05/26/2006(c)         2,841,629
--------------------------------------------------------------------------------------------------------------------
    680,000  Nassau County Tobacco Settlement Corp.        5.300   07/15/2012     07/15/2003(e)           691,798
--------------------------------------------------------------------------------------------------------------------
    545,000  Nassau County Tobacco Settlement Corp.        5.400   07/15/2013     07/15/2004(e)           557,442
--------------------------------------------------------------------------------------------------------------------
    615,000  Nassau County Tobacco Settlement Corp.        5.500   07/15/2014     07/15/2005(e)           635,553
--------------------------------------------------------------------------------------------------------------------
    645,000  Nassau County Tobacco Settlement Corp.        5.625   07/15/2015     07/15/2006(e)           672,348
--------------------------------------------------------------------------------------------------------------------
    590,000  Nassau County Tobacco Settlement Corp.        5.750   07/15/2016     07/15/2007(e)           617,577
--------------------------------------------------------------------------------------------------------------------
    150,000  Nassau County Tobacco Settlement Corp.        6.125   07/15/2018     07/15/2010(e)           155,746
--------------------------------------------------------------------------------------------------------------------
    250,000  Nassau County Tobacco Settlement Corp.        6.250   07/15/2020     07/15/2010(b)           260,990
--------------------------------------------------------------------------------------------------------------------
    190,000  Nassau County Tobacco Settlement Corp.        6.250   07/15/2021(s)  07/15/2010(b)           198,221
--------------------------------------------------------------------------------------------------------------------
  8,095,000  Nassau County Tobacco Settlement Corp.        6.400   07/15/2033(s)  07/15/2010(b)         8,526,787
--------------------------------------------------------------------------------------------------------------------
  3,500,000  Nassau County Tobacco Settlement Corp.        6.500   07/15/2027(s)  07/15/2010(b)         3,710,175
--------------------------------------------------------------------------------------------------------------------
     85,000  New Rochelle Municipal Hsg. Authority         6.500   12/01/2014(s)  12/01/2011(b)            87,560
--------------------------------------------------------------------------------------------------------------------
    210,000  Newark SCHC
             (Newark Rose Garden Apartments)               9.000   03/01/2011(s)  03/01/2002(b)           215,500
--------------------------------------------------------------------------------------------------------------------
  1,945,000  Newark-Wayne Community Hospital               7.600   09/01/2015     05/04/2010(c)         1,886,358
--------------------------------------------------------------------------------------------------------------------
     60,000  Newburgh GO                                   7.600   04/01/2008     04/01/2002(b)            60,861
--------------------------------------------------------------------------------------------------------------------
    700,000  Niagara County IDA (Sevenson Hotel)           5.750   05/01/2003     10/30/2002(c)           698,425
--------------------------------------------------------------------------------------------------------------------
  5,000,000  Niagara County IDA (Solid Waste Disposal)     5.450   11/15/2025     11/15/2012(d)         5,140,150
--------------------------------------------------------------------------------------------------------------------
  7,000,000  Niagara County IDA (Solid Waste Disposal)     5.550   11/15/2024     11/15/2013(d)         7,195,160

                                    12  |  LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                         Effective
  Principal                                                                               Maturity        Market Value
     Amount                                                 Coupon       Maturity      (Unaudited)*         See Note 1
========================================================================================================================
New York Continued
$ 1,175,000  Niagara County Tobacco Asset
             Securitization Corp.                             5.875%   05/15/2022       05/15/2011(b)     $  1,197,795
------------------------------------------------------------------------------------------------------------------------
    100,000  Niagara County Tobacco Asset
             Securitization Corp.                             6.250    05/15/2034(s)    05/15/2011(b)          104,497
------------------------------------------------------------------------------------------------------------------------
    135,000  Niagara County Tobacco Asset
             Securitization Corp.                             6.250    05/15/2040(s)    05/15/2011(b)          140,870
------------------------------------------------------------------------------------------------------------------------
 11,995,000  Niagara County Tobacco Asset
             Securitization Corp.                             6.750    05/15/2029(s)    05/15/2010(b)       12,985,667
------------------------------------------------------------------------------------------------------------------------
  1,195,000  Niagara Falls CSD COP (High School Facility)     6.500    06/15/2019       06/15/2009(b)        1,269,568
------------------------------------------------------------------------------------------------------------------------
  3,125,000  NY Counties Tobacco Trust I (TASC)               5.800    06/01/2023       04/11/2004(c)        3,189,562
------------------------------------------------------------------------------------------------------------------------
 14,195,000  NY Counties Tobacco Trust I (TASC)               6.300    06/01/2019(s)    06/01/2010(b)       14,897,794
------------------------------------------------------------------------------------------------------------------------
  2,220,000  NY Counties Tobacco Trust I (TASC)               6.500    06/01/2035(s)    06/01/2011(b)        2,367,053
------------------------------------------------------------------------------------------------------------------------
 13,240,000  NY Counties Tobacco Trust I (TASC) RITES(i)     14.425(r) 06/01/2028(s)    06/01/2011(b)       15,122,066
------------------------------------------------------------------------------------------------------------------------
 20,000,000  NY Counties Tobacco Trust II (TASC)              5.250    06/01/2025       02/15/2009(c)       19,409,200
------------------------------------------------------------------------------------------------------------------------
  7,055,000  NY Counties Tobacco Trust II (TASC)              5.625    06/01/2035       03/22/2019(c)        7,022,970
------------------------------------------------------------------------------------------------------------------------
  1,675,000  NY Counties Tobacco Trust II (TASC)              5.750    06/01/2014       06/01/2012(b)        1,721,833
------------------------------------------------------------------------------------------------------------------------
 16,260,000  NY Counties Tobacco Trust II (TASC)              5.750    06/01/2043(s)    06/01/2012(b)       16,328,617
------------------------------------------------------------------------------------------------------------------------
  2,120,000  NY Counties Tobacco Trust II (TASC)              6.000    06/01/2015       06/01/2012(b)        2,222,799
------------------------------------------------------------------------------------------------------------------------
  2,330,000  NY Counties Tobacco Trust II (TASC)              6.000    06/01/2016       06/01/2012(b)        2,429,771
------------------------------------------------------------------------------------------------------------------------
     20,000  NYC GO                                           5.500    10/01/2014       10/01/2005(b)           20,498
------------------------------------------------------------------------------------------------------------------------
     10,000  NYC GO                                           5.500    10/01/2016       10/01/2005(b)           10,468
------------------------------------------------------------------------------------------------------------------------
 14,765,000  NYC GO                                           5.500    05/15/2024(s)    05/15/2012(b)       14,804,423
------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                           5.600    12/01/2010       06/01/2002(b)           15,047
------------------------------------------------------------------------------------------------------------------------
     10,000  NYC GO                                           5.625    10/01/2012       10/01/2003(b)           10,212
------------------------------------------------------------------------------------------------------------------------
     20,000  NYC GO                                           5.625    10/01/2013       10/01/2005(b)           20,946
------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                           5.625    08/01/2014       08/01/2006(b)           15,740
------------------------------------------------------------------------------------------------------------------------
     20,000  NYC GO                                           5.750    08/15/2012       08/15/2005(b)           20,500
------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                           5.750    05/15/2013       05/15/2005(b)           15,643
------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                           5.750    02/01/2015(s)    02/01/2008(b)            5,164
------------------------------------------------------------------------------------------------------------------------
     25,000  NYC GO                                           5.750    08/01/2015       08/01/2005(b)           26,255
------------------------------------------------------------------------------------------------------------------------
 14,280,000  NYC GO(w)                                        5.750    12/01/2022       12/01/2011(b)       14,708,828
------------------------------------------------------------------------------------------------------------------------
     60,000  NYC GO                                           5.800    08/01/2013       08/01/2005(b)           62,867
------------------------------------------------------------------------------------------------------------------------
     50,000  NYC GO                                           6.000    08/01/2006       02/01/2002(a)           51,309
------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                           6.000    08/01/2006       02/01/2002(b)           15,065
------------------------------------------------------------------------------------------------------------------------
     10,000  NYC GO                                           6.000    08/01/2007       02/01/2002(b)           10,043
------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                           6.000    08/01/2008       02/01/2002(b)            5,022
------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                           6.000    05/15/2010       05/15/2003(b)           15,899
------------------------------------------------------------------------------------------------------------------------
     30,000  NYC GO                                           6.000    08/01/2010       08/01/2003(b)           31,987
------------------------------------------------------------------------------------------------------------------------
     55,000  NYC GO                                           6.000    02/01/2011       02/01/2006(b)           57,974
------------------------------------------------------------------------------------------------------------------------
     30,000  NYC GO                                           6.000    02/15/2011       02/15/2005(b)           31,235
------------------------------------------------------------------------------------------------------------------------
    130,000  NYC GO                                           6.000    08/01/2011       02/01/2002(a)          130,560
------------------------------------------------------------------------------------------------------------------------
     25,000  NYC GO                                           6.000    08/01/2011       08/01/2003(b)           26,656
------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                           6.000    02/15/2012       02/15/2005(b)            5,503
------------------------------------------------------------------------------------------------------------------------
     40,000  NYC GO                                           6.000    02/15/2012       02/15/2005(b)           41,512
------------------------------------------------------------------------------------------------------------------------
     30,000  NYC GO                                           6.000    08/01/2012       02/01/2002(a)           30,331
------------------------------------------------------------------------------------------------------------------------
    115,000  NYC GO                                           6.000    08/01/2012       08/01/2003(b)          118,364

                                    13  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                           Effective
   Principal                                                                                Maturity         Market Value
      Amount                                         Coupon        Maturity               (Unaudited)*         See Note 1
---------------------------------------------------------------------------------------------------------------------------
New York Continued
$   10,000  NYCGO                                    6.000%      02/15/2014              02/15/2005(b)        $    10,340
---------------------------------------------------------------------------------------------------------------------------
    15,000  NYC GO                                   6.000       02/15/2015              02/15/2005(b)             15,523
---------------------------------------------------------------------------------------------------------------------------
   450,000  NYC GO                                   6.000       08/01/2015              02/01/2002(a)            452,020
---------------------------------------------------------------------------------------------------------------------------
    10,000  NYC GO                                   6.000       08/01/2016(s)           08/01/2006(b)             10,696
---------------------------------------------------------------------------------------------------------------------------
    10,000  NYC GO                                   6.000       05/15/2019              05/15/2003(b)             10,227
---------------------------------------------------------------------------------------------------------------------------
    15,000  NYC GO                                   6.000       08/15/2026(s)           08/15/2008(b)             15,730
---------------------------------------------------------------------------------------------------------------------------
    65,000  NYC GO                                   6.125       08/01/2011              08/01/2004(b)             70,557
---------------------------------------------------------------------------------------------------------------------------
    15,000  NYC GO                                   6.250       10/01/2008              10/01/2002(b)             15,742
---------------------------------------------------------------------------------------------------------------------------
    75,000  NYC GO                                   6.250       08/01/2010              08/01/2004(b)             81,643
---------------------------------------------------------------------------------------------------------------------------
 2,000,000  NYC GO                                   6.250       08/01/2012              08/01/2006(b)          2,127,220
---------------------------------------------------------------------------------------------------------------------------
 4,050,000  NYC GO                                   6.250       08/01/2013              08/01/2006(b)          4,304,178
---------------------------------------------------------------------------------------------------------------------------
    70,000  NYC GO                                   6.250       08/01/2016              08/01/2002(b)             72,747
---------------------------------------------------------------------------------------------------------------------------
    35,000  NYC GO                                   6.250       08/01/2018              08/01/2002(b)             36,232
---------------------------------------------------------------------------------------------------------------------------
   110,000  NYC GO                                   6.250       08/01/2019              08/01/2004(b)            112,394
---------------------------------------------------------------------------------------------------------------------------
    90,000  NYC GO                                   6.250       08/01/2021              08/01/2002(b)             91,849
---------------------------------------------------------------------------------------------------------------------------
   415,000  NYC GO                                   6.375       08/01/2006              08/01/2002(b)            431,276
---------------------------------------------------------------------------------------------------------------------------
 1,460,000  NYC GO                                   6.375       08/01/2007              08/01/2002(b)          1,499,011
---------------------------------------------------------------------------------------------------------------------------
 4,000,000  NYC GO                                   6.375       08/15/2009              08/15/2005(b)          4,413,080
---------------------------------------------------------------------------------------------------------------------------
 1,495,000  NYC GO                                   6.375       08/01/2010              08/01/2005(b)          1,621,597
---------------------------------------------------------------------------------------------------------------------------
   815,000  NYC GO                                   6.375       08/15/2010              08/15/2005(b)            899,165
---------------------------------------------------------------------------------------------------------------------------
 5,400,000  NYC GO                                   6.375       08/01/2012              08/15/2005(b)          5,928,660
---------------------------------------------------------------------------------------------------------------------------
    95,000  NYC GO                                   6.500       08/01/2005              08/01/2002(b)             98,794
---------------------------------------------------------------------------------------------------------------------------
    20,000  NYC GO                                   6.500       08/01/2006              08/01/2002(b)             20,799
---------------------------------------------------------------------------------------------------------------------------
    20,000  NYC GO                                   6.500       08/01/2007              08/01/2002(b)             20,799
---------------------------------------------------------------------------------------------------------------------------
    95,000  NYC GO                                   6.500       08/01/2008              08/01/2002(b)             98,794
---------------------------------------------------------------------------------------------------------------------------
 8,715,000  NYC GO                                   6.500       08/01/2011              08/01/2002(b)          9,063,077
---------------------------------------------------------------------------------------------------------------------------
    70,000  NYC GO                                   6.500       08/01/2012              08/01/2002(b)             72,691
---------------------------------------------------------------------------------------------------------------------------
    55,000  NYC GO                                   6.500       08/01/2013              08/01/2002(b)             57,304
---------------------------------------------------------------------------------------------------------------------------
    20,000  NYC GO                                   6.500       08/01/2014              08/01/2002(b)             20,838
---------------------------------------------------------------------------------------------------------------------------
   103,000  NYC GO                                   6.500       08/01/2014              08/01/2005(b)            112,858
---------------------------------------------------------------------------------------------------------------------------
    40,000  NYC GO                                   6.500       08/01/2016              08/01/2005(b)             43,828
---------------------------------------------------------------------------------------------------------------------------
 7,500,000  NYC GO                                   6.500       05/15/2017              05/15/2010(b)          8,232,675
---------------------------------------------------------------------------------------------------------------------------
    95,000  NYC GO                                   6.500       08/01/2019(s)           08/01/2005(b)             99,887
---------------------------------------------------------------------------------------------------------------------------
    70,000  NYC GO                                   6.600       10/01/2016              10/01/2002(b)             73,394
---------------------------------------------------------------------------------------------------------------------------
     5,000  NYC GO                                   6.750       10/01/2006              10/01/2002(b)              5,266
---------------------------------------------------------------------------------------------------------------------------
     5,000  NYC GO                                   7.000       02/01/2002              02/01/2002                 5,023
---------------------------------------------------------------------------------------------------------------------------
    20,000  NYC GO                                   7.000       08/15/2002              02/15/2002(a)             20,143
---------------------------------------------------------------------------------------------------------------------------
    35,000  NYC GO                                   7.000       02/01/2003              02/01/2002(a)             35,186
---------------------------------------------------------------------------------------------------------------------------
   260,000  NYC GO                                   7.000       02/01/2006              02/01/2002(b)            265,234
---------------------------------------------------------------------------------------------------------------------------
   160,000  NYC GO                                   7.000       12/01/2006              06/01/2002(b)            163,363
---------------------------------------------------------------------------------------------------------------------------
     5,000  NYC GO                                   7.000       02/01/2009              02/01/2002(b)              5,026
---------------------------------------------------------------------------------------------------------------------------
     5,000  NYC GO                                   7.000       10/01/2010              10/01/2002(b)              5,274
---------------------------------------------------------------------------------------------------------------------------
     5,000  NYC GO                                   7.000       12/01/2010              06/01/2002(b)              5,101
---------------------------------------------------------------------------------------------------------------------------
     5,000  NYC GO                                   7.000       02/01/2011              02/01/2002(b)              5,026
---------------------------------------------------------------------------------------------------------------------------
    30,000  NYC GO                                   7.000       02/01/2012              02/01/2002(b)             30,150
---------------------------------------------------------------------------------------------------------------------------
    25,000  NYC GO                                   7.000       10/01/2015              04/01/2002(a)             25,327

                                    14  |  LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                           Effective
   Principal                                                                                Maturity          Market Value
      Amount                                        Coupon        Maturity               (Unaudited)*           See Note 1
---------------------------------------------------------------------------------------------------------------------------
New York Continued
---------------------------------------------------------------------------------------------------------------------------
$    25,000  NYC GO                                   7.000%       02/01/2016           02/01/2002(b)           $  25,490
---------------------------------------------------------------------------------------------------------------------------
     70,000  NYC GO                                   7.000        10/01/2016           04/01/2002(a)              70,915
---------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                   7.000        02/01/2017           02/01/2002(b)              15,698
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                   7.000        02/01/2018           02/01/2002(a)               5,098
---------------------------------------------------------------------------------------------------------------------------
    120,000  NYC GO                                   7.000        02/01/2018           02/01/2002(b)             122,305
---------------------------------------------------------------------------------------------------------------------------
     35,000  NYC GO                                   7.000        10/01/2018           04/01/2002(a)              35,469
---------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                   7.000        10/01/2019           04/01/2002(a)              15,235
---------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                   7.000        02/01/2022           02/01/2002(a)              15,294
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                   7.100        02/01/2004           02/01/2002(b)               5,017
---------------------------------------------------------------------------------------------------------------------------
    175,000  NYC GO                                   7.100        02/01/2009           02/01/2002(b)             178,440
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYC GO                                   7.100        02/01/2010           02/01/2002(b)              20,393
---------------------------------------------------------------------------------------------------------------------------
     30,000  NYC GO                                   7.200        08/01/2002           02/01/2002(b)              30,361
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                   7.200        02/01/2005           02/01/2002(b)               5,027
---------------------------------------------------------------------------------------------------------------------------
     40,000  NYC GO                                   7.250        10/01/2005           04/01/2002(a)              40,534
---------------------------------------------------------------------------------------------------------------------------
    100,000  NYC GO                                   7.250        02/01/2007           02/01/2002(a)             100,552
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                   7.250        02/01/2007           02/01/2002(b)               5,027
---------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                   7.250        08/15/2017           02/15/2002(a)              15,116
---------------------------------------------------------------------------------------------------------------------------
    120,000  NYC GO                                   7.500        08/15/2003           02/15/2002(b)             120,934
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYC GO                                   7.500        12/01/2003           06/01/2002(a)              20,462
---------------------------------------------------------------------------------------------------------------------------
 10,135,000  NYC GO                                   7.500        02/01/2004           02/01/2002(b)          10,343,274
---------------------------------------------------------------------------------------------------------------------------
  2,000,000  NYC GO                                   7.500        02/01/2004           02/01/2002(b)           2,041,020
---------------------------------------------------------------------------------------------------------------------------
     25,000  NYC GO                                   7.500        12/01/2004           06/01/2002(a)              25,577
---------------------------------------------------------------------------------------------------------------------------
    160,000  NYC GO                                   7.500        02/01/2005           02/01/2002(b)             163,288
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                   7.500        08/15/2005           02/15/2002(b)               5,039
---------------------------------------------------------------------------------------------------------------------------
  2,445,000  NYC GO                                   7.500        02/01/2006           02/01/2002(b)           2,495,245
---------------------------------------------------------------------------------------------------------------------------
    160,000  NYC GO                                   7.500        02/01/2007           02/01/2002(b)             163,288
---------------------------------------------------------------------------------------------------------------------------
     25,000  NYC GO                                   7.500        02/01/2008           02/01/2002(b)              26,226
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                   7.500        02/01/2008           02/01/2002(b)               5,100
---------------------------------------------------------------------------------------------------------------------------
    785,000  NYC GO                                   7.500        02/01/2009           02/01/2002(b)             801,132
---------------------------------------------------------------------------------------------------------------------------
     40,000  NYC GO                                   7.650        02/01/2007           02/01/2002(b)              40,827
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                   7.700        02/01/2009           02/01/2002(b)               5,104
---------------------------------------------------------------------------------------------------------------------------
     75,000  NYC GO                                   7.750        08/15/2006           02/15/2002(b)              76,557
---------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                   7.750        08/15/2007           02/15/2002(b)              15,311
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYC GO                                   7.750        08/15/2014           02/15/2002(b)              20,413
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYC GO                                   7.750        08/15/2028           02/15/2002(b)              20,139
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                   8.000        08/01/2003           02/01/2002(b)               5,030
---------------------------------------------------------------------------------------------------------------------------
     60,000  NYC GO                                   8.000        08/01/2003           02/01/2002(b)              61,258
---------------------------------------------------------------------------------------------------------------------------
  1,355,000  NYC GO CAB                               0.000(v)     05/15/2014           05/15/2008(b)           1,322,223
---------------------------------------------------------------------------------------------------------------------------
  5,000,000  NYC GO CARS                             10.245(r)     09/01/2011           08/01/2002(b)           5,275,000
---------------------------------------------------------------------------------------------------------------------------
     10,000  NYC GO DIAMONDS                          0.000(v)     08/01/2007           08/01/2002(b)               9,870
---------------------------------------------------------------------------------------------------------------------------
  1,950,000  NYC GO LIMO                              0.000(v)     02/01/2007           02/01/2002(b)           1,971,138
---------------------------------------------------------------------------------------------------------------------------
    115,000  NYC GO PRAMS                             0.000(v)     10/01/2006           10/01/2002(b)             114,622
---------------------------------------------------------------------------------------------------------------------------
    350,000  NYC HDC (Barclay Avenue)                 5.750        04/01/2007           11/21/2004(c)             369,558
---------------------------------------------------------------------------------------------------------------------------
  1,715,000  NYC HDC (Multifamily Hsg.), Series A     6.550        10/01/2015(s)        04/01/2003(b)           1,778,266
---------------------------------------------------------------------------------------------------------------------------
  1,970,000  NYC HDC (Pass Through Certificate)(i)    6.500        09/20/2003           05/24/2003(c)           2,077,089
---------------------------------------------------------------------------------------------------------------------------
  1,675,000  NYC IDA (Acme Architectural Products)    5.875        11/01/2009           08/21/2006(c)           1,573,662

                                    15  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                           Effective
   Principal                                                                                Maturity           Market Value
      Amount                                              Coupon         Maturity        (Unaudited)*            See Note 1
---------------------------------------------------------------------------------------------------------------------------
New York Continued
$10,000,000  NYC IDA
             (Airis JFK I/JFK International Airport)       6.000%      07/01/2015       03/09/2013(c)         $  9,615,800
---------------------------------------------------------------------------------------------------------------------------
    600,000  NYC IDA (ALA Realty)                          7.000       12/01/2005       07/01/2004(c)              617,550
---------------------------------------------------------------------------------------------------------------------------
    570,000  NYC IDA (Atlantic Veal & Lamb)                7.250       12/01/2008       03/16/2006(c)              575,865
---------------------------------------------------------------------------------------------------------------------------
    255,000  NYC IDA
             (Brooklyn Heights Montessori School)          7.500       01/01/2007       09/23/2004(c)              256,999
---------------------------------------------------------------------------------------------------------------------------
    670,000  NYC IDA (Chardan Corp.)                       6.250       11/01/2008       01/24/2006(c)              662,952
---------------------------------------------------------------------------------------------------------------------------
    235,000  NYC IDA (College of Aeronautics)              5.500       05/01/2012       05/01/2012                 233,792
---------------------------------------------------------------------------------------------------------------------------
    550,000  NYC IDA (College of Aeronautics)              5.500       05/01/2013       05/01/2013                 542,437
---------------------------------------------------------------------------------------------------------------------------
    195,000  NYC IDA (College of Mount St. Vincent)        7.000       05/01/2008       04/02/2003(g)              204,740
---------------------------------------------------------------------------------------------------------------------------
    360,000  NYC IDA (College of New Rochelle)             6.200       09/01/2010(s)    09/01/2005(b)              380,934
---------------------------------------------------------------------------------------------------------------------------
    500,000  NYC IDA (College of New Rochelle)             6.300       09/01/2015(s)    09/01/2005(b)              522,640
---------------------------------------------------------------------------------------------------------------------------
    595,000  NYC IDA (Comprehensive Care Management)       5.750       11/01/2008       01/23/2006(c)              585,058
---------------------------------------------------------------------------------------------------------------------------
    235,000  NYC IDA (Comprehensive Care Management)       5.750       11/01/2008       01/09/2006(c)              231,080
---------------------------------------------------------------------------------------------------------------------------
    490,000  NYC IDA (Comprehensive Care Management)       7.250       12/01/2006       01/25/2005(c)              514,833
---------------------------------------------------------------------------------------------------------------------------
    578,397  NYC IDA (Cummins Engine)                      6.500       03/01/2005       08/22/2003(c)              574,661
---------------------------------------------------------------------------------------------------------------------------
    205,000  NYC IDA (Elmhurst Hospital Parking Garage)    7.400       07/30/2002       07/30/2002                 209,489
---------------------------------------------------------------------------------------------------------------------------
    755,000  NYC IDA (Essie Cosmetics)                     5.500       11/01/2008       01/22/2006(c)              729,043
---------------------------------------------------------------------------------------------------------------------------
  1,015,000  NYC IDA (Friends Seminary School)             6.250       09/15/2010       02/20/2007(c)            1,045,491
---------------------------------------------------------------------------------------------------------------------------
  1,060,000  NYC IDA (Gabrielli Truck Sales)               7.250       12/01/2007       01/19/2006(c)            1,061,993
---------------------------------------------------------------------------------------------------------------------------
 19,545,000  NYC IDA (Japan Airlines)                      6.000       11/01/2015       09/10/2004(g)           20,608,248
---------------------------------------------------------------------------------------------------------------------------
    415,000  NYC IDA (JBFS)                                6.500       12/15/2002       12/15/2002                 416,150
---------------------------------------------------------------------------------------------------------------------------
    385,000  NYC IDA (Julia Gray)                          6.500       11/01/2007       07/15/2005(c)              382,012
---------------------------------------------------------------------------------------------------------------------------
    375,000  NYC IDA (Koenig Manufacturing)                7.375       12/01/2010       06/09/2007(c)              379,455
---------------------------------------------------------------------------------------------------------------------------
    755,000  NYC IDA (MediSys Health Network)              5.750       03/15/2006       11/16/2004(c)              735,793
---------------------------------------------------------------------------------------------------------------------------
    650,000  NYC IDA (Morrisons Pastry)                    5.750       11/01/2009       06/27/2005(c)              610,519
---------------------------------------------------------------------------------------------------------------------------
    190,000  NYC IDA (Nightingale-Bamford School)          5.850       01/15/2020(s)    01/15/2005(b)              195,548
---------------------------------------------------------------------------------------------------------------------------
  1,880,000  NYC IDA (NYC Outward Bound Center)            6.750       11/01/2010(s)    05/01/2002(b)            1,899,533
---------------------------------------------------------------------------------------------------------------------------
    195,000  NYC IDA
              (Ohel Children's Home & Family Services)     7.125       03/15/2003       09/18/2002(c)              205,799
---------------------------------------------------------------------------------------------------------------------------
  2,080,000  NYC IDA (Polytechnic University)              6.000       11/01/2020(s)    11/01/2010(b)            2,139,051
---------------------------------------------------------------------------------------------------------------------------
    585,000  NYC IDA (Precision Gear)                      5.875       11/01/2009       08/30/2006(c)              554,557
---------------------------------------------------------------------------------------------------------------------------
    495,000  NYC IDA (Precision Gear)                      5.875       11/01/2009       08/15/2006(c)              469,240
---------------------------------------------------------------------------------------------------------------------------
    175,000  NYC IDA (Precision Gear)                      6.500       11/01/2008       02/13/2006(c)              173,715
---------------------------------------------------------------------------------------------------------------------------
    410,000  NYC IDA (Promotional Slideguide)              7.000       12/01/2005       07/06/2004(c)              421,677
---------------------------------------------------------------------------------------------------------------------------
  2,150,000  NYC IDA
              (Special Needs Facilities Pooled Program)    5.950       07/01/2008       01/27/2005(c)            2,021,430
---------------------------------------------------------------------------------------------------------------------------
    135,000  NYC IDA (Streamline Plastics)                 7.125       12/01/2005       07/18/2004(c)              135,984
---------------------------------------------------------------------------------------------------------------------------
     30,000  NYC IDA (Terminal One Group Association)      5.900       01/01/2006       01/01/2006                  30,634
---------------------------------------------------------------------------------------------------------------------------
 48,195,000  NYC IDA (Terminal One Group Association)      6.000       01/01/2015(s)    01/01/2006(b)           49,084,198
---------------------------------------------------------------------------------------------------------------------------
  2,185,000  NYC IDA (Terminal One Group Association)      6.000       01/01/2019(s)    01/01/2006(c)            2,223,762
---------------------------------------------------------------------------------------------------------------------------
     95,000  NYC IDA (Terminal One Group Association)      6.100       01/01/2009       01/01/2006(b)               97,227
---------------------------------------------------------------------------------------------------------------------------
 10,045,000  NYC IDA (Terminal One Group Association)      6.125       01/01/2024       01/01/2006(b)           10,231,636
---------------------------------------------------------------------------------------------------------------------------
    935,000  NYC IDA (Ulano)                               6.250       11/01/2006       12/15/2004(c)              912,616
---------------------------------------------------------------------------------------------------------------------------
    160,000  NYC IDA (United Nations School)               6.050       12/01/2005       12/01/2005                 171,566
---------------------------------------------------------------------------------------------------------------------------
    170,000  NYC IDA (United Nations School)               6.100       12/01/2006       12/01/2006                 182,684
---------------------------------------------------------------------------------------------------------------------------
    180,000  NYC IDA (United Nations School)               6.150       12/01/2007       12/01/2007                 193,221

                                    16  |  LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                           Effective
   Principal                                                                                Maturity       Market Value
      Amount                                                 Coupon    Maturity          (Unaudited)*        See Note 1
---------------------------------------------------------------------------------------------------------------------------
New York Continued
$   500,000  NYC IDA (USTA National Tennis Center)             6.375%    11/15/2014(s)   11/15/2004(b)   $     552,310
---------------------------------------------------------------------------------------------------------------------------
  1,800,000  NYC IDA (Visy Paper)                              7.550     01/01/2005      08/01/2003(c)       1,830,492
---------------------------------------------------------------------------------------------------------------------------
  4,000,000  NYC IDA (Visy Paper)                              7.800     01/01/2016      10/04/2007(g)       4,179,440
---------------------------------------------------------------------------------------------------------------------------
    465,000  NYC IDA (World Casing Corp.)                      5.950     11/01/2007      07/09/2005(c)         452,566
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  NYC IDA (Zeluck, Inc.)(w)                         6.250     11/01/2011      05/02/2007(c)       1,001,670
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYC Municipal Water Finance Authority             5.500     06/15/2019(s)   06/15/2005(b)          20,209
---------------------------------------------------------------------------------------------------------------------------
     50,000  NYC Municipal Water Finance Authority             5.500     06/15/2020(s)   06/15/2002(b)          50,074
---------------------------------------------------------------------------------------------------------------------------
    140,000  NYC Municipal Water Finance Authority             5.500     06/15/2020(s)   06/15/2002(b)         140,207
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  NYC Municipal Water Finance Authority             5.500     06/15/2024(s)   06/15/2007(b)       1,011,600
---------------------------------------------------------------------------------------------------------------------------
    855,000  NYC Municipal Water Finance Authority             5.750     06/15/2013(s)   06/15/2002(a)         920,989
---------------------------------------------------------------------------------------------------------------------------
     50,000  NYC Municipal Water Finance Authority             5.750     06/15/2013(s)   06/15/2002(a)          55,574
---------------------------------------------------------------------------------------------------------------------------
     40,000  NYC Municipal Water Finance Authority             5.750     06/15/2018(s)   06/15/2004(b)          40,707
---------------------------------------------------------------------------------------------------------------------------
     50,000  NYC Municipal Water Finance Authority             6.000     06/15/2017      06/15/2002(b)          51,526
---------------------------------------------------------------------------------------------------------------------------
     50,000  NYC Municipal Water Finance Authority             6.000     06/15/2017(s)   06/15/2002(b)          51,526
---------------------------------------------------------------------------------------------------------------------------
     25,000  NYC Public Hsg. Authority                         6.000     01/01/2004      07/01/2002(b)          25,629
---------------------------------------------------------------------------------------------------------------------------
  4,520,000  NYC TFA, Series C                                 5.500     11/01/2029(s)   05/01/2012(b)       4,581,879
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYC Transit Authority (Livingston Plaza)          6.000     01/01/2024      07/01/2002(b)          20,054
---------------------------------------------------------------------------------------------------------------------------
     30,000  NYS DA
             (Bishop Henry B. Hucles Nursing Home)             5.625     07/01/2018(s)   07/01/2008(b)          30,341
---------------------------------------------------------------------------------------------------------------------------
    265,000  NYS DA (Brooklyn Law School)                      6.375     07/01/2007(s)   07/01/2002(b)         273,944
---------------------------------------------------------------------------------------------------------------------------
    565,000  NYS DA (Brooklyn Law School)                      6.400     07/01/2011(s)   07/01/2002(b)         578,989
---------------------------------------------------------------------------------------------------------------------------
 15,000,000  NYS DA (Catholic Health Services)                 6.500     07/01/2020(s)   07/01/2010(b)      16,181,700
---------------------------------------------------------------------------------------------------------------------------
     15,000  NYS DA (City University)                          0.000     07/01/2004     09/25/2003(c)           13,584
---------------------------------------------------------------------------------------------------------------------------
     60,000  NYS DA (City University)                          0.000     07/01/2004     09/25/2003(c)           53,735
---------------------------------------------------------------------------------------------------------------------------
     35,000  NYS DA (City University)                          0.000     07/01/2005     11/25/2003(c)           29,350
---------------------------------------------------------------------------------------------------------------------------
 11,020,000  NYS DA (City University)                          5.375     07/01/2024     10/16/2022(c)       11,005,674
---------------------------------------------------------------------------------------------------------------------------
    240,000  NYS DA (City University)                          5.375     07/01/2025(s)  07/01/2007(b)          240,905
---------------------------------------------------------------------------------------------------------------------------
     75,000  NYS DA (City University)                          5.500     07/01/2012(s)  07/01/2005(b)           78,265
---------------------------------------------------------------------------------------------------------------------------
  1,900,000  NYS DA (City University)                          6.000     07/01/2010      07/01/2006(b)       2,046,034
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYS DA (College of Saint Rose)                    6.000     07/01/2011(s)   07/01/2002(b)          20,850
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYS DA (College of Saint Rose)                    6.000     07/01/2011(s)   07/01/2002(b)           5,200
---------------------------------------------------------------------------------------------------------------------------
     10,000  NYS DA (Dept. of Education)                       6.125     07/01/2019(s)   07/01/2006(b)          10,770
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYS DA (Dept. of Health)                          5.500     07/01/2014      07/01/2006(b)           5,168
---------------------------------------------------------------------------------------------------------------------------
     50,000  NYS DA (Dept. of Health)                          5.900     07/01/2009      07/01/2004(b)          52,615
---------------------------------------------------------------------------------------------------------------------------
     25,000  NYS DA (Dept. of Health)                          7.400     07/01/2004      07/01/2002(b)          25,505
---------------------------------------------------------------------------------------------------------------------------
 10,000,000  NYS DA (Francis Schervier
             Home & Hospital Obligated Group)                  5.500     07/01/2027(s)   07/01/2009(b)      10,085,500
---------------------------------------------------------------------------------------------------------------------------
     40,000  NYS DA (Jewish Geriatric)                         7.150     08/01/2014      08/01/2004(b)          44,692
---------------------------------------------------------------------------------------------------------------------------
     50,000  NYS DA (Jewish Geriatric)                         7.350     08/01/2029      08/01/2004(b)          55,819
--------------------------------------------------------------------------------------------------------------------------
     35,000  NYS DA (JGB Health Facilities)                    7.000     07/01/2009(s)   07/01/2002(b)          35,499
---------------------------------------------------------------------------------------------------------------------------
  3,880,000  NYS DA (KMH Homes)                                6.950     08/01/2031      02/01/2002(b)       3,969,900
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  NYS DA (Lenox Hill Obligated Group)               5.750     07/01/2017      07/01/2012(b)       1,031,410
---------------------------------------------------------------------------------------------------------------------------
     25,000  NYS DA (Manhattan College)                        6.500     07/01/2019(s)   07/01/2002(b)          26,125
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYS DA (Marist College)                           7.125     07/01/2010(s)   07/01/2002(b)          20,407
---------------------------------------------------------------------------------------------------------------------------
  5,060,000  NYS DA (Miriam Osborn
             Memorial Home Association)                        6.875     07/01/2019(s)   07/01/2010(b)       5,613,109

                                    17  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                              Effective
   Principal                                                                                   Maturity       Market Value
      Amount                                                     Coupon        Maturity     (Unaudited)*        See Note 1
---------------------------------------------------------------------------------------------------------------------------
New York Continued
$  4,750,000   NYS DA (Mount Sinai School of Medicine)            6.750%     07/01/2009(s)   07/01/2002(b)    $ 4,869,652
---------------------------------------------------------------------------------------------------------------------------
   2,030,000   NYS DA (Mount Sinai School of Medicine)            6.750      07/01/2015(s)   07/01/2002(b)      2,080,851
---------------------------------------------------------------------------------------------------------------------------
     885,000   NYS DA (MSH/NYU Hospital
               Center/HJDOI Obligated Group)                      6.000      07/01/2013      07/01/2011(b)        921,727
---------------------------------------------------------------------------------------------------------------------------
   3,000,000   NYS DA (MSH/NYU Hospital
               Center/HJDOI Obligated Group)                      6.000      07/01/2014      07/01/2011(b)      3,099,750
---------------------------------------------------------------------------------------------------------------------------
  14,540,000   NYS DA (MSH/NYU Hospital
               Center/HJDOI Obligated Group)                      6.500      07/01/2015      07/01/2010(b)     15,654,636
---------------------------------------------------------------------------------------------------------------------------
  11,830,000   NYS DA (MSH/NYU Hospital
               Center/HJDOI Obligated Group)                      6.500      07/01/2016      07/01/2011(b)     12,718,906
---------------------------------------------------------------------------------------------------------------------------
  12,000,000   NYS DA (MSH/NYU Hospital
               Center/HJDOI Obligated Group)                      6.500      07/01/2017      07/01/2010(b)     12,864,960
---------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS DA (MSH/NYU Hospital
               Center/HJDOI Obligated Group)                      6.625      07/01/2018      07/01/2011(b)      5,388,200
---------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS DA (MSH/NYU Hospital
               Center/HJDOI Obligated Group)                      6.625      07/01/2019      07/01/2010(b)      5,369,800
---------------------------------------------------------------------------------------------------------------------------
   1,750,000   NYS DA (MSH/NYU Hospital
               Center/HJDOI Obligated Group)                      6.750      07/01/2020      07/01/2010(b)      1,898,680
---------------------------------------------------------------------------------------------------------------------------
      70,000   NYS DA (New Hope Community)                        5.700      07/01/2017(s)   07/01/2005(b)         71,362
---------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (Nursing Homes)                             5.500      07/01/2010(s)   07/01/2007(b)         51,968
---------------------------------------------------------------------------------------------------------------------------
   1,400,000   NYS DA (NY Hospital Medical Center)                5.550      08/15/2029(s)   08/15/2011(b)      1,442,084
---------------------------------------------------------------------------------------------------------------------------
   2,680,000   NYS DA (Nyack Hospital)                            6.000      07/01/2006      08/11/2004(c)      2,484,548
---------------------------------------------------------------------------------------------------------------------------
   2,325,000   NYS DA (Nyack Hospital)                            6.250      07/01/2013      05/10/2009(c)      1,951,861
---------------------------------------------------------------------------------------------------------------------------
      25,000   NYS DA (Our Lady of Mercy Hospital)                6.300      08/01/2032(s)   08/01/2002(b)         25,661
---------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYS DA (Park Ridge Hsg.)                           6.375      08/01/2020(s)   08/01/2010(b)      2,155,800
---------------------------------------------------------------------------------------------------------------------------
   1,470,000   NYS DA (Park Ridge Hsg.)                           6.500      08/01/2025(s)   08/01/2010(b)      1,595,979
---------------------------------------------------------------------------------------------------------------------------
     685,000   NYS DA (Pooled Capital Program)                    7.800      12/01/2005(s)   06/01/2002(b)        704,324
---------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (St. Vincent's Hospital)                    5.750      08/01/2015(s)   08/01/2007(b)         20,861
---------------------------------------------------------------------------------------------------------------------------
      25,000   NYS DA (St. Vincent's Hospital)                    7.375      08/01/2011      02/01/2002(b)         25,637
---------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS DA (State University Dormitory Facilities)     5.500      07/01/2020      07/01/2011(b)      1,025,660
---------------------------------------------------------------------------------------------------------------------------
   7,820,000   NYS DA (State University Dormitory Facilities)     5.750      07/01/2023      07/01/2011(b)      8,106,603
---------------------------------------------------------------------------------------------------------------------------
   1,150,000   NYS DA (State University Educational Facilities)   5.750      05/15/2010      05/15/2006(b)      1,226,429
---------------------------------------------------------------------------------------------------------------------------
   2,045,000   NYS DA (State University Educational Facilities)   6.000      05/15/2017      05/15/2002(b)      2,062,485
---------------------------------------------------------------------------------------------------------------------------
     105,000   NYS DA (State University Educational Facilities)   6.000      05/15/2017      05/15/2002(b)        105,318
---------------------------------------------------------------------------------------------------------------------------
     155,000   NYS DA (Suffolk County Judicial Facilities)        9.250      04/15/2006(s)   04/15/2002(b)        166,848
---------------------------------------------------------------------------------------------------------------------------
      30,000   NYS DA (Suffolk County Judicial Facilities)        9.500      04/15/2014(s)   04/15/2002(b)         34,440
---------------------------------------------------------------------------------------------------------------------------
   3,500,000   NYS DA (Teresian House)                            5.250      07/01/2017      11/02/2013(c)      3,454,395
---------------------------------------------------------------------------------------------------------------------------
     145,000   NYS DA (University of Rochester)                   6.500      07/01/2009(s)   07/01/2002(b)        145,710
---------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (University of Rochester)                   6.500      07/01/2009(s)   07/01/2002(b)         20,098
---------------------------------------------------------------------------------------------------------------------------
      60,000   NYS DA (Upstate Community Colleges)                5.500      07/01/2014(s)   07/01/2005(b)         62,041
---------------------------------------------------------------------------------------------------------------------------
      55,000   NYS DA (Upstate Community Colleges)                5.625      07/01/2012(s)   07/01/2004(b)         57,082
---------------------------------------------------------------------------------------------------------------------------
      35,000   NYS DA (Upstate Community Colleges)                5.875      07/01/2016(s)   07/01/2009(b)         36,818
---------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (WHELC)                                     5.800      02/01/2028      08/01/2005(b)         20,308
---------------------------------------------------------------------------------------------------------------------------
     195,000   NYS EFC (Consolidated Water)                       7.150      11/01/2014(s)   11/01/2004(b)        199,272
---------------------------------------------------------------------------------------------------------------------------
      20,000   NYS EFC (New Rochelle Water)                       6.400      12/01/2024      06/01/2002(b)         20,255
---------------------------------------------------------------------------------------------------------------------------
      85,000   NYS EFC (NYS Water Services)                       6.600      06/15/2005      06/15/2002(b)         87,134
---------------------------------------------------------------------------------------------------------------------------
      25,000   NYS EFC (NYS Water Services)                       6.600      03/15/2012      03/15/2002(b)         25,623

                                    18  |  LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                       Effective
  Principal                                                                             Maturity        Market Value
     Amount                                             Coupon        Maturity       (Unaudited)*         See Note 1
---------------------------------------------------------------------------------------------------------------------
New York Continued
$ 2,025,000   NYS EFC (NYS Water Services)               6.700%     09/15/2004        03/15/2002(b)     $  2,055,598
---------------------------------------------------------------------------------------------------------------------
    200,000   NYS EFC (NYS Water Services)               6.850      03/15/2003        03/15/2002(b)          202,164
---------------------------------------------------------------------------------------------------------------------
  2,370,000   NYS EFC (NYS Water Services)               6.875      06/15/2010(s)     06/15/2002(b)        2,525,827
---------------------------------------------------------------------------------------------------------------------
  1,705,000   NYS EFC (NYS Water Services)               6.875      06/15/2014(s)     11/15/2004(b)        1,876,114
---------------------------------------------------------------------------------------------------------------------
    545,000   NYS EFC (NYS Water Services)               6.900      05/15/2015        08/05/2004(g)          610,242
---------------------------------------------------------------------------------------------------------------------
    750,000   NYS EFC (NYS Water Services)               6.900      11/15/2015(s)     11/15/2004(b)          839,782
---------------------------------------------------------------------------------------------------------------------
      5,000   NYS EFC (NYS Water Services)               7.050      06/15/2004        06/15/2002(b)            5,127
---------------------------------------------------------------------------------------------------------------------
    210,000   NYS EFC (NYS Water Services)               7.200      03/15/2011(s)     03/15/2002(b)          212,444
---------------------------------------------------------------------------------------------------------------------
    640,000   NYS EFC (NYS Water Services)               7.250      06/15/2010(s)     06/15/2002(b)          656,358
---------------------------------------------------------------------------------------------------------------------
    400,000   NYS EFC (NYS Water Services)               7.500      03/15/2011(s)     03/15/2002(b)          402,276
---------------------------------------------------------------------------------------------------------------------
 14,915,000   NYS EFC (NYS Water Services)               7.500      06/15/2012(s)     06/15/2002(b)       15,345,298
---------------------------------------------------------------------------------------------------------------------
    450,000   NYS EFC (NYS Water Services)               7.500      06/15/2012(s)     06/15/2002(b)          462,982
---------------------------------------------------------------------------------------------------------------------
     50,000   NYS EFC (State Park Infrastructure)        5.750      03/15/2013(s)     03/15/2004(b)           51,951
---------------------------------------------------------------------------------------------------------------------
 22,810,000   NYS ERDA (Brooklyn Union Gas)              6.750      02/01/2024        05/06/2002(b)       23,578,697
---------------------------------------------------------------------------------------------------------------------
 13,505,000   NYS ERDA (Brooklyn Union Gas)              6.750      02/01/2024        05/12/2002(b)       13,969,842
---------------------------------------------------------------------------------------------------------------------
     25,000   NYS ERDA (Con Ed)                          6.000      03/15/2028        03/15/2005(b)           25,576
---------------------------------------------------------------------------------------------------------------------
  4,000,000   NYS ERDA (Con Ed)                          6.100      08/15/2020        07/01/2005(b)        4,154,240
---------------------------------------------------------------------------------------------------------------------
 29,380,000   NYS ERDA (Con Ed)                          7.125      12/01/2029        12/01/2004(b)       32,926,754
---------------------------------------------------------------------------------------------------------------------
  3,020,000   NYS ERDA (LILCO)                           6.900      08/01/2022        02/01/2002(b)        3,166,983
---------------------------------------------------------------------------------------------------------------------
  2,045,000   NYS ERDA (LILCO)                           7.150      09/01/2019        06/15/2002(b)        2,116,391
---------------------------------------------------------------------------------------------------------------------
 12,750,000   NYS ERDA (LILCO)                           7.150      06/01/2020        06/15/2002(b)       13,195,102
---------------------------------------------------------------------------------------------------------------------
    860,000   NYS ERDA (LILCO)                           7.150      12/01/2020        06/15/2002(b)          890,023
---------------------------------------------------------------------------------------------------------------------
    940,000   NYS ERDA (LILCO)                           7.150      02/01/2022        06/15/2002(b)          972,815
---------------------------------------------------------------------------------------------------------------------
 21,500,000   NYS ERDA (NIMO)                            6.625      10/01/2013        04/01/2002(b)       22,225,625
---------------------------------------------------------------------------------------------------------------------
     45,000   NYS ERDA (RG&E)                            6.350      05/15/2032        05/15/2002(b)           46,577
---------------------------------------------------------------------------------------------------------------------
  3,575,000   NYS ERDA (RG&E)                            6.500      05/15/2032        05/15/2002(b)        3,662,587
---------------------------------------------------------------------------------------------------------------------
     40,000   NYS GO                                     6.600      12/01/2014        06/01/2002(b)           41,292
---------------------------------------------------------------------------------------------------------------------
    114,000   NYS HFA (General Hsg.)                     6.500      11/01/2003        05/01/2002(b)          115,352
---------------------------------------------------------------------------------------------------------------------
     10,000   NYS HFA (General Hsg.)                     6.600      11/01/2005        05/01/2002(b)           10,119
---------------------------------------------------------------------------------------------------------------------
     30,000   NYS HFA (General Hsg.)                     6.600      11/01/2006        05/01/2002(b)           30,358
---------------------------------------------------------------------------------------------------------------------
  1,435,000   NYS HFA (Health Facility)                  6.000      05/01/2007        05/01/2007           1,549,384
---------------------------------------------------------------------------------------------------------------------
  2,165,000   NYS HFA (Health Facility)                  6.000      05/01/2008        05/01/2006(b)        2,316,593
---------------------------------------------------------------------------------------------------------------------
  1,175,000   NYS HFA (HELP-Bronx Hsg.)                  8.050      11/01/2005(s)     05/01/2002(b)        1,235,642
---------------------------------------------------------------------------------------------------------------------
      5,000   NYS HFA (Hospital & Nursing Home)          5.500      11/01/2005        05/01/2002(a)            5,425
---------------------------------------------------------------------------------------------------------------------
      5,000   NYS HFA (Hospital & Nursing Home)          5.500      11/01/2012        05/01/2002(a)            5,388
---------------------------------------------------------------------------------------------------------------------
     15,000   NYS HFA (Hospital & Nursing Home)          5.875      11/01/2010        05/01/2002(a)           16,662
---------------------------------------------------------------------------------------------------------------------
     10,000   NYS HFA (Hospital & Nursing Home)          5.875      11/01/2011        05/01/2002(a)           11,067
---------------------------------------------------------------------------------------------------------------------
      5,000   NYS HFA (Hospital & Nursing Home)          5.900      11/01/2003        05/01/2002(a)            5,314
---------------------------------------------------------------------------------------------------------------------
     30,000   NYS HFA (Hospital & Nursing Home)          5.900      11/01/2005        05/01/2002(a)           32,980
---------------------------------------------------------------------------------------------------------------------
      5,000   NYS HFA (Hospital & Nursing Home)          5.900      11/01/2010        05/01/2002(a)            5,606
---------------------------------------------------------------------------------------------------------------------
     35,000   NYS HFA (Hospital & Nursing Home)          6.000      11/01/2014        05/01/2002(b)           38,764
---------------------------------------------------------------------------------------------------------------------
     10,000   NYS HFA (Hospital & Nursing Home)          6.875      11/01/2004        05/01/2002(a)           11,105
---------------------------------------------------------------------------------------------------------------------
      5,000   NYS HFA (Hospital & Nursing Home)          6.875      11/01/2005        05/01/2002(a)            5,679
---------------------------------------------------------------------------------------------------------------------
    325,000   NYS HFA (Hospital & Nursing Home)          6.875      11/01/2007        05/01/2002(a)          361,969
---------------------------------------------------------------------------------------------------------------------
      5,000   NYS HFA (Hospital & Nursing Home)          6.875      11/01/2009        05/01/2002(a)            5,927
---------------------------------------------------------------------------------------------------------------------
      3,000   NYS HFA (Hospital & Nursing Home)          6.875      11/01/2010        05/01/2002(a)            3,585

                                    19  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                      Effective
 Principal                                                                             Maturity      Market Value
    Amount                                             Coupon        Maturity       (Unaudited)*       See Note 1
---------------------------------------------------------------------------------------------------------------------
New York Continued
$  590,000   NYS HFA (Hospital & Nursing Home)          7.000%     11/01/2017        05/01/2002(a)     $  695,191
---------------------------------------------------------------------------------------------------------------------
    70,000   NYS HFA (Meadow Manor)                     7.750      11/01/2019(s)     05/01/2002(b)         70,239
---------------------------------------------------------------------------------------------------------------------
   155,000   NYS HFA (Monroe County Health Facilities)  7.625      05/01/2005(s)     05/01/2002(b)        159,346
---------------------------------------------------------------------------------------------------------------------
    10,000   NYS HFA (Multifamily Hsg.)                 0.000      11/01/2010        11/01/2006(b)          6,258
---------------------------------------------------------------------------------------------------------------------
   200,000   NYS HFA (Multifamily Hsg.)                 0.000      11/01/2011        11/01/2006(b)        117,480
---------------------------------------------------------------------------------------------------------------------
   130,000   NYS HFA (Multifamily Hsg.)                 0.000      11/01/2013        11/01/2006(b)         67,181
---------------------------------------------------------------------------------------------------------------------
    30,000   NYS HFA (Multifamily Hsg.)                 5.850      08/15/2013(s)     02/15/2005(b)         30,390
---------------------------------------------------------------------------------------------------------------------
     5,000   NYS HFA (Multifamily Hsg.)                 6.000      08/15/2003        08/15/2003             5,210
---------------------------------------------------------------------------------------------------------------------
 1,000,000   NYS HFA (Multifamily Hsg.)                 6.100      08/15/2016(s)     08/15/2008(b)      1,022,840
---------------------------------------------------------------------------------------------------------------------
    35,000   NYS HFA (Multifamily Hsg.)                 6.200      08/15/2012(s)     08/15/2002(b)         35,854
---------------------------------------------------------------------------------------------------------------------
   150,000   NYS HFA (Multifamily Hsg.)                 6.250      08/15/2023(s)     08/15/2004(b)        152,811
---------------------------------------------------------------------------------------------------------------------
 1,000,000   NYS HFA (Multifamily Hsg.)                 6.450      08/15/2014(s)     08/15/2002(b)      1,026,900
---------------------------------------------------------------------------------------------------------------------
 1,500,000   NYS HFA (Multifamily Hsg.)                 6.500      08/15/2024(s)     08/15/2002(b)      1,542,225
---------------------------------------------------------------------------------------------------------------------
   725,000   NYS HFA (Multifamily Hsg.)                 6.625      08/15/2012        02/15/2003(b)        748,548
---------------------------------------------------------------------------------------------------------------------
 1,620,000   NYS HFA (Multifamily Hsg.)                 6.700      08/15/2025(s)     02/15/2003(b)      1,671,759
---------------------------------------------------------------------------------------------------------------------
   350,000   NYS HFA (Multifamily Hsg.)                 6.850      11/01/2019(s)     11/01/2004(b)        368,868
---------------------------------------------------------------------------------------------------------------------
   455,000   NYS HFA (Multifamily Hsg.)                 6.900      08/15/2007(s)     08/15/2002(b)        470,202
---------------------------------------------------------------------------------------------------------------------
   200,000   NYS HFA (Multifamily Hsg.)                 6.950      08/15/2012(s)     08/15/2002(b)        206,140
---------------------------------------------------------------------------------------------------------------------
    75,000   NYS HFA (Multifamily Hsg.)                 7.000      08/15/2011(s)     02/15/2002(b)         76,763
---------------------------------------------------------------------------------------------------------------------
    20,000   NYS HFA (Multifamily Hsg.)                 7.000      08/15/2022        08/15/2002(b)         20,551
---------------------------------------------------------------------------------------------------------------------
   995,000   NYS HFA (Multifamily Hsg.)                 7.000      08/15/2023(s)     02/15/2002(b)      1,016,064
---------------------------------------------------------------------------------------------------------------------
   255,000   NYS HFA (Multifamily Hsg.)                 7.100      08/15/2035(s)     02/15/2002(b)        261,010
---------------------------------------------------------------------------------------------------------------------
    40,000   NYS HFA (Multifamily Hsg.)                 7.300      11/01/2004        05/01/2002(b)         40,445
---------------------------------------------------------------------------------------------------------------------
   394,000   NYS HFA (Multifamily Hsg.)                 7.450      11/01/2028(s)     11/01/2002(b)        411,970
---------------------------------------------------------------------------------------------------------------------
   105,000   NYS HFA (Multifamily Hsg.)                 7.450      11/01/2028(s)     05/01/2002(b)        109,935
---------------------------------------------------------------------------------------------------------------------
 1,940,000   NYS HFA (Multifamily Hsg.)                 7.750      11/01/2020(s)     05/01/2002(b)      2,051,763
---------------------------------------------------------------------------------------------------------------------
    10,000   NYS HFA (Multifamily Hsg.)                 8.300      05/15/2005(s)     05/01/2002(b)         10,035
---------------------------------------------------------------------------------------------------------------------
     5,000   NYS HFA (Nonprofit Hsg.)                   6.000      11/01/2012        05/01/2002(b)          5,056
---------------------------------------------------------------------------------------------------------------------
    45,000   NYS HFA (Nonprofit Hsg.)                   6.200      11/01/2004        05/01/2002(b)         45,963
---------------------------------------------------------------------------------------------------------------------
    10,000   NYS HFA (Nonprofit Hsg.)                   6.200      11/01/2005        05/01/2002(b)         10,214
---------------------------------------------------------------------------------------------------------------------
    10,000   NYS HFA (Nonprofit Hsg.)                   6.200      11/01/2006        05/01/2002(b)         10,214
---------------------------------------------------------------------------------------------------------------------
    25,000   NYS HFA (Nonprofit Hsg.)                   6.200      11/01/2007        05/01/2002(b)         25,535
---------------------------------------------------------------------------------------------------------------------
    45,000   NYS HFA (Nonprofit Hsg.)                   6.200      11/01/2008        05/01/2002(b)         45,963
---------------------------------------------------------------------------------------------------------------------
    10,000   NYS HFA (Nonprofit Hsg.)                   6.200      11/01/2009        05/01/2002(b)         10,214
---------------------------------------------------------------------------------------------------------------------
    75,000   NYS HFA (Nonprofit Hsg.)                   6.200      11/01/2011        05/01/2002(b)         76,606
---------------------------------------------------------------------------------------------------------------------
    55,000   NYS HFA (Nonprofit Hsg.)                   6.200      11/01/2012        05/01/2002(b)         56,178
---------------------------------------------------------------------------------------------------------------------
    15,000   NYS HFA (Nonprofit Hsg.)                   6.200      11/01/2013        05/01/2002(b)         15,321
---------------------------------------------------------------------------------------------------------------------
    20,000   NYS HFA (Nonprofit Hsg.)                   6.400      11/01/2002        05/01/2002(b)         20,234
---------------------------------------------------------------------------------------------------------------------
    30,000   NYS HFA (Nonprofit Hsg.)                   6.400      11/01/2004        05/01/2002(b)         30,341
---------------------------------------------------------------------------------------------------------------------
   145,000   NYS HFA (Nonprofit Hsg.)                   6.400      11/01/2005        05/01/2002(b)        146,720
---------------------------------------------------------------------------------------------------------------------
   120,000   NYS HFA (Nonprofit Hsg.)                   6.400      11/01/2006        05/01/2002(b)        121,360
---------------------------------------------------------------------------------------------------------------------
     5,000   NYS HFA (Nonprofit Hsg.)                   6.400      11/01/2007        05/01/2002(b)          5,056
---------------------------------------------------------------------------------------------------------------------
    35,000   NYS HFA (Nonprofit Hsg.)                   6.400      11/01/2008        05/01/2002(b)         35,409
---------------------------------------------------------------------------------------------------------------------
    80,000   NYS HFA (Nonprofit Hsg.)                   6.400      11/01/2009        05/01/2002(b)         81,960
---------------------------------------------------------------------------------------------------------------------
     5,000   NYS HFA (Nonprofit Hsg.)                   6.400      11/01/2011        05/01/2002(b)          5,057

                                    20  |  LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                       Effective
 Principal                                                                              Maturity      Market Value
    Amount                                              Coupon        Maturity       (Unaudited)*       See Note 1
----------------------------------------------------------------------------------------------------------------------
New York Continued
$  765,000   NYS HFA (Nonprofit Hsg.)                    6.400%     11/01/2012        05/01/2002(b)     $  774,142
----------------------------------------------------------------------------------------------------------------------
    55,000   NYS HFA (Nonprofit Hsg.)                    6.400      11/01/2013        05/01/2002(b)         57,426
----------------------------------------------------------------------------------------------------------------------
    60,000   NYS HFA (Nonprofit Hsg.)                    6.500      11/01/2002        05/01/2002(b)         60,816
----------------------------------------------------------------------------------------------------------------------
     5,000   NYS HFA (Nonprofit Hsg.)                    6.500      11/01/2003        05/01/2002(b)          5,059
----------------------------------------------------------------------------------------------------------------------
    10,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2002        05/01/2002(b)         10,237
----------------------------------------------------------------------------------------------------------------------
   230,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2003        05/01/2002(b)        235,039
----------------------------------------------------------------------------------------------------------------------
    75,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2005        05/01/2002(b)         76,642
----------------------------------------------------------------------------------------------------------------------
    50,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2005        05/01/2002(b)         50,596
----------------------------------------------------------------------------------------------------------------------
    45,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2006        05/01/2002(b)         45,985
----------------------------------------------------------------------------------------------------------------------
    15,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2006        05/01/2002(b)         15,179
----------------------------------------------------------------------------------------------------------------------
   180,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2007        05/01/2002(b)        183,940
----------------------------------------------------------------------------------------------------------------------
   115,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2007        05/01/2002(b)        116,371
----------------------------------------------------------------------------------------------------------------------
    25,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2008        05/01/2002(b)         25,547
----------------------------------------------------------------------------------------------------------------------
    70,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2008        05/01/2002(b)         73,070
----------------------------------------------------------------------------------------------------------------------
    10,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2009        05/01/2002(b)         10,119
----------------------------------------------------------------------------------------------------------------------
    20,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2009        05/01/2002(b)         20,438
----------------------------------------------------------------------------------------------------------------------
    20,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2010        05/01/2002(b)         20,438
----------------------------------------------------------------------------------------------------------------------
    65,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2011        05/01/2002(b)         66,424
----------------------------------------------------------------------------------------------------------------------
     5,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2011        05/01/2002(b)          5,060
----------------------------------------------------------------------------------------------------------------------
    25,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2012        05/01/2002(b)         25,542
----------------------------------------------------------------------------------------------------------------------
    25,000   NYS HFA (Nonprofit Hsg.)                    6.600      11/01/2013        05/01/2002(b)         25,542
----------------------------------------------------------------------------------------------------------------------
   100,000   NYS HFA (Nonprofit Hsg.)                    6.750      11/01/2004        05/01/2002(b)        104,406
----------------------------------------------------------------------------------------------------------------------
     5,000   NYS HFA (Nonprofit Hsg.)                    6.750      11/01/2005        05/01/2002(b)          5,110
----------------------------------------------------------------------------------------------------------------------
    25,000   NYS HFA (Nonprofit Hsg.)                    6.750      11/01/2007        05/01/2002(b)         25,550
----------------------------------------------------------------------------------------------------------------------
    15,000   NYS HFA (Nonprofit Hsg.)                    6.750      11/01/2008        05/01/2002(b)         15,330
----------------------------------------------------------------------------------------------------------------------
    85,000   NYS HFA (Nonprofit Hsg.)                    6.750      11/01/2009        05/01/2002(b)         86,871
----------------------------------------------------------------------------------------------------------------------
    45,000   NYS HFA (Nonprofit Hsg.)                    6.750      11/01/2010        05/01/2002(b)         45,990
----------------------------------------------------------------------------------------------------------------------
 1,420,000   NYS HFA (Nonprofit Hsg.)                    6.750      11/01/2011        05/01/2002(b)      1,470,808
----------------------------------------------------------------------------------------------------------------------
    30,000   NYS HFA (Nonprofit Hsg.)                    6.750      11/01/2012        05/01/2002(b)         30,653
----------------------------------------------------------------------------------------------------------------------
    61,000   NYS HFA (Nonprofit Hsg.)                    6.875      11/01/2010        05/01/2002(b)         61,784
----------------------------------------------------------------------------------------------------------------------
 1,165,000   NYS HFA (Nonprofit Hsg.)                    8.400      11/01/2002        05/01/2002(b)      1,214,559
----------------------------------------------------------------------------------------------------------------------
 1,265,000   NYS HFA (Nonprofit Hsg.)                    8.400      11/01/2003        05/01/2002(b)      1,318,813
----------------------------------------------------------------------------------------------------------------------
 1,360,000   NYS HFA (Nonprofit Hsg.)                    8.400      11/01/2004        05/01/2002(b)      1,417,854
----------------------------------------------------------------------------------------------------------------------
 1,480,000   NYS HFA (Nonprofit Hsg.)                    8.400      11/01/2005        05/01/2002(b)      1,542,959
----------------------------------------------------------------------------------------------------------------------
 1,600,000   NYS HFA (Nonprofit Hsg.)                    8.400      11/01/2006        05/01/2002(b)      1,668,064
----------------------------------------------------------------------------------------------------------------------
 1,745,000   NYS HFA (Nonprofit Hsg.)                    8.400      11/01/2007        05/01/2002(b)      1,819,232
----------------------------------------------------------------------------------------------------------------------
 1,895,000   NYS HFA (Nonprofit Hsg.)                    8.400      11/01/2008        05/01/2002(b)      1,975,613
----------------------------------------------------------------------------------------------------------------------
   195,000   NYS HFA (Phillips Village)                  6.700      02/15/2002        02/15/2002           195,267
----------------------------------------------------------------------------------------------------------------------
   250,000   NYS HFA (Phillips Village)                  6.700      08/15/2002        08/15/2002           251,918
----------------------------------------------------------------------------------------------------------------------
   175,000   NYS HFA (Phillips Village)                  6.900      02/15/2004        02/15/2004           178,738
----------------------------------------------------------------------------------------------------------------------
    85,000   NYS HFA (Phillips Village)                  6.900      08/15/2004        08/15/2004            87,220
----------------------------------------------------------------------------------------------------------------------
 4,185,000   NYS HFA (Service Contract)                  5.500      09/15/2022(s)     03/15/2005(b)      4,201,070
----------------------------------------------------------------------------------------------------------------------
   380,000   NYS HFA (Simeon Dewitt)                     8.000      11/01/2018(s)     05/01/2002(b)        391,400
----------------------------------------------------------------------------------------------------------------------
   300,000   NYS HFA, Series A                           6.100      11/01/2015(s)     05/01/2008(b)        316,005
----------------------------------------------------------------------------------------------------------------------
     5,000   NYS LGAC                                    5.375      04/01/2014(s)     04/01/2006(b)          5,104

                                    21  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                         Effective
  Principal                                                                               Maturity          Market Value
     Amount                                               Coupon        Maturity       (Unaudited)*           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued
$   565,000     NYS LGSC (SCSB)                            6.375%     12/15/2009        10/04/2006(c)       $    555,350
--------------------------------------------------------------------------------------------------------------------------
    950,000     NYS Medcare (Beth Israel Medical Center)   7.125      11/01/2006        12/20/2004(c)            845,557
--------------------------------------------------------------------------------------------------------------------------
    545,000     NYS Medcare (Beth Israel Medical Center)   7.200      11/01/2014        09/12/2011(c)            484,750
--------------------------------------------------------------------------------------------------------------------------
    335,000     NYS Medcare (Beth Israel Medical Center)   7.400      11/01/2004(s)     05/01/2002(b)            342,454
--------------------------------------------------------------------------------------------------------------------------
     20,000     NYS Medcare (Buffalo General Hospital)     6.000      08/15/2014(s)     08/15/2004(b)             21,380
--------------------------------------------------------------------------------------------------------------------------
     35,000     NYS Medcare (Buffalo General Hospital)     6.125      08/15/2024        08/15/2006(b)             37,314
--------------------------------------------------------------------------------------------------------------------------
     10,000     NYS Medcare (Central Suffolk Hospital)     5.875      11/01/2005        05/28/2004(c)              9,906
--------------------------------------------------------------------------------------------------------------------------
     70,000     NYS Medcare (Hospital & Nursing Home)      5.650      08/15/2013        08/15/2005(b)             73,559
--------------------------------------------------------------------------------------------------------------------------
  2,780,000     NYS Medcare (Hospital & Nursing Home)      5.950      08/15/2009        03/18/2003(c)          2,897,566
--------------------------------------------------------------------------------------------------------------------------
    460,000     NYS Medcare (Hospital & Nursing Home)      6.125      02/15/2014        02/15/2004(a)            482,172
--------------------------------------------------------------------------------------------------------------------------
  1,930,000     NYS Medcare (Hospital & Nursing Home)      6.125      02/15/2014(s)     02/15/2006(b)          2,023,798
--------------------------------------------------------------------------------------------------------------------------
      5,000     NYS Medcare (Hospital & Nursing Home)      6.125      02/15/2015(s)     02/15/2006(b)              5,524
--------------------------------------------------------------------------------------------------------------------------
     20,000     NYS Medcare (Hospital & Nursing Home)      6.125      02/15/2015(s)     02/15/2006(b)             21,162
--------------------------------------------------------------------------------------------------------------------------
  2,775,000     NYS Medcare (Hospital & Nursing Home)      6.200      08/15/2013(s)     02/15/2005(b)          2,935,895
--------------------------------------------------------------------------------------------------------------------------
    155,000     NYS Medcare (Hospital & Nursing Home)      6.200      08/15/2022        08/15/2002(b)            159,139
--------------------------------------------------------------------------------------------------------------------------
    200,000     NYS Medcare (Hospital & Nursing Home)      6.250      08/15/2012(s)     08/15/2004(a)            218,398
--------------------------------------------------------------------------------------------------------------------------
     90,000     NYS Medcare (Hospital & Nursing Home)      6.250      02/15/2015        08/15/2005(b)             95,972
--------------------------------------------------------------------------------------------------------------------------
    220,000     NYS Medcare (Hospital & Nursing Home)      6.400      11/01/2014(s)     05/01/2002(b)            228,208
--------------------------------------------------------------------------------------------------------------------------
    570,000     NYS Medcare (Hospital & Nursing Home)      6.500      08/15/2012(s)     08/15/2002(b)            594,339
--------------------------------------------------------------------------------------------------------------------------
    715,000     NYS Medcare (Hospital & Nursing Home)      6.500      02/15/2019(s)     08/15/2002(b)            745,674
--------------------------------------------------------------------------------------------------------------------------
     45,000     NYS Medcare (Hospital & Nursing Home)      6.550      08/15/2012        08/15/2002(b)             47,092
--------------------------------------------------------------------------------------------------------------------------
  1,535,000     NYS Medcare (Hospital & Nursing Home)      6.850      02/15/2012(s)     02/15/2002(b)          1,573,160
--------------------------------------------------------------------------------------------------------------------------
  6,975,000     NYS Medcare (Hospital & Nursing Home)      6.875      02/15/2032        02/15/2002(b)          7,155,792
--------------------------------------------------------------------------------------------------------------------------
     50,000     NYS Medcare (Hospital & Nursing Home)      7.000      08/15/2032(s)     08/15/2002(b)             52,483
--------------------------------------------------------------------------------------------------------------------------
     85,000     NYS Medcare (Hospital & Nursing Home)      7.250      11/01/2002        05/01/2002(b)             86,208
--------------------------------------------------------------------------------------------------------------------------
    395,000     NYS Medcare (Hospital & Nursing Home)      7.250      11/01/2003        05/01/2002(b)            400,376
--------------------------------------------------------------------------------------------------------------------------
     70,000     NYS Medcare (Hospital & Nursing Home)      7.300      08/15/2011        02/15/2002(b)             71,774
--------------------------------------------------------------------------------------------------------------------------
    305,000     NYS Medcare (Hospital & Nursing Home)      7.350      02/15/2029        02/15/2002(b)            306,403
--------------------------------------------------------------------------------------------------------------------------
     95,000     NYS Medcare (Hospital & Nursing Home)      7.350      02/15/2029        02/15/2002(b)             97,722
--------------------------------------------------------------------------------------------------------------------------
  1,825,000     NYS Medcare (Hospital & Nursing Home)      7.400      11/01/2016(s)     05/01/2002(b)          1,900,190
--------------------------------------------------------------------------------------------------------------------------
  5,425,000     NYS Medcare (Hospital & Nursing Home)      7.450      08/15/2031        02/15/2002(a)          5,631,421
--------------------------------------------------------------------------------------------------------------------------
     10,000     NYS Medcare (Hospital & Nursing Home)      7.750      08/15/2010(s)     02/15/2002(b)             10,339
--------------------------------------------------------------------------------------------------------------------------
    135,000     NYS Medcare (Hospital & Nursing Home)      8.625      02/15/2006        02/15/2002(b)            135,871
--------------------------------------------------------------------------------------------------------------------------
    825,000     NYS Medcare (Hospital & Nursing Home)      9.000      02/15/2026        02/15/2002(b)            846,615
--------------------------------------------------------------------------------------------------------------------------
  2,735,000     NYS Medcare (Hospital & Nursing Home)      9.375      11/01/2016(s)     05/01/2002(b)          2,945,595
--------------------------------------------------------------------------------------------------------------------------
  1,820,000     NYS Medcare (Hospital & Nursing Home)     10.000      11/01/2006(s)     05/01/2002(b)          1,939,392
--------------------------------------------------------------------------------------------------------------------------
  1,915,000     NYS Medcare (Huntington Hospital)          6.500      11/01/2014(s)     11/01/2006(b)          1,946,444
--------------------------------------------------------------------------------------------------------------------------
  1,060,000     NYS Medcare (Insured Mtg. Nursing)         6.500      11/01/2015        11/01/2002(b)          1,113,795
--------------------------------------------------------------------------------------------------------------------------
  1,865,000     NYS Medcare (Long Term Health Care)        6.450      11/01/2014(s)     05/01/2002(b)          1,935,031
--------------------------------------------------------------------------------------------------------------------------
     45,000     NYS Medcare (Long Term Health Care)        6.700      11/01/2007        05/01/2002(b)             46,602
--------------------------------------------------------------------------------------------------------------------------
    215,000     NYS Medcare (Long Term Health Care)        6.800      11/01/2014(s)     05/01/2002(b)            223,379
--------------------------------------------------------------------------------------------------------------------------
    130,000     NYS Medcare (Long Term Health Care)        7.100      11/01/2012(s)     05/01/2002(b)            133,296
--------------------------------------------------------------------------------------------------------------------------
    235,000     NYS Medcare (Long Term Health Care)        7.300      11/01/2005(s)     05/01/2002(b)            236,297
--------------------------------------------------------------------------------------------------------------------------
     35,000     NYS Medcare (Long Term Health Care)        7.375      11/01/2011(s)     05/01/2002(b)             35,432
--------------------------------------------------------------------------------------------------------------------------
      5,000     NYS Medcare (Mental Health)                0.000      02/15/2003        02/15/2002(b)              4,714
--------------------------------------------------------------------------------------------------------------------------
      5,000     NYS Medcare (Mental Health)                0.000      08/15/2003        02/15/2002(b)              4,542

                                    22  |  LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                       Effective
 Principal                                                                              Maturity      Market Value
    Amount                                                    Coupon     Maturity    (Unaudited)*       See Note 1
---------------------------------------------------------------------------------------------------------------------
 New York Continued
 $   325,000    NYS Medcare (Mental Health)                    5.500%  08/15/2021(s)  02/15/2002(b)      $ 325,049
---------------------------------------------------------------------------------------------------------------------
       5,000    NYS Medcare (Mental Health)                    5.700   02/15/2003     02/15/2002(b)          5,015
---------------------------------------------------------------------------------------------------------------------
      70,000    NYS Medcare (Mental Health)                    5.900   08/15/2022(s)  08/15/2002(b)         71,252
---------------------------------------------------------------------------------------------------------------------
      10,000    NYS Medcare (Mental Health)                    6.100   08/15/2013(s)  08/15/2002(b)         10,453
---------------------------------------------------------------------------------------------------------------------
       5,000    NYS Medcare (Mental Health)                    6.375   08/15/2010     02/15/2002(a)          5,130
---------------------------------------------------------------------------------------------------------------------
       5,000    NYS Medcare (Mental Health)                    6.375   08/15/2014     08/15/2004(b)          5,575
---------------------------------------------------------------------------------------------------------------------
       5,000    NYS Medcare (Mental Health)                    6.500   08/15/2024     08/15/2004(a)          5,457
---------------------------------------------------------------------------------------------------------------------
       5,000    NYS Medcare (Mental Health)                    7.100   02/15/2002     02/15/2002             5,021
---------------------------------------------------------------------------------------------------------------------
      10,000    NYS Medcare (Mental Health)                    7.200   02/15/2004     02/15/2002(b)         10,034
---------------------------------------------------------------------------------------------------------------------
     150,000    NYS Medcare (Mental Health)                    7.375   02/15/2014(s)  02/15/2002(b)        150,779
---------------------------------------------------------------------------------------------------------------------
      15,000    NYS Medcare (Mental Health)                    7.400   02/15/2002     02/15/2002            15,099
---------------------------------------------------------------------------------------------------------------------
      10,000    NYS Medcare (Mental Health)                    7.400   08/15/2002     02/15/2002(b)         10,066
---------------------------------------------------------------------------------------------------------------------
       5,000    NYS Medcare (Mental Health)                    7.400   02/15/2003     02/15/2002(b)          5,121
---------------------------------------------------------------------------------------------------------------------
     110,000    NYS Medcare (Mental Health)                    7.600   02/15/2002     02/15/2002           110,750
---------------------------------------------------------------------------------------------------------------------
       5,000    NYS Medcare (Mental Health)                    7.750   08/15/2010(s)  02/15/2002(b)          5,040
---------------------------------------------------------------------------------------------------------------------
      10,000    NYS Medcare (Mental Health)                    7.750   08/15/2010(s)  02/15/2002(b)         10,339
---------------------------------------------------------------------------------------------------------------------
      50,000    NYS Medcare (Mental Health)                    8.875   08/15/2007(s)  02/15/2002(b)         51,535
---------------------------------------------------------------------------------------------------------------------
      85,000    NYS Medcare (Montefiore Medical Center)        5.700   02/15/2012     02/15/2007(b)         91,809
---------------------------------------------------------------------------------------------------------------------
      65,000    NYS Medcare
                (Our Lady of Mercy Medical Center)             6.250   08/15/2015(s)  02/15/2005(b)         67,410
---------------------------------------------------------------------------------------------------------------------
      30,000    NYS Medcare (Our Lady of Victory Hospital)     6.625   11/01/2016(s)  05/01/2002(b)         30,747
---------------------------------------------------------------------------------------------------------------------
      25,000    NYS Medcare (Secured Hospital)                 6.125   08/15/2013(s)  02/15/2004(b)         26,789
---------------------------------------------------------------------------------------------------------------------
     235,000    NYS Medcare (Sisters of Charity Hospital)      6.600   11/01/2007(s)  05/01/2002(b)        240,859
---------------------------------------------------------------------------------------------------------------------
     595,000    NYS Medcare (Sisters of Charity Hospital)      6.600   11/01/2010(s)  05/01/2002(b)        615,974
---------------------------------------------------------------------------------------------------------------------
   7,110,000    NYS Medcare (Sisters of Charity Hospital)      6.625   11/01/2018(s)  05/01/2002(b)      7,336,454
---------------------------------------------------------------------------------------------------------------------
      80,000    NYS Medcare (St. Luke's Hospital)              5.600   08/15/2013(s)  08/15/2005(b)         83,675
---------------------------------------------------------------------------------------------------------------------
      70,000    NYS Medcare (St. Luke's Hospital)              5.625   08/15/2018(s)  08/15/2005(b)         71,047
---------------------------------------------------------------------------------------------------------------------
   2,930,000    NYS Medcare (St. Luke's Hospital)              7.500   11/01/2011(s)  05/01/2002(b)      3,013,066
---------------------------------------------------------------------------------------------------------------------
   3,755,000    NYS Muni Bond Bank Agency
                (Special Program-City of Buffalo)              6.875   03/15/2006(s)  03/15/2002(b)      3,857,699
---------------------------------------------------------------------------------------------------------------------
      10,000    NYS Power Authority                            5.500   01/01/2010(s)  07/01/2002(a)         10,711
---------------------------------------------------------------------------------------------------------------------
     250,000    NYS Thruway Authority                          0.000   01/01/2005     01/01/2005           225,850
---------------------------------------------------------------------------------------------------------------------
     385,000    NYS Thruway Authority                          0.000   01/01/2006     01/01/2006           331,246
---------------------------------------------------------------------------------------------------------------------
      50,000    NYS Thruway Authority                          5.500   04/01/2015(s)  04/01/2007(b)         51,524
---------------------------------------------------------------------------------------------------------------------
      45,000    NYS Thruway Authority                          5.750   04/01/2016(s)  04/01/2008(b)         46,997
---------------------------------------------------------------------------------------------------------------------
      25,000    NYS UDC (Correctional Facilities)              0.000   01/01/2003     01/01/2003            24,552
---------------------------------------------------------------------------------------------------------------------
      30,000    NYS UDC (Correctional Facilities)              0.000   01/01/2007     01/01/2007            24,448
---------------------------------------------------------------------------------------------------------------------
  12,110,000    NYS UDC (Correctional Facilities)              5.250   01/01/2021     03/02/2019(c)     11,888,750
---------------------------------------------------------------------------------------------------------------------
  23,815,000    NYS UDC (Correctional Facilities)              5.375   01/01/2023     12/06/2018(c)     23,666,871
---------------------------------------------------------------------------------------------------------------------
      90,000    NYS UDC (Correctional Facilities)              5.750   01/01/2013(s)  01/01/2005(b)         94,172
---------------------------------------------------------------------------------------------------------------------
      85,000    NYS UDC (Correctional Facilities)              5.750   01/01/2013(s)  01/01/2005(b)         88,941
---------------------------------------------------------------------------------------------------------------------
      15,000    NYS UDC (Correctional Facilities)              6.750   01/01/2026     07/01/2002(b)         15,361
---------------------------------------------------------------------------------------------------------------------
      35,000    NYS UDC (South Mall) CAB                       0.000   01/01/2003     01/01/2003            34,288
---------------------------------------------------------------------------------------------------------------------
     130,000    NYS UDC (South Mall) CAB                       0.000   01/01/2005     06/24/2004(c)        113,870
---------------------------------------------------------------------------------------------------------------------
      50,000    NYS UDC (South Mall) CAB                       0.000   01/01/2005     06/24/2004(c)         43,903
---------------------------------------------------------------------------------------------------------------------
   1,025,000    NYS UDC (South Mall) CAB                       0.000   01/01/2011     04/08/2008(c)        603,664

                                    23  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                       Effective
 Principal                                                                              Maturity      Market Value
    Amount                                                   Coupon      Maturity    (Unaudited)*       See Note 1
---------------------------------------------------------------------------------------------------------------------
 New York Continued
 $   710,000    NYS UDC (South Mall) CAB                       0.000%  01/01/2011     04/08/2008(c)      $ 420,966
---------------------------------------------------------------------------------------------------------------------
     550,000    NYS UDC (South Mall) CAB                       0.000   01/01/2011     04/08/2008(c)        326,101
---------------------------------------------------------------------------------------------------------------------
   6,000,000    NYS UDC (Sub. Lien)                            5.500   07/01/2022(s)  07/01/2008(b)      6,037,440
---------------------------------------------------------------------------------------------------------------------
   6,630,000    NYS UDC (Sub. Lien)                            5.600   07/01/2026(s)  07/01/2008(b)      6,704,389
---------------------------------------------------------------------------------------------------------------------
   1,780,000    Oneida County IDA (Bonide Products)            5.750   11/01/2007     04/08/2005(c)      1,728,914
---------------------------------------------------------------------------------------------------------------------
   2,285,000    Oneida County IDA (Faxton Hospital)            6.625   01/01/2015(s)  01/01/2010(b)      2,558,012
---------------------------------------------------------------------------------------------------------------------
   1,000,000    Oneida County IDA (Presbyterian Home)          6.250   06/01/2015     06/01/2010(b)      1,079,760
---------------------------------------------------------------------------------------------------------------------
   3,895,000    Oneida Healthcare Corp.                        5.500   02/01/2016(s)  02/01/2013(b)      3,993,972
---------------------------------------------------------------------------------------------------------------------
      75,000    Oneida Healthcare Corp.                        7.100   08/01/2011     02/01/2002(b)         76,842
---------------------------------------------------------------------------------------------------------------------
   1,150,000    Oneida-Herkimer SWMA                           6.600   04/01/2004     04/01/2004         1,216,505
---------------------------------------------------------------------------------------------------------------------
     155,000    Oneida-Herkimer SWMA                           6.750   04/01/2014(s)  04/01/2005(b)        157,455
---------------------------------------------------------------------------------------------------------------------
      85,000    Onondaga County IDA (Coltec Industries)        7.250   06/01/2008(s)  06/01/2002(b)         86,139
---------------------------------------------------------------------------------------------------------------------
   2,605,000    Onondaga County IDA (Le Moyne College)         5.000   12/01/2012     12/01/2012         2,556,599
---------------------------------------------------------------------------------------------------------------------
     510,000    Onondaga County IDA (Le Moyne College)         5.500   03/01/2014     04/08/2012           505,502
---------------------------------------------------------------------------------------------------------------------
  11,885,000    Onondaga County Res Rec                        6.875   05/01/2006     05/01/2002(g)     12,196,506
---------------------------------------------------------------------------------------------------------------------
  14,730,000    Onondaga County Res Rec                        7.000   05/01/2015(s)  05/01/2002(b)     15,081,752
---------------------------------------------------------------------------------------------------------------------
     200,000    Orange County IDA (Glen Arden)                 5.350   01/01/2007     01/01/2007           201,358
---------------------------------------------------------------------------------------------------------------------
     230,000    Orange County IDA (Glen Arden)                 5.400   01/01/2008     01/01/2008           229,837
---------------------------------------------------------------------------------------------------------------------
     570,000    Orange County IDA (Kingston Manufacturing)(i)  7.250   11/01/2003     05/08/2003(c)        557,101
---------------------------------------------------------------------------------------------------------------------
      40,000    Orange County IDA (Mental Health)              6.000   05/01/2008     05/01/2006(b)         42,922
---------------------------------------------------------------------------------------------------------------------
      60,000    Orange County IDA (Mental Health)              6.125   05/01/2016(s)  05/01/2008(b)         62,123
---------------------------------------------------------------------------------------------------------------------
   5,065,000    Orange County IDA
                (St. Luke's Cornwall Hospital Obligated Group) 6.000   12/01/2016(s)  12/01/2012(b)      5,388,198
---------------------------------------------------------------------------------------------------------------------
   1,920,000    Orange County IDA
                (St. Luke's Cornwall Hospital Obligated Group) 6.000   12/01/2016(s)  12/01/2012(b)      2,042,515
---------------------------------------------------------------------------------------------------------------------
   1,805,000    Oswego County Res Rec                          6.500   06/01/2004     05/23/2003(c)      1,879,655
---------------------------------------------------------------------------------------------------------------------
      50,000    Philadelphia, NY GO                            7.500   12/15/2009     12/15/2009            59,440
---------------------------------------------------------------------------------------------------------------------
  11,390,000    Port Authority NY/NJ (Delta Air Lines)         6.950   06/01/2008     06/01/2008        11,248,195
---------------------------------------------------------------------------------------------------------------------
  52,305,000    Port Authority NY/NJ
                (JFK International Air Terminal)               5.750   12/01/2022(s)  12/01/2009(b)     54,030,019
---------------------------------------------------------------------------------------------------------------------
      20,000    Port Authority NY/NJ
                (JFK International Air Terminal)               5.750   12/01/2025(s)  12/01/2007(b)         20,497
---------------------------------------------------------------------------------------------------------------------
   4,165,000    Port Authority NY/NJ (KIAC)                    6.750   10/01/2011     10/01/2008(b)      4,325,269
---------------------------------------------------------------------------------------------------------------------
     275,000    Port Authority NY/NJ (KIAC)                    6.750   10/01/2019(s)  10/01/2008(b)        281,306
---------------------------------------------------------------------------------------------------------------------
  14,850,000    Port Authority NY/NJ (KIAC)                    7.000   10/01/2007     05/02/2005(c)     15,550,326
---------------------------------------------------------------------------------------------------------------------
      15,000    Port Authority NY/NJ, 100th Series             5.750   12/15/2015     06/15/2005(b)         15,549
---------------------------------------------------------------------------------------------------------------------
      50,000    Port Authority NY/NJ, 76th Series              6.500   11/01/2011     05/01/2002(b)         50,562
---------------------------------------------------------------------------------------------------------------------
   9,455,000    Port Authority NY/NJ, 76th Series              6.500   11/01/2026     05/01/2002(b)      9,557,492
---------------------------------------------------------------------------------------------------------------------
      90,000    Port Authority NY/NJ, 76th Series              6.500   11/01/2026(s)  05/01/2002(b)         90,983
---------------------------------------------------------------------------------------------------------------------
   8,335,000    Port Authority NY/NJ, 77th Series              6.250   01/15/2027(s)  01/15/2002(b)      8,423,601
---------------------------------------------------------------------------------------------------------------------
     390,000    Port Authority NY/NJ, 78th Series              6.500   10/15/2008     04/15/2002(b)        396,139
---------------------------------------------------------------------------------------------------------------------
      25,000    Port Authority NY/NJ, 78th Series              6.500   04/15/2011(s)  04/15/2002(b)         25,371
---------------------------------------------------------------------------------------------------------------------
      30,000    Port Authority NY/NJ, 83rd Series              6.375   10/15/2017(s)  10/15/2002(b)         30,616
---------------------------------------------------------------------------------------------------------------------
      10,000    Port Authority NY/NJ, 84th Series              6.000   01/15/2028(s)  01/15/2003(b)         10,158
---------------------------------------------------------------------------------------------------------------------
      10,000    Port Authority NY/NJ, 95th Series              6.000   07/15/2015     07/16/2006(b)         10,284
---------------------------------------------------------------------------------------------------------------------
       5,000    Port Authority NY/NJ, 95th Series              6.125   07/15/2029(s)  07/15/2004(b)          5,134

                                    24  |  LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                     Effective
 Principal                                                                            Maturity       Market Value
    Amount                                                  Coupon     Maturity    (Unaudited)*        See Note 1
-------------------------------------------------------------------------------------------------------------------
 New York Continued
 $ 3,300,000  Port Authority NY/NJ, 96th Series              6.600%  10/01/2023(s)  10/01/2004(b)     $3,447,444
-------------------------------------------------------------------------------------------------------------------
      10,000  Port Authority NY/NJ, 97th Series              6.500   07/15/2019     01/15/2005(b)         10,485
-------------------------------------------------------------------------------------------------------------------
     500,000  Port Chester CDC (Section 8 Hsg.), Series A    5.500   08/01/2017(s)  08/01/2013(b)        510,720
-------------------------------------------------------------------------------------------------------------------
      25,000  Port Chester IDA (Nadel Industries)            7.000   02/01/2016     02/01/2008(a)         27,685
-------------------------------------------------------------------------------------------------------------------
   1,745,000  Poughkeepsie IDA
              (Eastman & Bixby Redevelopment Corp.)          5.900   08/01/2020     05/17/2009(g)      1,788,555
-------------------------------------------------------------------------------------------------------------------
     980,000  Putnam County IDA (Brewster Plastics)          7.375   12/01/2008     03/15/2006(c)        993,789
-------------------------------------------------------------------------------------------------------------------
   2,000,000  Rensselaer County Tobacco Asset
              Securitization Corp.(w)                        5.200   06/01/2025     12/22/2008(c)      1,985,180
-------------------------------------------------------------------------------------------------------------------
     160,000  Rensselaer Hsg. Authority (Renwyck)            7.650   01/01/2011     12/30/2002(g)        168,123
-------------------------------------------------------------------------------------------------------------------
   1,115,000  Rensselaer Municipal Leasing Corp.
              (Rensselaer County Nursing Home)               6.250   06/01/2004     06/16/2003(c)      1,144,971
-------------------------------------------------------------------------------------------------------------------
      60,000  Rensselaer Municipal Leasing Corp.
              (Rensselaer County Nursing Home)               6.900   06/01/2024     06/01/2006(b)         61,134
-------------------------------------------------------------------------------------------------------------------
   1,700,000  Riverhead HDC (Riverpointe Apartments)         5.850   08/01/2010     06/28/2008(g)      1,751,255
-------------------------------------------------------------------------------------------------------------------
   1,730,000  Rochester Hsg. Authority
              (Crossroads Apartments)                        7.300   07/01/2005     11/03/2003(c)      1,804,546
-------------------------------------------------------------------------------------------------------------------
     580,000  Rochester Hsg. Authority (Stonewood Village)   5.900   09/01/2009     07/29/2005(g)        585,116
-------------------------------------------------------------------------------------------------------------------
     265,000  Rockland County IDA (Dominican College)        7.000   03/01/2003     09/06/2002(c)        273,337
-------------------------------------------------------------------------------------------------------------------
  10,200,000  Rockland County Tobacco Asset
              Securitization Corp.(w)                        5.500   08/15/2025     06/12/2012(c)     10,192,554
-------------------------------------------------------------------------------------------------------------------
     305,000  Rockland Gardens Hsg. Corp.                   10.500   05/01/2011     05/01/2002(b)        312,344
-------------------------------------------------------------------------------------------------------------------
      50,000  Rome GO                                        6.900   12/15/2007     12/15/2003(b)         53,312
-------------------------------------------------------------------------------------------------------------------
     240,000  Rome Hsg. Corp.                                7.000   01/01/2026(s)  07/01/2002(b)        246,602
-------------------------------------------------------------------------------------------------------------------
     225,000  Roxbury CSD GO                                 6.400   06/15/2010     06/15/2005(b)        239,596
-------------------------------------------------------------------------------------------------------------------
     235,000  Roxbury CSD GO                                 6.400   06/15/2011     06/15/2005(b)        249,471
-------------------------------------------------------------------------------------------------------------------
   1,250,000  Saratoga County IDA (Saratoga Sheraton)        6.750   12/31/2007     08/15/2004(c)      1,234,725
-------------------------------------------------------------------------------------------------------------------
     220,000  Schuyler County IDA (Cargill)                  7.900   04/01/2007     04/01/2002(b)        224,004
-------------------------------------------------------------------------------------------------------------------
      25,000  Scotia GO                                      6.100   01/15/2012     07/15/2003(b)         26,767
-------------------------------------------------------------------------------------------------------------------
      30,000  SONYMA, Series 27                              5.650   04/01/2015(s)  10/01/2005(b)         30,593
-------------------------------------------------------------------------------------------------------------------
   3,500,000  SONYMA, Series 27                              5.800   10/01/2020(s)  04/01/2010(b)      3,588,620
-------------------------------------------------------------------------------------------------------------------
     480,000  SONYMA, Series 28                              6.650   04/01/2022(s)  04/01/2002(b)        481,699
-------------------------------------------------------------------------------------------------------------------
      50,000  SONYMA, Series 29-A                            6.100   10/01/2015     03/05/2008(g)         52,365
-------------------------------------------------------------------------------------------------------------------
      25,000  SONYMA, Series 29-B                            6.450   04/01/2015(s)  03/01/2003(b)         25,460
-------------------------------------------------------------------------------------------------------------------
     540,000  SONYMA, Series 30-B                            6.000   04/01/2019     01/22/2004(c)        564,262
-------------------------------------------------------------------------------------------------------------------
      10,000  SONYMA, Series 34                              5.550   09/30/2025(s)  03/01/2006(b)         10,018
-------------------------------------------------------------------------------------------------------------------
   1,220,000  SONYMA, Series 36-A                            6.125   10/01/2020     01/22/2004(c)      1,253,172
-------------------------------------------------------------------------------------------------------------------
     100,000  SONYMA, Series 39                              5.750   10/01/2010(s)  04/01/2006(b)        104,163
-------------------------------------------------------------------------------------------------------------------
     155,000  SONYMA, Series 39                              6.000   10/01/2017(s)  04/01/2006(b)        159,600
-------------------------------------------------------------------------------------------------------------------
   1,560,000  SONYMA, Series 40-A                            6.350   04/01/2021     06/01/2006(b)      1,610,232
-------------------------------------------------------------------------------------------------------------------
      95,000  SONYMA, Series 40-B                            6.400   10/01/2012(s)  08/01/2004(b)         98,807
-------------------------------------------------------------------------------------------------------------------
      20,000  SONYMA, Series 41-A                            6.450   10/01/2014(s)  06/01/2004(b)         20,870
-------------------------------------------------------------------------------------------------------------------
      40,000  SONYMA, Series 41-A                            6.450   10/01/2014(s)  06/01/2004(b)         41,796
-------------------------------------------------------------------------------------------------------------------
      50,000  SONYMA, Series 41-B                            6.250   10/01/2014(s)  08/01/2006(b)         52,201
-------------------------------------------------------------------------------------------------------------------
     700,000  SONYMA, Series 42                              6.400   10/01/2020(s)  09/01/2004(b)        719,243
-------------------------------------------------------------------------------------------------------------------
      50,000  SONYMA, Series 43                              6.100   04/01/2009     09/01/2004(b)         52,773

                                    25  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                          Effective
Principal                                                                                  Maturity       Market Value
   Amount                                                    Coupon       Maturity      (Unaudited)*        See Note 1
-----------------------------------------------------------------------------------------------------------------------
 New York Continued
 $    25,000  SONYMA, Series 43                               6.100%    10/01/2009       09/01/2004(b)      $   26,386
-----------------------------------------------------------------------------------------------------------------------
     785,000  SONYMA, Series 43                               6.450     10/01/2017(s)    09/01/2004(b)         825,859
-----------------------------------------------------------------------------------------------------------------------
     225,000  SONYMA, Series 46                               6.500     04/01/2013(s)    03/28/2007(b)         237,688
-----------------------------------------------------------------------------------------------------------------------
     140,000  SONYMA, Series 46                               6.600     10/01/2019(s)    03/28/2005(b)         146,763
-----------------------------------------------------------------------------------------------------------------------
  18,650,000  SONYMA, Series 46                               6.650     10/01/2025(s)    03/28/2005(b)      19,415,210
-----------------------------------------------------------------------------------------------------------------------
      65,000  SONYMA, Series 47                               6.375     10/01/2017(s)    03/28/2007(b)          68,167
-----------------------------------------------------------------------------------------------------------------------
      50,000  SONYMA, Series 48                               6.000     04/01/2013       06/29/2007(b)          52,230
-----------------------------------------------------------------------------------------------------------------------
      20,000  SONYMA, Series 48                               6.000     04/01/2013(s)    06/29/2007(b)          20,990
-----------------------------------------------------------------------------------------------------------------------
      40,000  SONYMA, Series 48                               6.100     04/01/2025(s)    06/29/2007(b)          41,205
-----------------------------------------------------------------------------------------------------------------------
      20,000  SONYMA, Series 48                               6.100     04/01/2025(s)    06/29/2007(b)          20,698
-----------------------------------------------------------------------------------------------------------------------
     510,000  SONYMA, Series 50                               6.250     04/01/2010       09/13/2007(b)         522,439
-----------------------------------------------------------------------------------------------------------------------
   5,110,000  SONYMA, Series 50                               6.625     04/01/2025(s)    09/13/2007(b)       5,329,168
-----------------------------------------------------------------------------------------------------------------------
      95,000  SONYMA, Series 51                               6.400     10/01/2017(s)    09/13/2007(b)          98,421
-----------------------------------------------------------------------------------------------------------------------
      10,000  SONYMA, Series 52                               6.100     04/01/2026(s)    01/04/2008(b)          10,320
-----------------------------------------------------------------------------------------------------------------------
      50,000  SONYMA, Series 53                               5.750     10/01/2011(s)    01/04/2008(b)          52,667
-----------------------------------------------------------------------------------------------------------------------
     290,000  SONYMA, Series 54                               6.100     10/01/2015       03/05/2008(g)         303,088
-----------------------------------------------------------------------------------------------------------------------
     415,000  SONYMA, Series 56                               5.875     10/01/2019(s)    07/01/2008(b)         424,844
-----------------------------------------------------------------------------------------------------------------------
     100,000  SONYMA, Series 56                               6.500     10/01/2026(s)    07/01/2008(b)         105,404
-----------------------------------------------------------------------------------------------------------------------
      25,000  SONYMA, Series 60                               6.000     10/01/2022(s)    01/01/2009(b)          25,821
-----------------------------------------------------------------------------------------------------------------------
     570,000  SONYMA, Series 70                               5.375     10/01/2017(s)    03/01/2010(b)         576,150
-----------------------------------------------------------------------------------------------------------------------
   5,000,000  SONYMA, Series 82                               5.550     10/01/2019(s)    10/01/2009(b)       5,020,150
-----------------------------------------------------------------------------------------------------------------------
   3,935,000  SONYMA, Series 84                               5.950     04/01/2030(s)    09/01/2009(b)       4,032,824
-----------------------------------------------------------------------------------------------------------------------
   3,000,000  SONYMA, Series 90                               5.750     10/01/2021       01/20/2004(c)       3,123,660
-----------------------------------------------------------------------------------------------------------------------
   1,000,000  SONYMA, Series 95                               5.500     10/01/2017(s)    04/01/2010(b)       1,025,900
-----------------------------------------------------------------------------------------------------------------------
       5,000  SONYMA, Series MM-1                             7.600     10/01/2002       02/04/2002(b)           5,047
-----------------------------------------------------------------------------------------------------------------------
      10,000  SONYMA, Series MM-2                             7.550     04/01/2002       04/01/2002             10,029
-----------------------------------------------------------------------------------------------------------------------
      35,000  SONYMA, Series QQ                               7.600     10/01/2012       04/01/2002(b)          35,107
-----------------------------------------------------------------------------------------------------------------------
   1,305,000  SONYMA, Series QQ                               7.700     10/01/2012       04/01/2002(b)       1,309,280
-----------------------------------------------------------------------------------------------------------------------
     105,000  Springville HDC (Springbrook)                   5.950     01/01/2010       07/29/2006(c)         106,600
-----------------------------------------------------------------------------------------------------------------------
   1,030,000  St. Casimer's EHC                               7.375     09/01/2010(s)    03/01/2002(b)       1,055,822
-----------------------------------------------------------------------------------------------------------------------
     880,000  St. Lawrence IDA (PACES)                        5.875     06/30/2007       03/03/2005(c)         864,195
-----------------------------------------------------------------------------------------------------------------------
   1,065,000  Suffolk County IDA (ACLD)                       5.750     03/01/2006       03/26/2004(c)       1,031,399
-----------------------------------------------------------------------------------------------------------------------
   1,025,000  Suffolk County IDA (ALIA-CCDRCA)                7.000     06/01/2016       10/11/2010(c)       1,020,162
-----------------------------------------------------------------------------------------------------------------------
   1,230,000  Suffolk County IDA (ALIA-FREE)                  7.000     06/01/2016       10/11/2010(c)       1,224,194
-----------------------------------------------------------------------------------------------------------------------
     580,000  Suffolk County IDA (ALIA-WORCA)                 7.000     06/01/2016       10/11/2010(c)         577,262
-----------------------------------------------------------------------------------------------------------------------
     240,000  Suffolk County IDA (Dowling College)            6.500     12/01/2006       12/01/2006            241,836
-----------------------------------------------------------------------------------------------------------------------
      50,000  Suffolk County IDA (Dowling College)            6.625     06/01/2024       12/29/2016(c)          43,757
-----------------------------------------------------------------------------------------------------------------------
   1,810,000  Suffolk County IDA
              (Huntington First Aid Squad)                    6.025     11/01/2008       01/25/2006(c)       1,733,980
-----------------------------------------------------------------------------------------------------------------------
     290,000  Suffolk County IDA (Mattituck-Laurel Library)   6.000     09/01/2019(s)    09/01/2010(b)         314,085
-----------------------------------------------------------------------------------------------------------------------
      15,000  Suffolk County IDA (OBPWC)                      7.000     11/01/2002       11/01/2002             14,934
-----------------------------------------------------------------------------------------------------------------------
     670,000  Suffolk County IDA (Rimland Facilities)(i)      3.562(v)  12/01/2004       06/01/2002(b)         669,732
-----------------------------------------------------------------------------------------------------------------------
      40,000  Suffolk County Water Authority                  5.625     06/01/2016(s)    06/01/2004(b)          41,390
-----------------------------------------------------------------------------------------------------------------------
   2,120,000  Sunnybrook EHC                                 11.250     12/01/2014(s)    04/01/2002(b)       2,269,693
-----------------------------------------------------------------------------------------------------------------------
   3,130,000  Syracuse COP (Hancock International Airport)    6.500     01/01/2017(s)    07/01/2002(b)       3,199,830

                                    26  |  LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                Effective
  Principal                                                                                      Maturity   Market Value
     Amount                                                        Coupon         Maturity    (Unaudited)*    See Note 1
-------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $1,105,000   Syracuse COP (Hancock International Airport)          6.600%      01/01/2005     07/01/2002(b)  $ 1,129,619
-------------------------------------------------------------------------------------------------------------------------
  1,825,000   Syracuse COP (Hancock International Airport)          6.625       01/01/2012(s)  07/01/2002(b)    1,863,307
-------------------------------------------------------------------------------------------------------------------------
  3,650,000   Syracuse COP (Hancock International Airport)          6.625       01/01/2012(s)  07/01/2002(b)    3,739,936
-------------------------------------------------------------------------------------------------------------------------
  1,210,000   Syracuse COP (Hancock International Airport)          6.700       01/01/2007     07/01/2002(b)    1,236,233
-------------------------------------------------------------------------------------------------------------------------
  2,815,000   Syracuse IDA (Crouse Irving Health Hospital)(i)       5.125       01/01/2009     10/05/2005(c)    1,452,230
-------------------------------------------------------------------------------------------------------------------------
    595,000   Syracuse IDA (Pavilion on James Senior Hsg.)(i)       6.500       08/01/2007     04/06/2005(c)      478,517
-------------------------------------------------------------------------------------------------------------------------
  1,175,000   Syracuse SCHC (East Hill Village Apartments)          6.125       11/01/2010     01/09/2007(c)    1,222,259
-------------------------------------------------------------------------------------------------------------------------
    245,000   Tompkins County IDA (Kendall at Ithaca)               7.875       06/01/2015(s)  06/01/2005(b)      253,306
-------------------------------------------------------------------------------------------------------------------------
    295,000   Tompkins Healthcare Corp.
              (Reconstruction Home)                                10.800       02/01/2028(s)  02/01/2005(b)      349,897
-------------------------------------------------------------------------------------------------------------------------
  3,175,000   Tonawanda HDC (Tonawanda Towers)                      6.150       10/01/2011     03/19/2007(g)    3,263,170
-------------------------------------------------------------------------------------------------------------------------
     20,000   Triborough Bridge & Tunnel Authority                  6.000       01/01/2014(s)  01/22/2002(b)       20,053
-------------------------------------------------------------------------------------------------------------------------
  1,430,000   Triborough Bridge & Tunnel Authority                  6.000       01/01/2014(s)  01/22/2002(b)    1,433,804
-------------------------------------------------------------------------------------------------------------------------
    490,000   Triborough Bridge & Tunnel Authority                  6.500       01/01/2019(s)  01/22/2002(b)      498,786
-------------------------------------------------------------------------------------------------------------------------
  2,500,000   TSASC, Inc. (TFABs)                                   5.900       07/15/2017     07/15/2010(b)    2,581,950
-------------------------------------------------------------------------------------------------------------------------
  4,000,000   TSASC, Inc. (TFABs)                                   6.000       07/15/2019     07/15/2010(b)    4,116,880
-------------------------------------------------------------------------------------------------------------------------
  3,525,000   TSASC, Inc. (TFABs)                                   6.000       07/15/2020     07/15/2010(b)    3,635,227
-------------------------------------------------------------------------------------------------------------------------
     10,000   TSASC, Inc. (TFABs)                                   6.000       07/15/2020(s)  07/15/2010(b)       10,306
-------------------------------------------------------------------------------------------------------------------------
     90,000   TSASC, Inc. (TFABs)                                   6.000       07/15/2021(s)  07/15/2010(b)       92,753
-------------------------------------------------------------------------------------------------------------------------
 13,425,000   TSASC, Inc. (TFABs)                                   6.250       07/15/2027(s)  07/15/2010(b)   14,024,426
-------------------------------------------------------------------------------------------------------------------------
    250,000   TSASC, Inc. (TFABs)                                   6.250       07/15/2034(s)  07/15/2010(b)      260,645
-------------------------------------------------------------------------------------------------------------------------
     80,000   Tupper Lake HDC                                       8.125       10/01/2010     04/01/2002(b)       80,571
-------------------------------------------------------------------------------------------------------------------------
  1,300,000   Ulster County IDA (Benedictine Hospital)              6.050       06/01/2005     12/29/2003(c)    1,269,658
-------------------------------------------------------------------------------------------------------------------------
    605,000   Ulster County Tobacco Asset
              Securitization Corp.                                  6.000       06/01/2040(s)  06/01/2012(b)      614,565
-------------------------------------------------------------------------------------------------------------------------
  7,500,000   Ulster County Tobacco Asset
              Securitization Corp.                                  6.750       06/01/2030(s)  06/01/2012(b)    8,065,950
-------------------------------------------------------------------------------------------------------------------------
    455,000   Union Hsg. Authority (Methodist Homes)                6.800       11/01/2004     11/24/2003(c)      464,227
-------------------------------------------------------------------------------------------------------------------------
    390,000   Utica IDA (Utica College Civic Facility)              5.300       08/01/2008     11/30/2004(c)      376,561
-------------------------------------------------------------------------------------------------------------------------
  2,155,000   Utica IDA (Utica College Civic Facility)              6.375       12/01/2011     09/22/2008(c)    2,151,724
-------------------------------------------------------------------------------------------------------------------------
    100,000   Utica SCHC (Steinhorst Apartments)                    6.500       04/15/2008     10/08/2004(g)      106,336
-------------------------------------------------------------------------------------------------------------------------
    100,000   Watervliet EHC                                        8.000       11/15/2002     11/15/2002         100,315
-------------------------------------------------------------------------------------------------------------------------
    330,000   Westchester County IDA
              (Beth Abraham Hospital)                               7.250       12/01/2009     11/03/2006(c)      340,524
-------------------------------------------------------------------------------------------------------------------------
    275,000   Westchester County IDA (JBFS)                         6.500       12/15/2002     12/15/2002         276,295
-------------------------------------------------------------------------------------------------------------------------
    315,000   Westchester County IDA (JDAM)                         6.250       04/01/2005     10/26/2003(c)      323,937
-------------------------------------------------------------------------------------------------------------------------
  1,130,000   Westchester County IDA (JDAM)                         6.750       04/01/2016(s)  04/01/2006(b)    1,180,669
-------------------------------------------------------------------------------------------------------------------------
     50,000   Westchester County IDA
              (Westchester Airport)                                 5.950       08/01/2024(s)  02/01/2002(b)       50,016
-------------------------------------------------------------------------------------------------------------------------
  1,325,000   Yonkers IDA (Hudson Scenic Studio)                    5.875       11/01/2007     07/03/2005(c)    1,269,999
-------------------------------------------------------------------------------------------------------------------------
    165,000   Yonkers IDA (Philipsburgh Hall Associates)            6.750       11/01/2008     02/08/2006(c)      166,414
-------------------------------------------------------------------------------------------------------------------------
  2,850,000   Yonkers IDA (St. John's Riverside Hospital)           6.625       02/01/2026(s)  02/01/2011(b)    2,995,949
-------------------------------------------------------------------------------------------------------------------------
  3,000,000   Yonkers IDA (St. John's Riverside Hospital)           6.800       07/01/2016     09/17/2010(c)    3,060,870
-------------------------------------------------------------------------------------------------------------------------
  1,000,000   Yonkers IDA (St. Joseph's Hospital), Series 98-B      5.900       03/01/2008     03/01/2006(c)      907,660
                                                                                                            -------------
                                                                                                            1,330,851,618

                                    27  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                     Effective
   Principal                                                                                          Maturity    Market Value
      Amount                                                             Coupon        Maturity    (Unaudited)*     See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Other States--2.7%
$    345,000  Alliance Airport Authority, TX
              (American Airlines)                                         7.500%     12/01/2029     09/09/2029(c)  $   320,408
--------------------------------------------------------------------------------------------------------------------------------
       5,000  Chicago, IL O'Hare International Airport,
              Series B                                                    7.250      01/01/2009(s)  07/01/2002(b)        5,009
--------------------------------------------------------------------------------------------------------------------------------
     265,000  Dallas-Fort Worth, TX International Airport
              (American Airlines)                                         7.250      11/01/2030     11/01/2030         242,427
--------------------------------------------------------------------------------------------------------------------------------
   3,370,000  Gulf Coast Waste Disposal Authority, TX
              (Champion International Corp.)                              7.250      04/01/2017     04/01/2002(b)    3,455,396
--------------------------------------------------------------------------------------------------------------------------------
  16,800,000  Gulf Coast Waste Disposal Authority, TX
              (Champion International Corp.)                              7.450      05/01/2026     04/01/2002(b)   17,275,272
--------------------------------------------------------------------------------------------------------------------------------
   2,500,000  IL DFA Pollution Control
              (Commonwealth Edison Corp.)                                 7.250      06/01/2011     06/01/2002(b)    2,553,575
--------------------------------------------------------------------------------------------------------------------------------
   1,550,000  Kenton County, KY Airport (Delta Air Lines)                 7.125      02/01/2021     02/01/2021       1,446,863
--------------------------------------------------------------------------------------------------------------------------------
  11,550,000  Kenton County, KY Airport (Delta Air Lines)                 7.500      02/01/2012     02/01/2012      11,281,694
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Lawrenceburg, IN Pollution Control
              (Indiana Michigan Power Company)                            7.000      04/01/2015     04/01/2002(b)    1,025,730
--------------------------------------------------------------------------------------------------------------------------------
       5,000  MA HFA (Single Family Hsg.), Series 22                      6.800      04/01/2024(s)  06/01/2002(b)        5,041
--------------------------------------------------------------------------------------------------------------------------------
      30,000  MD Community Devel. Hsg.
              (People's Resource Center)                                  6.100      06/01/2016(s)  04/01/2002(b)       30,671
--------------------------------------------------------------------------------------------------------------------------------
      15,000  Montgomery County, MD HOC
              (Multifamily Mtg.), Series C                                7.150      07/01/2023(s)  07/01/2002(b)       15,373
--------------------------------------------------------------------------------------------------------------------------------
     150,000  NH HE&H Facilities Authority
              (Elliot Hospital of Manchester)                             6.250      10/01/2021(s)  04/01/2002(b)      153,434
--------------------------------------------------------------------------------------------------------------------------------
       5,000  NH Hsg. Finance Authority
              (Single Family Residential Mtg.)                            7.550      07/01/2011(s)  07/01/2002(b)        5,103
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000  NJ EDA (Jersey Central Power & Light)                       7.100      07/01/2015     07/01/2002(b)    2,082,700
--------------------------------------------------------------------------------------------------------------------------------
      10,000  Pulaski County, AR
              (Arkansas Children's Hospital)                              6.100      03/01/2013(s)  03/01/2005(b)       10,166
--------------------------------------------------------------------------------------------------------------------------------
   1,950,000  St. Charles Parish, LA
              (Louisiana Power & Light Company)                           7.500      06/01/2021     06/01/2002(b)    1,993,095
--------------------------------------------------------------------------------------------------------------------------------
       5,000  University of AL
              (University of Alabama-Birmingham)                          6.750      07/01/2007(s)  07/01/2002(b)        5,115
                                                                                                                 ---------------
                                                                                                                    41,907,072
--------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions--11.5%(q)
      25,000  Guam Airport Authority, Series A                            6.500      10/01/2023(s)  10/01/2003(b)       25,529
--------------------------------------------------------------------------------------------------------------------------------
   9,615,000  Guam Airport Authority, Series B                            6.400      10/01/2005     07/09/2003(g)    9,966,044
--------------------------------------------------------------------------------------------------------------------------------
  15,845,000  Guam Airport Authority, Series B                            6.600      10/01/2010(s)  10/01/2003(b)   16,296,583
--------------------------------------------------------------------------------------------------------------------------------
  40,625,000  Guam Airport Authority, Series B                            6.700      10/01/2023(s)  10/01/2003(b)   41,836,844
--------------------------------------------------------------------------------------------------------------------------------
   1,100,000  Guam EDA (TASC)                                             5.000      05/15/2022     11/22/2004(c)    1,090,221
--------------------------------------------------------------------------------------------------------------------------------
   1,950,000  Guam EDA (TASC)                                             5.400      05/15/2031     07/14/2010(c)    1,961,271
--------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Guam EDA (TASC)                                             5.500      05/15/2041(s)  05/15/2011(b)    2,513,450
--------------------------------------------------------------------------------------------------------------------------------
  14,075,000  Guam GO, Series A                                           5.375      11/15/2013     12/23/2011(c)   13,946,355
--------------------------------------------------------------------------------------------------------------------------------
     500,000  Guam GO, Series A                                           5.400      11/15/2018     12/22/2016(c)      491,765
--------------------------------------------------------------------------------------------------------------------------------
   2,470,000  Guam GO, Series A                                           5.625      09/01/2002     03/01/2002(b)    2,482,745
--------------------------------------------------------------------------------------------------------------------------------
   3,630,000  Guam GO, Series A                                           5.700      09/01/2003     03/01/2003(b)    3,644,847
--------------------------------------------------------------------------------------------------------------------------------
   5,250,000  Guam GO, Series A                                           5.750      09/01/2004     03/01/2002(b)    5,267,483
--------------------------------------------------------------------------------------------------------------------------------
   1,975,000  Guam GO, Series A                                           5.900      09/01/2005     03/01/2002(b)    1,980,826
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Guam GO, Series A                                           6.000      09/01/2006     03/01/2002(b)    1,002,540
--------------------------------------------------------------------------------------------------------------------------------
      80,000  Guam Highway, Series A                                      6.300      05/01/2012(s)  05/01/2002(b)       82,870

                                    28  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                     Effective
 Principal                                                                                            Maturity   Market Value
    Amount                                                              Coupon         Maturity    (Unaudited)*    See Note 1
-------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
$1,005,000    Guam Water System                                          7.000%      07/01/2009     01/01/2002(b) $ 1,015,050
-------------------------------------------------------------------------------------------------------------------------------
 3,000,000    Northern Mariana Islands, Series A                         6.000       06/01/2020(s)  06/01/2010(b)   3,078,480
-------------------------------------------------------------------------------------------------------------------------------
    39,981    Puerto Rico Aquadilla Bus Lease(i)                         8.500       02/02/2002     02/02/2002         39,992
-------------------------------------------------------------------------------------------------------------------------------
    95,759    Puerto Rico Aquadilla Equipment Lease(i)                   8.000       01/26/2002     01/26/2002         95,812
-------------------------------------------------------------------------------------------------------------------------------
    85,000    Puerto Rico Children's Trust Fund (TASC)                   6.000       07/01/2026(s)  07/01/2010(b)      88,764
-------------------------------------------------------------------------------------------------------------------------------
 1,048,278    Puerto Rico Dept. of Corrections
              Equipment Lease(i)                                         9.000       01/08/2003     07/14/2002(c)   1,062,441
-------------------------------------------------------------------------------------------------------------------------------
 1,157,264    Puerto Rico Dept. of Corrections
              Furniture Lease(i)                                         7.000       04/25/2004     05/07/2003(c)   1,155,343
-------------------------------------------------------------------------------------------------------------------------------
    25,000    Puerto Rico Electric Power Authority                       6.000       07/01/2016(s)  07/01/2004(b)      26,765
-------------------------------------------------------------------------------------------------------------------------------
    30,000    Puerto Rico Electric Power Authority                       6.000       07/01/2016(s)  07/01/2004(b)      32,229
-------------------------------------------------------------------------------------------------------------------------------
 5,000,000    Puerto Rico GO                                             5.250       07/01/2027(s)  07/01/2011(b)   5,027,100
-------------------------------------------------------------------------------------------------------------------------------
     5,000    Puerto Rico GO                                             6.000       07/01/2014(s)  07/01/2002(b)       5,179
-------------------------------------------------------------------------------------------------------------------------------
 1,800,000    Puerto Rico GO YCN                                        10.084(r)    07/01/2008(s)  07/01/2002(b)   1,887,750
-------------------------------------------------------------------------------------------------------------------------------
   400,000    Puerto Rico GO YCN                                        10.132(r)    07/01/2020(s)  07/01/2002(b)     428,000
-------------------------------------------------------------------------------------------------------------------------------
    55,000    Puerto Rico HBFA                                           5.850       10/01/2009     04/01/2007(b)      57,899
-------------------------------------------------------------------------------------------------------------------------------
   470,000    Puerto Rico HBFA                                           6.100       10/01/2015     04/01/2007(b)     488,908
-------------------------------------------------------------------------------------------------------------------------------
    90,000    Puerto Rico HBFA (Affordable Hsg. Mtg.)                    6.250       04/01/2029(s)  04/01/2007(b)      92,826
-------------------------------------------------------------------------------------------------------------------------------
 1,403,611    Puerto Rico Health Dept. Equipment Lease(i,u)              7.099       07/23/2003     10/16/2002(c)   1,400,383
-------------------------------------------------------------------------------------------------------------------------------
   100,000    Puerto Rico HFC                                            6.000       02/01/2009(s)  02/01/2002(b)     102,093
-------------------------------------------------------------------------------------------------------------------------------
    10,000    Puerto Rico HFC                                            7.100       04/01/2002     04/01/2002         10,065
-------------------------------------------------------------------------------------------------------------------------------
   590,000    Puerto Rico HFC                                            7.200       04/01/2003     04/01/2002(b)     593,882
-------------------------------------------------------------------------------------------------------------------------------
    80,000    Puerto Rico HFC                                            7.250       10/01/2004     04/01/2002(b)      80,536
-------------------------------------------------------------------------------------------------------------------------------
    85,000    Puerto Rico HFC                                            7.300       04/01/2006     04/01/2002(b)      85,580
-------------------------------------------------------------------------------------------------------------------------------
   115,000    Puerto Rico HFC                                            7.300       10/01/2006     04/01/2002(b)     115,784
-------------------------------------------------------------------------------------------------------------------------------
    50,000    Puerto Rico HFC                                            7.400       04/01/2007     04/01/2002(b)      50,353
-------------------------------------------------------------------------------------------------------------------------------
 3,470,000    Puerto Rico HFC                                            7.500       10/01/2015(s)  04/01/2002(b)   3,606,059
-------------------------------------------------------------------------------------------------------------------------------
 7,035,000    Puerto Rico HFC                                            7.500       04/01/2022(s)  04/01/2002(b)   7,310,842
-------------------------------------------------------------------------------------------------------------------------------
 1,365,000    Puerto Rico Highway &
              Transportation Authority                                   6.625       07/01/2012(s)  07/01/2002(b)   1,412,789
-------------------------------------------------------------------------------------------------------------------------------
 6,250,000    Puerto Rico IMEPCF (PepsiCo)                               6.250       11/15/2013     11/15/2002(b)   6,620,875
-------------------------------------------------------------------------------------------------------------------------------
 7,175,000    Puerto Rico IMEPCF (PepsiCo)                               6.250       11/15/2013     11/15/2002(b)   7,600,765
-------------------------------------------------------------------------------------------------------------------------------
   310,000    Puerto Rico IMEPCF (Squibb)                                6.500       07/01/2004(s)  07/01/2002(b)     311,541
-------------------------------------------------------------------------------------------------------------------------------
 3,525,000    Puerto Rico Infrastructure                                 7.500       07/01/2009(s)  07/01/2002(b)   3,576,818
-------------------------------------------------------------------------------------------------------------------------------
 1,915,000    Puerto Rico Infrastructure                                 7.750       07/01/2008(s)  07/01/2002(b)   1,943,151
-------------------------------------------------------------------------------------------------------------------------------
 3,140,000    Puerto Rico Infrastructure                                 7.900       07/01/2007(s)  07/01/2002(b)   3,186,158
-------------------------------------------------------------------------------------------------------------------------------
   750,000    Puerto Rico ITEMECF
              (Hospital de la Concepcion)                                6.375       11/15/2015     11/15/2010(b)     830,513
-------------------------------------------------------------------------------------------------------------------------------
 2,000,000    Puerto Rico ITEMECF
              (Hospital de la Concepcion)                                6.500       11/15/2020     11/15/2010(b)   2,205,200
-------------------------------------------------------------------------------------------------------------------------------
 1,870,000    Puerto Rico ITEMECF
              (Mennonite General Hospital)                               6.375       07/01/2006     08/13/2004(c)   1,914,057
-------------------------------------------------------------------------------------------------------------------------------
 1,925,000    Puerto Rico ITEMECF
              (Mennonite General Hospital)                               6.500       07/01/2012     10/09/2009(c)   1,945,270
-------------------------------------------------------------------------------------------------------------------------------
   905,000    Puerto Rico ITEMECF (Polytech University)                  5.700       08/01/2013     07/15/2009(c)     898,140
-------------------------------------------------------------------------------------------------------------------------------
 1,045,000    Puerto Rico ITEMECF
              (Ryder Memorial Hospital)                                  6.400       05/01/2009     02/26/2006(g)   1,074,532

                                    29  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                     Effective
 Principal                                                                                            Maturity      Market Value
    Amount                                                             Coupon          Maturity    (Unaudited)*       See Note 1
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
$  500,000    Puerto Rico ITEMECF
              (University of the Sacred Heart)                          5.250%       09/01/2021     01/04/2018(c)      $  488,870
-----------------------------------------------------------------------------------------------------------------------------------
    91,357    Puerto Rico Natural Resources Dept.
              Equipment Lease(i)                                        7.250        01/25/2002     01/25/2002             91,340
-----------------------------------------------------------------------------------------------------------------------------------
   549,973    Puerto Rico Natural Resources Dept.
              Equipment Lease(i)                                        7.250        10/26/2003     02/02/2003(c)         551,354
-----------------------------------------------------------------------------------------------------------------------------------
     5,973    Puerto Rico Office of the Governor
              Computer Lease(i)                                         6.906        09/30/2002     06/08/2002(c)           5,971
-----------------------------------------------------------------------------------------------------------------------------------
    60,000    Puerto Rico Port Authority                                5.700        07/01/2003(s)  07/01/2002(b)          60,054
-----------------------------------------------------------------------------------------------------------------------------------
     5,000    Puerto Rico Port Authority                                5.750        07/01/2002     07/01/2002              5,015
-----------------------------------------------------------------------------------------------------------------------------------
    30,000    Puerto Rico Port Authority                                6.000        07/01/2021(s)  07/01/2002(b)          30,080
-----------------------------------------------------------------------------------------------------------------------------------
   195,000    Puerto Rico Port Authority                                7.300        07/01/2007(s)  07/01/2002(b)         197,184
-----------------------------------------------------------------------------------------------------------------------------------
   465,000    Puerto Rico Port Authority, Series D                      7.000        07/01/2014(s)  07/01/2002(b)         482,135
-----------------------------------------------------------------------------------------------------------------------------------
     5,000    Puerto Rico Public Buildings Authority                    5.750        07/01/2015(s)  07/01/2003(b)           5,134
-----------------------------------------------------------------------------------------------------------------------------------
   295,000    Puerto Rico Public Buildings Authority                    6.000        07/01/2012(s)  07/01/2002(b)         296,269
-----------------------------------------------------------------------------------------------------------------------------------
 8,835,000    Puerto Rico Public Buildings Authority                    6.000        07/01/2012(s)  07/01/2002(b)       8,922,467
-----------------------------------------------------------------------------------------------------------------------------------
   139,485    Puerto Rico State Courts
              Telephone System Lease(i)                                 7.250        06/04/2002     06/04/2002            139,035
-----------------------------------------------------------------------------------------------------------------------------------
   980,000    Puerto Rico Urban Renewal                                 7.875        10/01/2004(s)  04/01/2002(b)         995,876
-----------------------------------------------------------------------------------------------------------------------------------
    18,311    Puerto Rico Vocational Rehab. Vehicle Lease(i,u)          8.000        02/17/2002     02/17/2002             18,309
-----------------------------------------------------------------------------------------------------------------------------------
   240,000    University of Puerto Rico                                 5.500        06/01/2012(s)  06/01/2002(b)         243,336
-----------------------------------------------------------------------------------------------------------------------------------
    60,000    V.I. HFA                                                  6.500        03/01/2025(s)  03/01/2005(b)          61,417
-----------------------------------------------------------------------------------------------------------------------------------
 2,750,000    V.I. Public Finance Authority                             6.125        10/01/2029(s)  10/01/2011(b)       2,883,375
-----------------------------------------------------------------------------------------------------------------------------------
   250,000    V.I. Public Finance Authority                             6.500        10/01/2024(s)  10/01/2010(b)         267,575
                                                                                                                    ---------------
                                                                                                                      179,792,093
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,537,739,047)--99.2%                                                             1,552,550,783
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities--0.8%                                                                                  13,148,851
                                                                                                                   ----------------
Net Assets--100.0%                                                                                                 $1,565,699,634
                                                                                                                   ================

Footnotes to Statement of Investments
*  Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed:
   a. Date of prerefunded call, or maturity date if escrowed to maturity.
   b. Optional call date; corresponds to the most conservative yield calculation.
   c. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
   d. Date of mandatory put.
   e. Date of planned principal payment.
   f. Effective maturity corresponding to variable coupon payment date.
   g. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.
i. Illiquid security--See Note 5 of Notes to Financial Statements.
q. All income earned on securities categorized as U.S. Possessions is exempt from federal, New York State and New York City income taxes for the year ended December 31, 2001.
r. Represents the current interest rate for a variable rate bond known as an "inverse floater"--See Note 1 of Notes to Financial Statements.
s. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated
   final maturity.
t. Non-income-accruing security.
u. Issuer is in default.
v. Represents the current interest rate for a variable or increasing rate security.
w. When-issued security or forward purchase commitment to be delivered and settled after December 31, 2001.

As of December 31, 2001, securities subject to the alternative minimum tax amount to $543,361,344 or 34.7% of the Fund's net assets.

See accompanying Notes to Financial Statements.

                                    30  |  LIMITED TERM NEW YORK MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS  Continued

==================================================================
Portfolio Abbreviations December 31, 2001

To simplify the listing of securities in the Statement of Investments, abbreviations are used per the table below:

ACDS      Association for Children with Down Syndrome            ITEMECF   Industrial, Tourist, Educational, Medical and
ACLD      Adults and Children with Learning and                            Environmental Community Facilities
          Developmental Disabilities                             JBFS      Jewish Board of Family Services
ALIA      Alliance of Long Island Agencies                       JCC       Jewish Community Center
ASMF      Amsterdam Sludge Management Facility                   JDAM      Julia Dyckman Andrus Memorial
CAB       Capital Appreciation Bond                              L.I.      Long Island
CARS      Complimentary Auction Rate Security                    LGAC      Local Government Assistance Corporation
CCDRCA    Catholic Charities of the Diocese of                   LGSC      Local Government Services Corporation
          Rockville Centre and Affiliates                        LILCO     Long Island Lighting Corporation
CDC       Community Development Corporation                      LIMO      Limited Interest Municipal Obligation
CFGA      Child and Family Guidance Association                  MSH       Mount Sinai Hospital
CMA       Community Mainstreaming Associates                     MTA       Metropolitan Transportation Authority
Con Ed    Consolidated Edison Company                            NIMO      Niagara Mohawk Power Corporation
COP       Certificates of Participation                          NYC       New York City
CRR       Center for Rapid Recovery                              NYS       New York State
CSD       Central School District                                NYU       New York University
DA        Dormitory Authority                                    OBPWC     Ocean Bay Park Water Corporation
DFA       Development Finance Authority                          PACES     Potsdam Auxiliary and College Educational Service
DIAMONDS  Direct Investment of Accrued Municipals                PRAMS     Prudential Receipts of Accrual Municipal Securities
EDA       Economic Development Authority                         Res Rec   Resource Recovery Facility
EFC       Environmental Facilities Corporation                   RG&E      Rochester Gas and Electric
EHC       Elderly Housing Corporation                            RITES     Residual Interest Tax Exempt Security
ERDA      Energy Research and Development Authority              SCHC      Senior Citizen Housing Corporation
FREE      Family Residences and Essential Enterprises            SCSB      Schuyler Community Services Board
GO        General Obligation                                     SONYMA    State of New York Mortgage Agency
GRIA      Greater Rochester International Airport                SWMA      Solid Waste Management Authority
HBFA      Housing Bank and Finance Agency                        TASC      Tobacco Settlement Asset-Backed Bonds
HDC       Housing Development Corporation                        TFA       Transitional Finance Authority
HE&H      Higher Educational and Health                          TFABs     Tobacco Flexible Amortization Bonds
HELP      Homeless Economic Loan Program                         UDC       Urban Development Corporation
HFA       Housing Finance Agency                                 UFSD      Union Free School District
HFC       Housing Finance Corporation                            USTA      United States Tennis Association
HJDOI     Hospital for Joint Diseases Orthopaedic Institute      V.I.      United States Virgin Islands
HKSB      Helen Keller Services for the Blind                    WHELC     Wartburg Home of the Evangelical
HOC       Housing Opportunities Commission                                 Lutheran Church
IDA       Industrial Development Agency                          WORCA     Working Organization for Retarded Children
IMEPCF    Industrial, Medical and Environmental Pollution                  and Adults
          Control Facilities                                     YCN       Yield Curve Note

                                    31  |  LIMITED TERM NEW YORK MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS  Continued

================================================================================
Industry Concentrations December 31, 2001

Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

Industry                                                  Market Value     Percent
-----------------------------------------------------------------------------------
Marine/Aviation Facilities                             $   261,639,684        16.8%
Special Assessment                                         238,720,949        15.4
Hospital/Healthcare                                        210,503,726        13.6
General Obligation                                         156,368,382        10.1
Electric Utilities                                         111,593,750         7.2
Municipal Leases                                            96,584,795         6.2
Multifamily Housing                                         81,209,351         5.2
Resource Recovery                                           68,464,213         4.4
Higher Education                                            53,711,136         3.5
Single Family Housing                                       52,575,346         3.4
Water Utilities                                             39,120,411         2.5
Gas Utilities                                               37,548,539         2.4
Nonprofit Organization                                      32,265,749         2.1
Highways/Railways                                           25,399,594         1.6
Pollution Control                                           24,574,163         1.6
Manufacturing, Non-Durable Goods                            20,845,666         1.3
Sales Tax Revenue                                           11,945,050         0.8
Manufacturing, Durable Goods                                 9,545,324         0.6
Adult Living Facilities                                      9,115,542         0.6
Parking Fee Revenue                                          7,066,659         0.5
Education                                                    3,752,754         0.2
                                                       ----------------------------
                                                       $ 1,552,550,783       100.0%
                                                       ============================
===============================================================================
Summary of Ratings December 31, 2001 / Unaudited

Distribution of investments by rating category, as a percentage of total investments at value, is as follows:

Ratings                                                                    Percent
-----------------------------------------------------------------------------------
AAA                                                                           19.5%
AA                                                                            16.7
A                                                                             35.4
BBB                                                                           23.4
BB                                                                             2.0
B                                                                              0.0
CCC                                                                            0.0
CC                                                                             0.0
C                                                                              0.0
D                                                                              0.1
Not Rated                                                                      2.9
                                                                             ------
                                                                             100.0%
                                                                             ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the
"Not Rated" category.

                                    32  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES December 31, 2001

=========================================================================================================
Assets

Investments, at value (cost $1,537,739,047)--see accompanying statement                   $1,552,550,783
---------------------------------------------------------------------------------------------------------
Cash                                                                                             891,997
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                      28,023,922
Investments sold                                                                              11,748,855
Shares of beneficial interest sold                                                             8,800,423
Other                                                                                            817,770
                                                                                          ---------------
Total assets                                                                               1,602,833,750

=========================================================================================================
Liabilities

Payables and other liabilities:
Investments purchased (including $27,784,192 purchased
on a when-issued or forward commitment basis)                                                 28,134,560
Note payable to bank (interest rate 2.3125% at December 31, 2001)                              5,200,000
Shares of beneficial interest redeemed                                                         3,366,469
Shareholder reports                                                                              176,212
Trustees'compensation                                                                            130,306
Other                                                                                            126,569
                                                                                          ---------------
Total liabilities                                                                             37,134,116

=========================================================================================================
Net Assets                                                                                $1,565,699,634
                                                                                          ===============
=========================================================================================================
Composition Of Net Assets

Paid-in capital                                                                           $1,581,206,322
---------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                          5,181,782
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                              (35,500,206)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                                     14,811,736
                                                                                          ---------------
Net Assets                                                                                $1,565,699,634
                                                                                          ===============
=========================================================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,124,845,513 and 343,886,681 shares of beneficial interest outstanding)                          $3.27
Maximum offering price per share (net asset value plus sales charge
of 3.50% of offering price)                                                                        $3.39
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $153,471,095
and 46,970,369 shares of beneficial interest outstanding)                                          $3.27
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $261,857,095
and 80,273,624 shares of beneficial interest outstanding)                                          $3.26
---------------------------------------------------------------------------------------------------------
Class X Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $25,525,931
and 7,784,166 shares of beneficial interest outstanding)                                           $3.28

See accompanying Notes to Financial Statements.

                                    33  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Year Ended December 31, 2001

=======================================================================================================
Investment Income

Interest                                                                                  $ 73,880,299

=======================================================================================================
Expenses

Management fees                                                                              5,333,664
-------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                      2,417,500
Class B                                                                                      1,138,107
Class C                                                                                      1,500,628
Class X                                                                                        222,461
-------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                        359,916
Class B                                                                                         47,748
Class C                                                                                         57,986
Class X                                                                                         14,185
-------------------------------------------------------------------------------------------------------
Interest expense                                                                               456,595
-------------------------------------------------------------------------------------------------------
Accounting service fees                                                                        389,893
-------------------------------------------------------------------------------------------------------
Shareholder reports                                                                            104,853
-------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                     99,746
-------------------------------------------------------------------------------------------------------
Other                                                                                           97,890
                                                                                          -------------
Total expenses                                                                              12,241,172
Less reduction to custodian expenses                                                           (29,877)
                                                                                          -------------
Net expenses                                                                                12,211,295

=======================================================================================================
Net Investment Income                                                                       61,669,004

=======================================================================================================
Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investments                                                     (2,533,378)
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments                         (4,895,257)
                                                                                          -------------
Net realized and unrealized gain (loss)                                                     (7,428,635)

=======================================================================================================
Net Increase in Net Assets Resulting from Operations                                      $ 54,240,369
                                                                                          =============

See accompanying Notes to Financial Statements.

                                    34  |  LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31,                                                                       2001             2000
===================================================================================================================
Operations

Net investment income (loss)                                                        $   61,669,004   $   55,532,243
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                (2,533,378)      (7,633,941)
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                    (4,895,257)      34,684,890
                                                                                   --------------------------------
Net increase (decrease) in net assets resulting from operations                         54,240,369       82,583,192

===================================================================================================================
Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A                                                                                (46,987,073)     (44,847,231)
Class B                                                                                 (4,462,285)      (3,406,138)
Class C                                                                                 (5,813,232)      (4,210,488)
Class X                                                                                 (1,254,737)      (1,457,394)

===================================================================================================================
Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                                200,015,912     (121,748,106)
Class B                                                                                 61,199,956        1,834,641
Class C                                                                                161,546,894      (20,002,042)
Class X                                                                                 (7,159,748)      (7,670,046)

===================================================================================================================
Net Assets

Total increase (decrease)                                                              411,326,056     (118,923,612)
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  1,154,373,578    1,273,297,190
                                                                                    -------------------------------
End of period [including undistributed (overdistributed) net investment income
of $5,181,782 and $2,030,105, respectively]                                         $1,565,699,634   $1,154,373,578
                                                                                    ===============================

See accompanying Notes to Financial Statements.

                                    35  |  LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A                 Year Ended December 31,                      2001       2000         1999        1998        1997
==========================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                           $     3.27   $   3.19   $     3.37    $   3.34    $   3.26
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .16        .16          .15         .16         .17
Net realized and unrealized gain (loss)                                 -        .07         (.18)        .03        1.08
                                                               -----------------------------------------------------------
Total income (loss) from investment operations                        .16        .23         (.03)        .19         .25
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.16)      (.15)        (.15)       (.16)       (.17)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $     3.27   $   3.27   $     3.19    $   3.37    $   3.34

                                                               ===========================================================

==========================================================================================================================
Total Return, at Net Asset Value(1)                                  4.85%      7.47%       (0.87)%      5.94%       8.01%

==========================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                       $1,124,846   $927,079   $1,025,714    $979,316    $771,828
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $  996,671   $945,492   $1,060,745    $884,849    $677,376
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                                4.95%      4.88%        4.64%       4.80%       5.27%
Expenses                                                             0.78%      0.85%        0.81%       0.82%(3)    0.83%
Expenses, net of interest expense and
reduction to custodian expense(4)                                    0.74%      0.78%        0.77%       0.80%       0.80%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                23%        37%          37%         25%         27%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

                                    36  |  LIMITED TERM NEW YORK MUNICIPAL FUND

Class B       Year Ended December 31,                             2001      2000      1999       1998       1997(1)
====================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                            $   3.27   $  3.19   $  3.37    $  3.34    $  3.25
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .13       .13       .13        .14        .10
Net realized and unrealized gain (loss)                                -       .08      (.18)       .03        .09
                                                                ----------------------------------------------------
Total income (loss) from investment operations                       .13       .21      (.05)       .17        .19
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.13)     (.13)     (.13)      (.14)      (.10)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $   3.27   $  3.27   $  3.19    $  3.37    $  3.34
                                                                ====================================================

====================================================================================================================
Total Return, at Net Asset Value(2)                                 4.06%     6.65%    (1.64)%     5.13%      5.89%

====================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                        $153,471   $92,786   $88,758    $64,388    $21,500
====================================================================================================================
Average net assets (in thousands)                               $113,976   $86,107   $78,263    $43,620    $ 9,873
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                               4.17%     4.09%     3.84%      3.97%      4.18%
Expenses                                                            1.54%     1.63%     1.59%      1.59%(4)   1.56%
Expenses, net of interest expense and
reduction to custodian expense(5)                                   1.50%     1.56%     1.55%      1.57%      1.54%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               23%       37%       37%        25%        27%

1. For the period from May 1, 1997 (inception of offering) to December 31,
1997.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

                                    37  |  LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued

Class C             Year Ended December 31,                       2001       2000       1999       1998       1997(1)
=====================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                          $   3.26   $   3.18   $   3.36    $  3.33    $  3.25
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .13        .13        .13        .14        .10
Net realized and unrealized gain (loss)                              -        .08       (.18)       .03        .08
                                                              -------------------------------------------------------
Total income (loss) from investment operations                     .13        .21       (.05)       .17        .18
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.13)      (.13)      (.13)      (.14)      (.10)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   3.26   $   3.26   $   3.18    $  3.36    $  3.33
                                                              =======================================================

=====================================================================================================================
Total Return, at Net Asset Value(2)                               4.06%      6.67%     (1.63)%     5.15%      5.58%

=====================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                      $261,857   $101,858   $119,329    $94,870    $26,862
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $150,504   $105,452   $116,249    $61,717    $12,705
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                             4.13%      4.11%      3.86%      3.98%      4.22%
Expenses                                                          1.53%      1.62%      1.57%      1.57%(4)   1.54%
Expenses, net of interest expense and
reduction to custodian expense(5)                                 1.49%      1.55%      1.53%      1.55%      1.51%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             23%        37%        37%        25%        27%

1. For the period from May 1, 1997 (inception of offering) to December 31,
1997.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

                                    38  |  LIMITED TERM NEW YORK MUNICIPAL FUND

Class X             Year Ended December 31,                          2001      2000      1999       1998       1997
=====================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                              $  3.28   $  3.20   $  3.38    $  3.35    $  3.27
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .15       .14       .13        .15        .16
Net realized and unrealized gain (loss)                              (.01)      .08      (.18)       .03        .08
                                                                  ---------------------------------------------------
Total income (loss) from investment operations                        .14       .22      (.05)       .18        .24
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.14)     (.14)     (.13)      (.15)      (.16)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  3.28   $  3.28   $  3.20    $  3.38    $  3.35
                                                                  ===================================================

=====================================================================================================================
Total Return, at Net Asset Value(1)                                  4.30%     6.88%    (1.39)%     5.38%      7.44%

=====================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                          $25,526   $32,651   $39,496    $47,424    $52,510
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                 $29,642   $34,684   $44,237    $49,866    $49,563
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                                4.46%     4.34%     4.11%      4.30%      4.75%
Expenses                                                             1.31%     1.39%     1.34%      1.35%(3)   1.35%
Expenses, net of interest expense and
reduction to custodian expense(4)                                    1.27%     1.32%     1.30%      1.32%      1.32%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                23%       37%       37%        25%        27%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

                                    39  |  LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

===============================================================================
1. Significant Accounting Policies
Limited Term New York Municipal Fund (the Fund) is a separate series of
Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The
Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the
Manager).
    The Fund offers Class A, Class B and Class C shares. As of January 6,
1998, the Fund is no longer offering Class X shares (Class X shares were designated as Class B shares prior to May 1, 1997). Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class X shares may also be subject to a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and X have separate distribution and/or service plans. Class B and Class X shares will automatically convert to Class A shares six years after the date of purchase.
The following is a summary of significant accounting policies consistently followed by the Fund.
-------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
(including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
-------------------------------------------------------------------------------
Securities Purchased on a When-Issued or Forward Commitment Basis. Delivery and
payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the
Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more after trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments.
These transactions may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of December 31, 2001, the Fund had entered into outstanding net when-issued or forward commitment transactions of $27,784,192.
-------------------------------------------------------------------------------
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed-rate securities. The
Fund intends to invest no more than 5% of its total assets in inverse floaters.
Inverse floaters amount to $22,712,816 as of December 31, 2001. Including the effect of leverage, inverse floaters represent 2.20% of the Fund's total assets as of December 31, 2001.

                                    40  |  LIMITED TERM NEW YORK MUNICIPAL FUND

-------------------------------------------------------------------------------
Security Credit Risk. There are certain risks arising from geographic concentration in any state. Certain revenue or tax-related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
-------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
-------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

As of December 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

     Expiring
     ------------------------------------------------------
     2002                                       $ 6,750,004
     ------------------------------------------------------
     2003                                         2,250,684
     ------------------------------------------------------
     2004                                           244,677
     ------------------------------------------------------
     2006                                           484,870
     ------------------------------------------------------
     2007                                        15,555,960
     ------------------------------------------------------
     2008                                         7,670,334
     ------------------------------------------------------
     2009                                         2,543,678
                                                -----------
     Total Capital Loss Carryover               $35,500,207
                                                ===========

-------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December 31, 2001, the Fund's projected benefit obligations were decreased by $143,985 and payments of $2,627 were made to retired trustees, resulting in an accumulated liability of $122,506 as of December 31, 2001.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund.
Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
-------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
-------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

                                    41  |  LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued

-------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
-------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
-------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                              Year Ended December 31, 2001      Year Ended December 31, 2000
                                                                    Shares          Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------
Class A
Sold                                                           104,874,745   $ 345,581,785       30,497,760   $  97,989,808
Dividends and/or distributions reinvested                        9,203,545      30,259,146        8,746,099      28,077,543
Redeemed                                                       (53,458,873)   (175,825,019)     (77,375,199)   (247,815,457)
                                                               --------------------------------------------------------------
Net increase (decrease)                                         60,619,417   $ 200,015,912      (38,131,340)  $(121,748,106)
                                                               ==============================================================
-----------------------------------------------------------------------------------------------------------------------------

Class B
Sold                                                            21,666,955   $  71,297,469        5,527,602   $  17,764,247
Dividends and/or distributions reinvested                          914,062       3,002,247          715,828       2,296,395
Redeemed                                                        (3,991,598)    (13,099,760)      (5,700,634)    (18,226,001)
                                                               --------------------------------------------------------------
Net increase (decrease)                                         18,589,419   $  61,199,956          542,796   $   1,834,641
                                                               ==============================================================

-----------------------------------------------------------------------------------------------------------------------------

Class C
Sold                                                            54,464,526   $ 179,215,562        5,349,627   $  17,125,175
Dividends and/or distributions reinvested                        1,299,814       4,263,310          965,305       3,092,089
Redeemed                                                        (6,690,465)    (21,931,978)     (12,593,417)    (40,219,306)
                                                               --------------------------------------------------------------
Net increase (decrease)                                         49,073,875   $ 161,546,894       (6,278,485)  $ (20,002,042)
                                                               ==============================================================

-----------------------------------------------------------------------------------------------------------------------------

Class X
Sold                                                                     -   $           -                -   $           -
Dividends and/or distributions reinvested                          247,588         816,174          302,132         971,839
Redeemed                                                        (2,416,640)     (7,975,922)      (2,697,344)     (8,641,885)
                                                               --------------------------------------------------------------
Net increase (decrease)                                         (2,169,052)  $  (7,159,748)      (2,395,212)  $  (7,670,046)
                                                               ==============================================================

                                    42  |  LIMITED TERM NEW YORK MUNICIPAL FUND

-------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2001, were
$713,765,903 and $298,278,591, respectively.

As of December 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $1,537,739,047 was:

     Gross unrealized appreciation                      $ 25,879,104
     Gross unrealized depreciation                       (11,067,368)
                                                        ------------
     Net unrealized appreciation (depreciation)         $ 14,811,736
                                                        ============

===============================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
0.50% of the first $100 million of average daily net assets, 0.45% of the next
$150 million, 0.40% of the next $1.75 billion, and 0.39% of average daily net assets in excess of $2 billion. The Fund's management fee for the year ended
December 31, 2001, was $5,333,664, or 0.41% of average annual net assets for each class of shares.
-------------------------------------------------------------------------------
Accounting Fees. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund, which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During the year ended December 31, 2001, the Fund paid $389,893 to the Manager for accounting and pricing services.
-------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS an agreed upon per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, to 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.
-------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement
with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                    Aggregate          Class A         Commissions         Commissions       Commissions
                                    Front-End        Front-End          on Class A          on Class B        on Class C
                                Sales Charges    Sales Charges              Shares              Shares            Shares
                                   on Class A      Retained by         Advanced by         Advanced by       Advanced by
Year Ended                             Shares      Distributor         Distributor(1)      Distributor(1)    Distributor(1)
---------------------------------------------------------------------------------------------------------------------------
December 31,2001                   $3,175,203         $580,635            $532,158          $1,801,030        $1,714,796

1. The Distributor advances commission payments to dealers for certain sales of
Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                 Class A                  Class B                  Class C                  Class X
                     Contingent Deferred      Contingent Deferred      Contingent Deferred      Contingent Deferred
                           Sales Charges            Sales Charges            Sales Charges            Sales Charges
Year Ended       Retained by Distributor  Retained by Distributor  Retained by Distributor  Retained by Distributor
--------------------------------------------------------------------------------------------------------------------
December 31,2001                 $26,204                 $205,542                  $39,182                   $3,703

                                    43  |  LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued

-------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plan Fees Continued
The Fund has adopted a Service Plan for Class A shares and Distribution and
Service Plans for Class B, Class C and Class X shares under Rule 12b-1 of the
Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
-------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended December
31, 2001, payments under the Class A plan totaled $2,417,500, all of which were paid by the Distributor to recipients, and included $47,298 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
-------------------------------------------------------------------------------
Class B, Class C and Class X Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class X plans provide for the Distributor to be compensated at a flat rate, whether the
Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B and Class
X shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the
Fund under the plans. If any plan is terminated by the Fund, the Board of
Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended December 31, 2001, were as follows:

                                                                      Distributor's
                                                     Distributor's        Aggregate
                                                         Aggregate     Unreimbursed
                                                      Unreimbursed    Expenses as %
                Total Payments    Amount Retained         Expenses    of Net Assets
                    Under Plan     by Distributor       Under Plan         of Class
-----------------------------------------------------------------------------------
Class B Plan       $ 1,138,107           $853,216       $2,973,970            1.94%
Class C Plan         1,500,628            423,984        4,861,376             1.86
Class X Plan           222,461            148,502                -                -

                                    44  |  LIMITED TERM NEW YORK MUNICIPAL FUND

===============================================================================
5. Illiquid Securities
As of December 31, 2001, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of
December 31, 2001, was $28,461,000, which represents 1.82% of the Fund's net assets.
===============================================================================
6. Bank Borrowings
The Fund may borrow up to 10% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other
Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $250 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%.
The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $5,200,000 as of December 31, 2001.
For the year ended December 31, 2001, the average monthly loan balance was
$9,133,366 at an average interest rate of 4.757%. The Fund had gross borrowings and gross loan repayments of $412,600,000 and $431,900,000, respectively, during the year ended December 31, 2001. The maximum amount of borrowings outstanding at any monthend was $43,400,000.

                                                        A-6
                                                    Appendix A

                                        MUNICIPAL BOND RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below for municipal securities. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM BOND RATINGS

Aaa: Bonds rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk.
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the of
"Aaa" securities.

A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.
Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...): Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These bonds are secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d)
payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.
Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa."
The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a #
symbol.

SHORT-TERM RATINGS - U.S. TAX-EXEMPT MUNICIPALS

There are three ratings for short-term obligations that are investment grade. Short-term speculative obligations are designated "SG." For variable rate demand obligations, a two-component rating is assigned. The first (MIG)
element represents an evaluation by Moody's of the degree of risk associated with scheduled principal and interest payments. The second element (VMIG) represents an evaluation of the degree of risk associated with the demand feature.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's")

LONG-TERM CREDIT RATINGS

AAA: Bonds rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics.
`BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: Bonds rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: Bonds rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.
p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.
r: The `r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

SHORT-TERM ISSUE CREDIT RATINGS

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.

INTERNATIONAL LONG-TERM CREDIT RATINGS

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD"
obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.
"DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below
50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process;
those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated
"D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+"
to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.
F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                                        B-1
                                                    Appendix B

                                      Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Bond Anticipation Notes
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels/Gaming
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper
Parking Fee Revenue
Pollution Control
Resource Recovery
Revenue Anticipation Notes
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Tax Anticipation Notes
Tax & Revenue Anticipation Notes
Telephone Utilities
Water Utilities

                                                       C-12
                                                    Appendix C

                          OppenheimerFunds Special Sales Charge Arrangements and Waivers
                          --------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional
Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1)   plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
         2)   non-qualified deferred compensation plans,
         3)   employee benefit plans3
         4)   Group Retirement Plans4
         5)   403(b)(7) custodial plan accounts
         6)   Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

                  I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
-------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject
to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

     There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:
|_|      Purchases of Class A shares aggregating $1 million or more.
|_|      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1)   through a broker, dealer, bank or registered investment advisor that has made special arrangements with the Distributor for those purchases, or
         2)   by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1)   The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a
              daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
              Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between
              Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments").
         2)   The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and
              Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill
              Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
         3)   The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees
              (as determined by the Merrill Lynch plan conversion manager).
|_|      Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer
         Agent on or before March 1, 2001.

                             II. Waivers of Class A Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      The Manager or its affiliates.
|_|      Present or former officers, directors, trustees and employees (and their "immediate families") of the
         Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the
         Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the
         Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|      Investment advisors and financial planners who have entered into an agreement for this purpose with the
         Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the
         Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|      A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|      Dealers, brokers, banks, or registered investment advisors that have entered into an agreement with the
         Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment advisor provides administration services.
|-|

     Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_|      A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|      Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid.
         This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|      Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid
         Trust Series.
|_|      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts
         (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_|      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1)   Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
         2)   To return excess contributions.
         3)   To return contributions made due to a mistake of fact.
         4)   Hardship withdrawals, as defined in the plan.6
         5)   Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
              Revenue Code.
         6)   To meet the minimum distribution requirements of the Internal Revenue Code.
         7)   To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
              Revenue Code.
         8)   For loans to participants or beneficiaries.
         9)   Separation from service.7
         10)  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the
              Distributor.
         11)  Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|_|      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

                   III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|      Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the
         applicable Prospectus.
|_|      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social
         Security Administration.
|_|      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|      Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|      Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1)   Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
         2)   To return excess contributions made to a participant's account.
         3)   To return contributions made due to a mistake of fact.
         4)   To make hardship withdrawals, as defined in the plan.9
         5)   To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
         6)   To meet the minimum distribution requirements of the Internal Revenue Code.
         7)   To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
              Revenue Code.
         8)   For loans to participants or beneficiaries.10
         9)   On account of the participant's separation from service.11
         10)  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
         11)  Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)  For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed
              10% of the account's value, adjusted annually.
         13)  Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a
              Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|      Shares sold to the Manager or its affiliates.
|_|      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Shares issued in plans of reorganization to which the Fund is a party.
|_|      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

   IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
                                           Former Quest for Value Funds
-------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer Quest Global Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized)
into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."
The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|      acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|      purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

|X|      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals
who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

|X|      Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o        Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of
                  Funds.
o        Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|      Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

I.       Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o        withdrawals  under an  automatic  withdrawal  plan  holding  only either  Class B or Class C shares if the annual  withdrawal  does not exceed  10% of the  initial  value of the  account  value,  adjusted annually, and
o        liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|      Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for
Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

     V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders
                                    of Connecticut Mutual Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds
(referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment advisor to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

|X|      Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former
Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
         1)   persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were
              $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the
              Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that
              Fund or other Former Connecticut Mutual Funds, and
         2)   persons whose intended purchases under a Statement of Intention entered into prior to March 18,
              1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.
|X|

         Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March
18, 1996, and still holds Class A shares:
         1)   any purchaser, provided the total initial amount invested in the Fund or any one or more of the
              Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
              Connecticut Mutual Funds or a Fund into which such Fund merged;
         2)   any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3)   Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
         4)   employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the
              prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
         5)   one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6)   an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
              Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or
Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under
         Section 457 of the Code, or other employee benefit plans;
     4)  as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's
         Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

           VI. Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.
--------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income
Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

        VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund
-------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11,
1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|      dealers, brokers, or registered investment advisors that had entered into an agreement with the
         Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_|      dealers, brokers or registered investment advisors that had entered into an agreement with the
         Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Limited Term New York Municipal Fund

Internet Website
     WWW.OPPENHEIMERFUNDS.COM
     ------------------------

Investment Advisor
       OppenheimerFunds, Inc.
       498 Seventh Avenue
       New York, New York 10018

Distributor
       OppenheimerFunds Distributor, Inc.
       498 Seventh Avenue
       New York, New York 10018

Transfer Agent
       OppenheimerFunds Services
       P.O. Box 5270
       Denver, Colorado 80217
       1.800.525.7048

Custodian Bank
       Citibank, N.A.
       399 Park Avenue
       New York, New York 10043

Independent Auditors
       KPMG LLP
       707 Seventeenth Street
       Denver, Colorado 80202

Legal Counsel
       Mayer, Brown, Rowe & Maw
       1675 Broadway
       New York, New York 10019

1234

PX0355.001.0402 (Rev. 0602)

--------

1 Mr. Cannon is a Trustee of Rochester Fund Municipals, Limited-Term New York Municipal Fund and Convertible
Securities Fund.
2 The address of each Trustee is 6803 S. Tucson Way, Englewood, CO 80112-3924.
3 Each Trustee serves for an indefinite term, until his or her resignation, death or removal.
4 The address of the Officers is as follows: Messrs. Murphy, Molleur and Zack and Ms. Feld is 498 Seventh Avenue,
New York, NY 10018; Mr. Wixted and Ms. Ives is 6803 S. Tucson Way, Englewood, CO 80112-3924; Messrs. Fielding,
Tanner and Loughran is 350 Linden Oaks, Rochester, NY 14625.

5 Each Officer serves for an annual term or until his or her resignation, death or removal.
6 In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

1 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal
Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers.
These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b)
plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class
C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.